UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Blended Equity Fund

		Shares	Value ($)*
Common Stocks — 98.3%
CONSUMER DISCRETIONARY — 7.3%
Auto Components — 1.4%
	BorgWarner, Inc.	105,000	2,285,850
Auto Components Total			2,285,850
Media — 2.2%
	Interpublic Group of Companies, Inc. (a)	1,155	4,574
	John Wiley & Sons, Inc., Class A	105,000	3,735,900
Media Total			3,740,474
Multiline Retail — 3.7%
	Target Corp.	176,400	6,091,092
Multiline Retail Total			6,091,092
CONSUMER DISCRETIONARY TOTAL			12,117,416
CONSUMER STAPLES — 11.6%
Food & Staples Retailing — 6.0%
	Olam International Ltd.	1,500,000	1,208,658
	Wal-Mart Stores, Inc.	156,100	8,750,966
Food & Staples Retailing Total			9,959,624
Food Products — 3.3%
	Archer-Daniels-Midland Co.	70,000	2,018,100
	Kraft Foods, Inc., Class A	61,036	1,638,816
	Wilmar International Ltd.	900,000	1,761,799
Food Products Total			5,418,715
Tobacco — 2.3%
	Philip Morris International, Inc.	88,200	3,837,582
Tobacco Total			3,837,582
CONSUMER STAPLES TOTAL			19,215,921
ENERGY — 11.0%
Oil, Gas & Consumable Fuels — 11.0%
	Apache Corp.	45,000	3,353,850
	Chevron Corp.	37,100	2,744,287
	Cimarex Energy Co.	90,000	2,410,200
	Exxon Mobil Corp.	89,222	7,122,592
	Petroleo Brasileiro SA, ADR	75,000	1,836,750
	Royal Dutch Shell PLC, ADR	12,100	640,574
Oil, Gas & Consumable Fuels Total			18,108,253
ENERGY TOTAL			18,108,253
FINANCIALS — 16.1%
Capital Markets — 6.8%
	American Capital Ltd.	97,500	315,900
	Ameriprise Financial, Inc.	8,920	208,371

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Capital Markets — (continued)
	Bank of New York Mellon Corp.	49,088	1,390,663
	Goldman Sachs Group, Inc.	30,000	2,531,700
	State Street Corp.	173,100	6,808,023
Capital Markets Total			11,254,657
Consumer Finance — 0.4%
	American Express Co.	34,100	632,555
Consumer Finance Total			632,555
Diversified Financial Services — 5.3%
	Hong Kong Exchanges & Clearing Ltd.	100,000	958,732
	Leucadia National Corp.(a)	185,000	3,663,000
	Nasdaq OMX Group (a)	100,000	2,471,000
	NYSE Euronext	30,000	821,400
	Singapore Exchange Ltd.	250,000	895,746
Diversified Financial Services Total			8,809,878
Insurance — 2.3%
	Berkshire Hathaway Inc., Class A (a)	39	3,767,400
Insurance Total			3,767,400
Real Estate Management & Development — 1.3%
	St. Joe Co. (a)	90,000	2,188,800
Real Estate Management & Development Total			2,188,800
FINANCIALS TOTAL			26,653,290
HEALTH CARE — 15.4%
Biotechnology — 0.9%
	Genzyme Corp. (a)	22,100	1,466,777
Biotechnology Total			1,466,777
Health Care Equipment & Supplies — 0.8%
	Becton Dickinson & Co.	12,500	854,875
	Hospira, Inc. (a)	18,100	485,442
Health Care Equipment & Supplies Total			1,340,317
Pharmaceuticals — 13.7%
	Abbott Laboratories	180,800	9,649,296
	Johnson & Johnson	122,478	7,327,859
	Novo Nordisk A/S, ADR	70,000	3,597,300
	Pfizer, Inc.	94,058	1,665,767

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Schering-Plough Corp.	19,100	325,273
Pharmaceuticals Total			22,565,495
HEALTH CARE TOTAL			25,372,589
INDUSTRIALS — 14.0%
Aerospace & Defense — 3.3%
	Bombardier, Inc., Class B	950,000	3,448,500
	Rolls-Royce Group PLC, ADR	85,000	2,099,500
Aerospace & Defense Total			5,548,000
Air Freight & Logistics — 1.4%
	Expeditors International Washington, Inc.	70,000	2,328,900
Air Freight & Logistics Total			2,328,900
Building Products — 1.5%
	Simpson Manufacturing Co., Inc.	92,500	2,567,800
Building Products Total			2,567,800
Commercial Services & Supplies — 1.2%
	Waste Management, Inc.	59,100	1,958,574
Commercial Services & Supplies Total			1,958,574
Construction & Engineering — 2.1%
	Quanta Services, Inc. (a)	175,000	3,465,000
Construction & Engineering Total			3,465,000
Electrical Equipment — 0.7%
	American Superconductor Corp. (a)	67,000	1,092,770
Electrical Equipment Total			1,092,770
Industrial Conglomerates — 1.3%
	Jardine Strategic Holdings Ltd.	200,000	2,088,070
Industrial Conglomerates Total			2,088,070
Machinery — 1.0%
	Dover Corp.	51,100	1,682,212
Machinery Total			1,682,212
Trading Companies & Distributors — 1.5%
	Noble Group Ltd.	3,400,000	2,435,210
Trading Companies & Distributors Total			2,435,210
INDUSTRIALS TOTAL			23,166,536
INFORMATION TECHNOLOGY — 13.2%
Communications Equipment — 4.2%
	Cisco Systems, Inc. (a)	432,065	7,042,659
Communications Equipment Total			7,042,659
Computers & Peripherals — 3.8%
	Apple, Inc. (a)	25,000	2,133,750

3

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — (continued)
	NCR Corp. (a)	141,200	1,996,568
	Teradata Corp. (a)	141,200	2,093,996
Computers & Peripherals Total			6,224,314
Electronic Equipment, Instruments & Components — 1.5%
	National Instruments Corp.	100,000	2,436,000
Electronic Equipment, Instruments & Components Total			2,436,000
Software — 3.7%
	Microsoft Corp.	316,700	6,156,648
Software Total			6,156,648
INFORMATION TECHNOLOGY TOTAL			21,859,621
MATERIALS — 8.4%
Chemicals — 3.4%
	Huabao International Holdings Ltd.	2,750,000	1,808,250
	Monsanto Co.	52,500	3,693,375
Chemicals Total			5,501,625
Construction Materials — 2.1%
	Vulcan Materials Co.	50,000	3,479,000
Construction Materials Total			3,479,000
Metals & Mining — 2.9%
	Alcoa, Inc.	100,000	1,126,000
	Nucor Corp.	80,000	3,696,000
Metals & Mining Total			4,822,000
MATERIALS TOTAL			13,802,625
UTILITIES — 1.3%
Independent Power Producers & Energy Traders — 1.3%
	AES Corp. (a)	250,000	2,060,000
Independent Power Producers & Energy Traders Total			2,060,000
UTILITIES TOTAL			2,060,000

	Total Common Stocks (cost of $116,176,678)		162,356,251

		Par($)
Short-Term Obligation — 2.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by a U.S. Government Agency Obligation maturing 11/17/15, market value $4,091,719 (repurchase proceeds $4,006,002)	4,006,000	4,006,000

4

Value ($)
Total Short-Term Obligation (cost of $4,006,000)	4,006,000

Total Investments — 100.7% (cost of $120,182,678)(b)(c)	166,362,251

Other Assets & Liabilities, Net — (0.7)%	(1,219,659)

Net Assets — 100.0%	165,142,592

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•         Level 1 — quoted prices in active markets for identical securities

•         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•         Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December  31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments

	Level 1 — Quoted Prices	$153,287,858	$—
	Level 2 — Other Significant Observable Inputs	13,074,393	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$166,362,251	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $120,182,678.

5

(c)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$64,238,120	$(18,058,547)	$46,179,573

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities — 41.1%
Federal Home Loan Mortgage Corporation
	5.000% 03/01/21	105,650	108,652
	5.500% 03/01/37	1,797,472	1,841,823
	5.895% 06/01/36(a)	5,592,704	5,767,899
	7.000% 12/01/35	1,656,505	1,728,201
Federal National Mortgage Association
	4.500% 08/01/35	4,425,409	4,493,298
	4.500% 09/01/35	4,867,169	4,941,836
	5.000% 03/01/37	4,336,184	4,432,334
	5.000% 05/01/37	36,019,809	36,818,507
	5.000% 09/01/37	22,571,814	23,073,588
	5.000% 03/01/38	8,639,874	8,830,589
	5.000% 04/01/38	17,435,417	17,822,027
	5.500% 10/01/28	170,766	176,670
	5.500% 11/01/28	294,278	304,452
	5.500% 12/01/28	5,645	5,840
	5.500% 11/01/29	460,691	476,619
	5.500% 04/01/31	253,898	261,487
	5.500% 02/01/32	1,346,156	1,385,220
	5.500% 04/01/33	179,802	184,754
	5.500% 05/01/33	51,264	52,676
	5.500% 02/01/35	305,211	313,617
	5.500% 04/01/35	637,071	653,821
	5.500% 05/01/35	1,212,198	1,244,071
	5.500% 06/01/35	577,374	592,554
	5.500% 05/01/38	19,511,931	20,023,853
	5.500% 06/01/38	9,557,105	9,806,893
	6.000% 03/01/36	2,782,203	2,867,527
	6.000% 11/01/37	17,576,556	18,114,598
	6.500% 02/01/13	112,307	116,733
	6.500% 08/01/37	7,792,358	8,102,396
	7.500% 10/01/29	63,249	66,992
	TBA,
	4.500% 01/13/39(b)	16,000,000	16,215,008
	5.000% 01/13/39(b)	16,000,000	16,335,008
Government National Mortgage Association
	4.500% 07/20/33	1,504,950	1,521,219
	4.500% 09/15/33	675,841	691,296
	5.000% 09/20/33	1,371,585	1,407,070
	5.375% 04/20/28(a)	12,291	12,259

1

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.375% 06/20/28(a)	99,571	99,304
	6.000% 03/20/28	228,806	237,034
	6.500% 05/15/23	2,605	2,718
	6.500% 05/15/28	102,280	107,505
	6.500% 06/15/28	45,010	47,310
	6.500% 12/15/31	194,650	204,593
	6.500% 04/15/32	22,326	23,467
	7.000% 05/15/29	109,897	116,299
	7.500% 03/15/28	45,096	47,788
	8.000% 10/15/17	130,176	139,015
	8.000% 01/15/30	179,322	191,103
	8.500% 06/15/17	282,258	301,768
	8.500% 11/15/17	114,374	122,101
	8.500% 12/15/17	508,828	543,206
	9.000% 12/15/17	471,060	504,061
	9.000% 06/15/30	28,427	30,983
	9.500% 11/15/17	396,823	430,593

	Total Mortgage-Backed Securities (cost of $204,680,350)		213,940,235

Corporate Fixed-Income Bonds & Notes — 26.8%
BASIC MATERIALS — 0.5%
Iron/Steel — 0.5%
Nucor Corp.
	5.850% 06/01/18	2,680,000	2,600,752
Iron/Steel Total			2,600,752
BASIC MATERIALS TOTAL			2,600,752
COMMUNICATIONS — 2.7%
Media — 1.5%
Comcast Cable Holdings LLC
	9.800% 02/01/12	2,600,000	2,740,933
Time Warner Cable, Inc.
	6.200% 07/01/13	2,030,000	1,920,167
Time Warner Companies., Inc.
	7.250% 10/15/17	2,183,000	2,003,590
Walt Disney Co.
	4.500% 12/15/13	1,360,000	1,368,972
Media Total			8,033,662
Telecommunication Services — 1.2%
America Movil S.A. de C.V.
	5.500% 03/01/14	2,615,000	2,410,769

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
AT&T, Inc.
	5.500% 02/01/18	1,850,000	1,869,656
Deutsche Telekom International Finance, Multi-Coupon Bond
	8.750% 06/15/30(a)	1,500,000	1,849,713
Telecommunication Services Total			6,130,138
COMMUNICATIONS TOTAL			14,163,800
CONSUMER CYCLICAL — 2.3%
Retail — 2.3%
McDonald’s Corp.
	5.800% 10/15/17	3,500,000	3,742,788
Target Corp.
	5.875% 07/15/16	4,100,000	3,914,286
Wal-Mart Stores, Inc.
	4.125% 02/15/11	2,441,000	2,497,514
	5.000% 04/05/12	1,735,000	1,833,977
Retail Total			11,988,565
CONSUMER CYCLICAL TOTAL			11,988,565
CONSUMER NON-CYCLICAL — 2.4%
Beverages — 1.1%
Bottling Group LLC
	5.500% 04/01/16	5,520,000	5,523,593
Beverages Total			5,523,593
Food — 1.0%
General Mills, Inc.
	5.650% 09/10/12	2,710,000	2,766,192
HJ Heinz Co.
	5.350% 07/15/13	2,500,000	2,480,190
Food Total			5,246,382
Healthcare Services — 0.3%
UnitedHealth Group, Inc.
	6.000% 06/15/17	1,600,000	1,440,680
Healthcare Services Total			1,440,680
CONSUMER NON-CYCLICAL TOTAL			12,210,655
ENERGY — 0.9%
Oil & Gas Services — 0.5%
Baker Hughes, Inc.
	7.500% 11/15/18	2,275,000	2,522,197
Oil & Gas Services Total			2,522,197

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 0.4%
ConocoPhillips
	4.400% 05/15/13	1,965,000	1,953,367
Oil, Gas & Consumable Fuels Total			1,953,367
ENERGY TOTAL			4,475,564
FINANCIALS — 11.1%
Banks — 8.7%
Bank One Corp.
	7.875% 08/01/10	5,700,000	5,974,455
Barclays Bank PLC
	5.926% 12/31/49(a)(c)(d)	3,000,000	1,103,166
Citigroup, Inc.
	5.000% 09/15/14	470,000	413,404
	5.250% 02/27/12	2,605,000	2,524,349
	6.500% 08/19/13	6,435,000	6,493,468
Credit Suisse/New York NY
	5.000% 05/15/13	2,215,000	2,131,785
Deutsche Bank AG
	4.875% 05/20/13	4,000,000	3,927,160
JPMorgan Chase & Co.
	6.000% 01/15/18	1,345,000	1,419,680
Keycorp
	6.500% 05/14/13	2,000,000	1,843,774
Morgan Stanley
	6.625% 04/01/18	1,235,000	1,083,453
National City Corp.
	3.125% 04/30/09	500,000	490,614
	4.900% 01/15/15	575,000	479,133
Northern Trust Corp.
	5.500% 08/15/13	2,400,000	2,464,246
RBS Capital Trust III
	5.512% 09/29/49(a)(d)	3,440,000	1,375,167
UBS Preferred Funding Trust I
	8.622% 10/29/49(a)(d)	2,560,000	1,546,614
USB Capital IX
	6.189% 04/15/49(a)	1,000,000	470,000
Wachovia Capital Trust III
	5.800% 03/15/42(a)	2,065,000	1,218,350
Wachovia Corp.

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
	5.500% 05/01/13	10,230,000	10,115,843
Banks Total			45,074,661
Diversified Financial Services — 1.8%
American Express Credit Corp.
	5.875% 05/02/13	2,595,000	2,491,133
General Electric Capital Corp., MTN
	5.000% 11/15/11	1,400,000	1,418,774
	6.000% 06/15/12	995,000	1,020,918
Goldman Sachs Capital II
	5.793% 12/29/49(a)	3,620,000	1,391,611
JPMorgan Chase Capital XXII
	6.450% 02/02/37	1,340,000	1,098,119
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(e)(f)	2,620,000	248,900
Morgan Stanley
	6.750% 04/15/11	2,000,000	1,967,852
Diversified Financial Services Total			9,637,307
Insurance — 0.6%
New York Life Global Funding
	4.650% 05/09/13(c)	2,000,000	1,932,614
Prudential Financial, Inc.
	5.100% 09/20/14	1,441,000	1,205,284
Insurance Total			3,137,898
FINANCIALS TOTAL			57,849,866
INDUSTRIALS — 1.3%
Machinery — 0.7%
Caterpillar Financial Services Corp.
	4.850% 12/07/12	265,000	251,429
	5.850% 09/01/17	2,715,000	2,657,703
	7.050% 10/01/18	920,000	968,326
Machinery Total			3,877,458
Transportation — 0.6%
Union Pacific Corp.
	7.875% 01/15/19	2,725,000	3,113,116
Transportation Total			3,113,116
INDUSTRIALS TOTAL			6,990,574
TECHNOLOGY — 2.2%
Computers — 1.3%
Hewlett-Packard Co.
	4.500% 03/01/13	2,900,000	2,943,744

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Computers — (continued)
International Business Machines Corp.
	5.700% 09/14/17	3,600,000	3,848,814
Computers Total			6,792,558
Office/Business Equipment — 0.1%
Xerox Corp.
	6.400% 03/15/16	950,000	741,000
Office/Business Equipment Total			741,000
Software — 0.8%
Oracle Corp.
	5.250% 01/15/16	3,825,000	3,894,274
Software Total			3,894,274
TECHNOLOGY TOTAL			11,427,832
UTILITIES — 3.4%
Electric — 3.4%
Consolidated Edison Co. of New York, Inc
	5.850% 04/01/18	3,500,000	3,524,448
Duke Energy Carolinas LLC
	5.100% 04/15/18	1,000,000	1,010,972
	5.250% 01/15/18	2,000,000	2,043,218
Georgia Power Co.
	5.700% 06/01/17	1,185,000	1,184,925
Nisource Finance Corp.
	5.250% 09/15/17	685,000	415,231
Pacific Gas & Electric Co.
	5.625% 11/30/17	3,500,000	3,584,668
Peco Energy Co.
	5.350% 03/01/18	3,175,000	3,030,998
Virginia Electric & Power Co.
	5.950% 09/15/17	3,050,000	3,070,243
Electric Total			17,864,703
UTILITIES TOTAL			17,864,703

	Total Corporate Fixed-Income Bonds & Notes (cost of $147,908,852)		139,572,311

Commercial Mortgage-Backed Securities — 12.9%
Asset Securitization Corp.
	7.776% 04/14/29(a)	4,225,000	4,223,042

6

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Bank of America Commercial Mortgage, Inc.
	4.760% 11/10/39	2,497,000	2,115,821
Bear Stearns Commercial Mortgage Securities
	4.933% 02/13/42(a)	1,335,000	1,146,818
	5.518% 09/11/41	5,000,000	3,683,348
Chase Commercial Mortgage Securities Corp.
	6.275% 02/12/16(a)(c)	4,415,000	4,300,779
Credit Suisse First Boston Mortgage Securities Corp.
	6.006% 11/15/36(a)(c)	1,000,000	510,744
GE Capital Commercial Mortgage Corp.
	6.734% 01/15/33(a)	6,775,000	5,347,701
GMAC Commercial Mortgage Securities
	7.055% 05/15/33(a)	1,781,000	1,775,568
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36(a)	3,449,000	2,869,373
GS Mortgage Securities Corp. II
	6.526% 08/15/18(c)	1,905,000	1,847,611
LB-UBS Commercial Mortgage Trust
	5.611% 04/15/41	1,260,440	1,169,960
	6.462% 03/15/31	2,360,000	2,282,776
Merrill Lynch Mortgage Trust
	4.747% 06/12/43(a)	2,500,000	2,019,856
Morgan Stanley Capital I
	4.989% 08/13/42	1,390,000	1,135,596
	5.208% 11/14/42(a)	1,220,000	990,155
	5.328% 11/12/41	3,000,000	2,339,957
	5.811% 08/12/41(a)	1,590,000	1,295,411
Morgan Stanley Dean Witter Capital I
	4.740% 11/13/36	1,245,000	1,126,671
	5.168% 01/14/42	2,979,000	2,501,944
	5.980% 01/15/39	1,790,000	1,696,133
	7.500% 10/15/33(a)	3,150,000	3,140,082
Wachovia Bank Commercial Mortgage Trust
	4.608% 12/15/35	3,336,579	3,102,044
	5.001% 07/15/41	6,099,000	5,881,151
	5.230% 07/15/41(a)	3,905,000	3,557,922
	5.609% 03/15/45(a)	1,905,000	971,377
	5.726% 06/15/45	2,210,391	2,136,433

7

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	6.287% 04/15/34	4,225,000	4,031,475

	Total Commercial Mortgage-Backed Securities (cost of $76,785,579)		67,199,748
Asset-Backed Securities — 7.8%
Capital Auto Receivables Asset Trust
	4.460% 07/15/14	4,690,000	4,053,998
	5.210% 03/17/14	2,015,000	1,839,656
	5.500% 04/20/10(c)	4,200,000	4,064,103
Capital One Multi-Asset Execution Trust
	4.850% 11/15/13	3,095,000	2,917,272
	4.850% 02/18/14	3,375,000	3,131,383
Carmax Auto Owner Trust
	5.270% 11/15/12	1,500,000	1,404,110
Chase Issuance Trust
	4.260% 05/15/13	3,450,000	3,226,347
Daimler Chrysler Auto Trust
	4.480% 08/08/14	920	798
Discover Card Master Trust
	5.100% 10/15/13	3,940,000	3,702,877
Franklin Auto Trust
	5.360% 05/20/16	1,030,000	935,423
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	1,635,000	1,563,197
Nissan Auto Receivables Owner Trust
	4.280% 06/16/14	4,350,000	3,924,061
USAA Auto Owner Trust
	4.280% 10/15/12	6,610,000	6,205,133
	4.500% 10/15/13	3,785,000	3,382,292

	Total Asset-Backed Securities (cost of $43,581,907)		40,350,650
Government & Agency Obligations — 5.6%
U.S. GOVERNMENT OBLIGATIONS — 5.6%
Resolution Funding Corp., STRIPS
	(g) 01/15/21	7,010,000	4,413,790
U.S. Treasury Bonds
	4.375% 02/15/38(h)(i)	5,965,000	7,989,372
	6.250% 05/15/30	1,000,000	1,503,750
U.S. Treasury Inflation Indexed Bonds
	1.625% 01/15/18(h)	7,533,564	7,150,415

8

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	2.375% 01/15/27(h)	4,184,321	4,203,606
U.S. Treasury Notes
	1.125% 12/15/11(h)	270,000	271,202
U.S. Treasury STRIPS
	(g) 11/15/19	5,230,000	3,703,808
U.S. GOVERNMENT OBLIGATIONS TOTAL			29,235,943

	Total Government & Agency Obligations (cost of $25,897,592)		29,235,943
Collateralized Mortgage Obligations — 2.5%
AGENCY — 1.0%
Federal Home Loan Mortgage Corporation
	6.500% 07/15/31	1,956,456	2,052,679
Federal National Mortgage Association
	5.000% 08/25/27	3,080,000	3,091,190
AGENCY TOTAL			5,143,869
NON - AGENCY — 1.5%
Countrywide Alternative Loan Trust
	5.500% 07/25/34	1,989,778	1,865,762
JPMorgan Mortgage Trust
	5.141% 09/25/35(a)	6,148,370	4,466,679
Wells Fargo Mortgage Backed Securities Trust
	4.540% 02/25/35(a)	2,251,808	1,418,054
NON-AGENCY TOTAL			7,750,495

	Total Collateralized Mortgage Obligations (cost of $15,522,365)		12,894,364
Municipal Bonds — 0.3%
MASSACHUSETTS — 0.3%
MA Bay Transportation Authority, Massachusetts Sales Tax Revenue Bonds, Series A
	5.000% 07/01/31	1,590,000	1,548,119
MASSACHUSETTS TOTAL			1,548,119

	Total Municipal Bonds (cost of $1,746,914)		1,548,119

	Shares
Securities Lending Collateral — 3.2%
State Street Navigator Securities Lending Prime Portfolio (j) (7 day yield of 2.204%)	16,992,714	16,992,714

Total Securities Lending Collateral (cost of $16,992,714)		16,992,714

9

		Par ($)	Value ($)
Short-Term Obligation — 8.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by a U.S. Government Agency Obligation maturing 11/17/15, market value $46,786,688 (repurchase proceeds $45,864,025)	45,864,000	45,864,000

	Total Short-Term Obligation (cost of $45,864,000)		45,864,000

	Total Investments — 109.0% (cost of $578,980,273)(k)(l)		567,598,084

	Obligation to Return Collateral for Securities Loaned — (3.2)%		(16,992,714)

	Other Assets & Liabilities, Net — (5.8)%		(30,078,277)

	Net Assets — 100.0%		520,527,093

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis

Short-term investments maturing in 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

10

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•		Level 1 – quoted prices in active markets for identical securities
	•		Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•		Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$70,661,075	$1,161,905
	Level 2 – Other Significant Observable Inputs	496,937,009	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$567,598,084	$1,161,905

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.

(b)	Security, or a portion thereof, purchased on a delayed delivery basis.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities, which are not illiquid, amounted to $13,759,017, which represents 2.6% of net assets.

(d)	Perpetual Maturity. Maturity date presented represents the next call date.

(e)

The issuer had filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At December 31, 2008, the value of these securities amounted to $248,900, which represents less than 0.1% of net assets.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)	Zero coupon bond.

(h)	All or a portion of this security was on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 is $16,300,458.

(i)	This security or a portion of this security is pledged as collateral for open futures contracts. At December 31, 2008, the market value of this security pledged amounted to $803,625.

(j)	Investment made with cash collateral received from securities lending activity.

(k)	Cost for federal income tax purposes is $578,980,273.

(l)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$15,116,715	$(26,498,904)	$(11,382,189)

11

At December 31, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
30-Year U.S. Treasury Bond	35	$4,831,641	$4,351,872	Mar-09	$479,769
5-Year U.S. Treasury Notes	170	20,239,297	19,557,161	Mar-09	682,136
					$1,161,905

Acronym	Name

MTN	Medium-Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

12

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Emerging Markets Fund

		Shares	Value ($)*
Common Stocks — 86.7%
CONSUMER DISCRETIONARY — 5.1%
Auto Components — 0.5%
	Hyundai Mobis	25,100	1,284,005
Auto Components Total			1,284,005
Automobiles — 0.9%
	Hero Honda Motors Ltd.	90,000	1,499,852
	PT Astra International Tbk	797,500	804,526
Automobiles Total			2,304,378
Diversified Consumer Services — 0.9%
	Educomp Solutions Ltd.	16,346	814,382
	MegaStudy Co. Ltd.	11,313	1,668,994
Diversified Consumer Services Total			2,483,376
Hotels, Restaurants & Leisure — 1.6%
	Genting Berhad	2,375,800	2,552,597
	Resorts World Berhad	2,436,000	1,597,981
Hotels, Restaurants & Leisure Total			4,150,578
Household Durables — 0.6%
	Desarrolladora Homex SAB de CV, ADR (a)	36,600	835,578
	Urbi Desarrollos Urbanos SAB de CV (a)	603,000	822,955
Household Durables Total			1,658,533
Media — 0.6%
	VisionChina Media, Inc., ADR (a)	165,792	905,224
	Woongjin Thinkbig Co., Ltd.	60,050	685,080
Media Total			1,590,304
CONSUMER DISCRETIONARY TOTAL			13,471,174
CONSUMER STAPLES — 9.6%
Beverages — 2.4%
	Central European Distribution Corp. (a)	37,697	742,631
	Cia de Bebidas das Americas, ADR	31,200	1,382,472
	Fomento Economico Mexicano SAB de CV, ADR	93,083	2,804,591
	Lotte Chilsung Beverage Co., Ltd.	1,878	1,438,614
Beverages Total			6,368,308
Food & Staples Retailing — 1.7%
	Massmart Holdings Ltd.	167,000	1,532,783
	President Chain Store Corp.	1,268,453	3,046,003
Food & Staples Retailing Total			4,578,786
Food Products — 1.4%
	Chaoda Modern Agriculture	2,040,480	1,313,555
	PT Bisi International Tbk (a)	1,524,500	259,921

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
	Want Want China Holdings Ltd.	5,160,000	2,150,051
Food Products Total			3,723,527
Household Products — 2.1%
	Hindustan Unilever Ltd.	631,000	3,254,352
	Hypermarcas SA (a)	385,700	2,225,279
Household Products Total			5,479,631
Tobacco — 2.0%
	KT&G Corp.	84,668	5,294,176
Tobacco Total			5,294,176
CONSUMER STAPLES TOTAL			25,444,428
ENERGY — 10.8%
Oil, Gas & Consumable Fuels — 10.8%
	Cairn India Ltd. (a)	460,000	1,647,292
	CNOOC Ltd.	3,691,000	3,507,522
	LUKOIL, ADR	202,480	6,489,484
	PetroChina Co., Ltd., ADR	16,327	1,452,776
	PetroChina Co., Ltd., Class H	6,500,000	5,759,400
	PT Bumi Resources Tbk	11,547,000	996,362
	Rosneft Oil Co., GDR	173,000	648,750
	Sasol Ltd.	222,636	6,800,738
	Yanzhou Coal Mining Co., Ltd., Class H	2,024,000	1,506,037
Oil, Gas & Consumable Fuels Total			28,808,361
ENERGY TOTAL			28,808,361
FINANCIALS — 19.9%
Commercial Banks — 14.3%
	Akbank TAS, ADR (b)	115,036	712,498
	Banco Bradesco SA, ADR	35,000	345,450
	Bank of Communications Co., Ltd., Class H	4,992,000	3,636,043
	Bank Pekao SA	12,902	552,105
	PT Bank Rakyat Indonesia Tbk	3,245,000	1,434,343
	China Construction Bank Corp., Class H	8,413,000	4,655,651
	Credicorp Ltd.	43,346	2,165,566
	HDFC Bank Ltd., ADR	37,817	2,699,377
	ICICI Bank Ltd., ADR	162,716	3,132,283
	Industrial & Commercial Bank of China, Class H	5,825,000	3,095,802
	Kasikornbank PLC, Foreign Registered Shares	3,268,000	4,321,446

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Shinhan Financial Group Co., Ltd.	65,250	1,511,237
	Turkiye Garanti Bankasi AS (a)	670,460	1,144,812
	Turkiye Is Bankasi, Class C	751,179	2,020,441
	Uniao de Bancos Brasileiros SA, GDR	102,890	6,648,752
Commercial Banks Total			38,075,806
Diversified Financial Services — 0.7%
	BM&F BOVESPA SA	678,000	1,784,100
Diversified Financial Services Total			1,784,100
Insurance — 4.1%
	China Life Insurance Co., Ltd., Class H	2,013,000	6,203,225
	Ping An Insurance Group Co., Ltd., Class H	950,000	4,642,498
Insurance Total			10,845,723
Real Estate Management & Development — 0.8%
	China Overseas Land & Investment Ltd.	786,000	1,104,934
	China Vanke Co., Ltd., Class B	1,448,000	1,131,209
Real Estate Management & Development Total			2,236,143
FINANCIALS TOTAL			52,941,772
HEALTH CARE — 2.5%
Health Care Equipment & Supplies — 0.4%
	Mindray Medical International Ltd., ADR	62,450	1,124,100
Health Care Equipment & Supplies Total			1,124,100
Pharmaceuticals — 2.1%
	Teva Pharmaceutical Industries Ltd., ADR	130,123	5,539,336
Pharmaceuticals Total			5,539,336
HEALTH CARE TOTAL			6,663,436
INDUSTRIALS — 2.7%
Construction & Engineering — 0.6%
	Aveng Ltd.	286,374	958,465
	Murray & Roberts Holdings Ltd.	87,502	458,118
Construction & Engineering Total			1,416,583
Electrical Equipment — 1.7%
	Bharat Heavy Electricals Ltd.	35,775	1,009,879
	LS Cable Ltd.	58,409	3,665,694
Electrical Equipment Total			4,675,573

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 0.4%
	China South Locomotive and Rolling Stock Corp., Class H (a)	2,099,604	1,148,525
Machinery Total			1,148,525
INDUSTRIALS TOTAL			7,240,681
INFORMATION TECHNOLOGY — 9.0%
Computers & Peripherals — 1.9%
	Acer, Inc.	2,118,000	2,776,969
	Asustek Computer, Inc.	1,889,619	2,146,297
Computers & Peripherals Total			4,923,266
Electronic Equipment, Instruments & Components — 1.7%
	HON HAI Precision Industry Co., Ltd.	2,338,869	4,610,980
Electronic Equipment, Instruments & Components Total			4,610,980
IT Services — 1.2%
	Infosys Technologies Ltd., ADR	58,388	1,434,593
	Redecard SA	149,300	1,664,682
IT Services Total			3,099,275
Semiconductors & Semiconductor Equipment — 4.2%
	Samsung Electronics Co., Ltd.	13,900	5,047,337
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,881	2,574
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	784,048	6,193,979
Semiconductors & Semiconductor Equipment Total			11,243,890
INFORMATION TECHNOLOGY TOTAL			23,877,411
MATERIALS — 10.1%
Chemicals — 1.7%
	Hyosung Corp.	25,382	789,428
	Israel Chemicals Ltd.	527,039	3,684,777
Chemicals Total			4,474,205
Construction Materials — 1.3%
	PT Indocement Tunggal Prakarsa Tbk	8,037,200	3,467,861
Construction Materials Total			3,467,861
Metals & Mining — 7.1%
	AngloGold Ashanti Ltd., ADR	70,250	1,946,627
	BHP Billiton Ltd., ADR	94,000	4,032,600
	Cia Vale do Rio Doce	734,000	8,803,820
	Freeport-McMoRan Copper & Gold, Inc.	18,400	449,696

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Gold Fields Ltd., ADR	125,600	1,247,208
	Harmony Gold Mining Co., Ltd. (a)	219,950	2,399,585
Metals & Mining Total			18,879,536
MATERIALS TOTAL			26,821,602
TELECOMMUNICATION SERVICES — 15.4%
Diversified Telecommunication Services — 3.0%
	Chunghwa Telecom Co., Ltd., ADR	365,733	5,705,442
	PT Telekomunikasi Indonesia Tbk	3,354,700	2,181,934
Diversified Telecommunication Services Total			7,887,376
Wireless Telecommunication Services — 12.4%
	America Movil SAB de CV, Series L, ADR	217,840	6,750,862
	Bharti Airtel Ltd. (a)	70,282	1,035,119
	China Mobile Ltd., ADR	255,399	12,987,039
	Mobile TeleSystems OJSC, ADR	72,239	1,927,337
	MTN Group Ltd.	519,476	6,146,363
	Philippine Long Distance Telephone Co., ADR	34,130	1,602,403
	SK Telecom Co., Ltd.	6,300	1,039,968
	Turkcell Iletisim Hizmet AS, ADR	100,295	1,462,301
Wireless Telecommunication Services Total			32,951,392
TELECOMMUNICATION SERVICES TOTAL			40,838,768
UTILITIES — 1.6%
Electric Utilities — 0.5%
	Tenaga Nasional Berhad	810,000	1,472,329
Electric Utilities Total			1,472,329
Independent Power Producers & Energy Traders — 0.7%
	Datang International Power Generation Co., Ltd., Class H	3,446,000	1,841,822
Independent Power Producers & Energy Traders Total			1,841,822
Water Utilities — 0.4%
	Thai Tap Water Supply PCL, Foreign Registered Shares	8,778,600	1,055,047
Water Utilities Total			1,055,047
UTILITIES TOTAL			4,369,198

	Total Common Stocks (cost of $231,798,222)		230,476,831
Preferrred Stocks — 5.8%
ENERGY — 5.8%
Electric Utilities — 1.7%
	Cia Energetica de Minas Gerais	335,451	4,574,417
Electric Utilities Total			4,574,417

5

		Shares	Value ($)
Preferred Stocks — (continued)
Energy — (continued)
Oil, Gas & Consumable Fuels — 4.1%
	Petroleo Brasileiro SA	1,081,500	10,891,056
Oil, Gas & Consumable Fuels Total			10,891,056
ENERGY TOTAL			15,465,473

	Total Preferrred Stocks (cost of $7,497,243)		15,465,473

Rights — 0.0%
FINANCIALS — 0.0%
Real Estate Management & Development — 0.0%
	China Overseas Land & Investment Ltd., Expires 01/21/09 (a)(c)	31,440	11,278

Real Estate Management & Development Total			11,278
FINANCIALS TOTAL			11,278

	Total Rights (cost of $0)		11,278
Investment Companies — 7.1%
	India Fund, Inc.	212,255	3,884,266
	iShares MSCI Brazil Index Fund	39,100	1,364,590
	iShares MSCI Emerging Markets Index Fund	347,800	8,684,566
	iShares MSCI South Korea Index Fund	175,600	4,897,484

	Total Investment Companies (cost of $18,905,324)		18,830,906

		Par ($)
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by U.S. Government Agency Obligation maturing 11/17/15, market value $1,416,581 (repurchase proceeds $1,388,001)	1,388,000	1,388,000

	Total Short-Term Obligation (cost of $1,388,000)		1,388,000

6

Total Investments — 100.1% (cost of $259,588,789)(d)(e)	$266,172,488

Other Assets & Liabilities, Net — (0.1)%	(303,635)

Net Assets — 100.0%	$265,868,853

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$132,966,173	$—
	Level 2 – Other Significant Observable Inputs	133,195,037	—
	Level 3 – Significant Unobservable Inputs	11,278	—
	Total	$266,172,488	$—

8

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending December 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of March 31, 2008	$—	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized appreciation	11,278	—
	Net purchase/sales	—	—
	Transfers in and or out of Level 3	—	—
	Balance as of December, 31 2008	$11,278	$—

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the value of this security, which is not illiquid, represents 0.3% of net assets.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)	Cost for federal income tax purposes is $259,588,789.

(e)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$48,772,164	$(42,188,465)	$6,583,699

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

9

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Energy and Natural Resources Fund

		Shares	Value ($)*
Common Stocks — 96.3%
CONSUMER STAPLES — 1.0%
Food & Staples Retailing — 1.0%
	Casey’s General Stores, Inc.	150,000	3,415,500
Food & Staples Retailing Total			3,415,500
CONSUMER STAPLES TOTAL			3,415,500
ENERGY — 64.8%
Energy Equipment & Services — 12.6%
	CARBO Ceramics, Inc.	50,000	1,776,500
	Halliburton Co.	500,000	9,090,000
	National-Oilwell Varco, Inc. (a)	375,000	9,165,000
	Schlumberger Ltd.	225,000	9,524,250
	Transocean Ltd. (a)	150,000	7,087,500
	Weatherford International Ltd. (a)	800,000	8,656,000
Energy Equipment & Services Total			45,299,250
Oil, Gas & Consumable Fuels — 52.2%
	Anadarko Petroleum Corp.	225,000	8,673,750
	Apache Corp.	100,000	7,453,000
	Canadian Natural Resources Ltd.	200,000	7,996,000
	Chevron Corp.	150,000	11,095,500
	Denbury Resources, Inc. (a)	460,000	5,023,200
	Devon Energy Corp.	150,000	9,856,500
	EOG Resources, Inc.	50,000	3,329,000
	EXCO Resources, Inc. (a)	450,000	4,077,000
	Exxon Mobil Corp.	400,000	31,932,000
	Frontier Oil Corp.	350,000	4,420,500
	Gasco Energy, Inc. (a)	2,300,000	897,000
	Hess Corp.	175,000	9,387,000
	Kodiak Oil & Gas Corp. (a)	326,900	101,339
	Murphy Oil Corp.	100,000	4,435,000
	Noble Energy, Inc.	200,000	9,844,000
	Northern Oil And Gas, Inc. (a)	974,435	2,533,531
	Occidental Petroleum Corp.	170,000	10,198,300
	Oilsands Quest, Inc. (a)	1,800,000	1,314,000
	Peabody Energy Corp.	350,000	7,962,500
	PetroHawk Energy Corp. (a)	200,000	3,126,000
	Rex Energy Corp. (a)	500,000	1,470,000
	Royal Dutch Shell PLC, Class A	150,000	3,921,048
	Southwestern Energy Co. (a)	250,000	7,242,500
	Talisman Energy, Inc.	800,000	7,992,000
	Total SA, ADR	200,000	11,060,000
	Walter Industries, Inc.	200,000	3,502,000

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	XTO Energy, Inc.	250,000	8,817,500
Oil, Gas & Consumable Fuels Total			187,660,168
ENERGY TOTAL			232,959,418
INDUSTRIALS — 1.8%
Commercial Services & Supplies — 1.8%
	Covanta Holding Corp. (a)	300,000	6,588,000
Commercial Services & Supplies Total			6,588,000
INDUSTRIALS TOTAL			6,588,000
INFORMATION TECHNOLOGY — 1.8%
Electronic Equipment, Instruments & Components — 1.8%
	Itron, Inc. (a)	100,000	6,374,000
Electronic Equipment, Instruments & Components Total			6,374,000
INFORMATION TECHNOLOGY TOTAL			6,374,000
MATERIALS — 9.7%
Chemicals — 7.7%
	Ecolab, Inc.	175,000	6,151,250
	Mosaic Co.	250,000	8,650,000
	Praxair, Inc.	110,000	6,529,600
	Sociedad Quimica y Minera de Chile SA, ADR	250,000	6,097,500
Chemicals Total			27,428,350
Metals & Mining — 2.0%
	Cia Vale do Rio Doce, ADR	600,000	7,266,000
Metals & Mining Total			7,266,000
MATERIALS TOTAL			34,694,350
UTILITIES — 17.2%
Electric Utilities — 14.9%
	Entergy Corp.	200,000	16,626,000
	FPL Group, Inc.	220,000	11,072,600
	Southern Co.	700,000	25,900,000
Electric Utilities Total			53,598,600
Gas Utilities — 2.3%
	Equitable Resources, Inc.	250,000	8,387,500
Gas Utilities Total			8,387,500
UTILITIES TOTAL			61,986,100

	Total Common Stocks (cost of $356,469,682)		346,017,368

2

		Par ($)	Value ($)
Short-Term Obligation — 15.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by U.S. Government Agency Obligation maturing 11/17/15, market value $56,584,238 (repurchase proceeds $55,471,031)	55,471,000	55,471,000

	Total Short-Term Obligation (cost of $55,471,000)		55,471,000

	Total Investments — 111.7% (cost of $411,940,682) (b)(c)		401,488,368

	Other Assets & Liabilities, Net — (11.7)%		(41,983,174)

	Net Assets — 100.0%		359,505,194

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

3

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$342,096,320	$—
	Level 2 – Other Significant Observable Inputs	59,392,048	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$401,488,368	$—

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $411,940,682.

(c)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$24,480,606	$(34,932,920)	$(10,452,314)

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Income Fund

		Par ($)(a)		Value ($)*
Corporate Fixed-Income Bonds & Notes — 81.0%
BASIC MATERIALS — 2.1%
Chemicals — 0.5%
Chemtura Corp.
	6.875% 06/01/16	275,000		140,250
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	170,000	87,434
	7.875% 11/15/14	325,000		173,875
Ineos Group Holdings PLC
	8.500% 02/15/16(b)	405,000		36,450
Lubrizol Corp.
	6.500% 10/01/34	1,310,000		1,063,068
MacDermid, Inc.
	9.500% 04/15/17(b)	295,000		153,400
Mosaic Co.
	7.625% 12/01/16(b)	435,000		348,000
NOVA Chemicals Corp.
	6.500% 01/15/12	355,000		147,325
Terra Capital, Inc.
	7.000% 02/01/17	275,000		202,125
Chemicals Total				2,351,927
Forest Products & Paper — 0.2%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	440,000		35,200
Domtar Corp.
	7.125% 08/15/15	690,000		448,500
Georgia-Pacific Corp.
	8.000% 01/15/24	565,000		381,375
NewPage Corp.
	10.000% 05/01/12	110,000		48,400
	12.000% 05/01/13	220,000		62,700
Forest Products & Paper Total				976,175
Iron/Steel — 1.1%
Nucor Corp.
	5.000% 06/01/13	2,780,000		2,752,853
	5.850% 06/01/18	1,710,000		1,659,435
Russel Metals, Inc.
	6.375% 03/01/14	145,000		111,650
Steel Dynamics, Inc.
	7.750% 04/15/16(b)	405,000		280,463

1

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — (continued)
United States Steel Corp.
	7.000% 02/01/18	805,000	548,640
Iron/Steel Total			5,353,041
Metals & Mining — 0.3%
FMG Finance Ltd.
	10.625% 09/01/16(b)	410,000	237,800
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,550,000	1,271,000
Noranda Aluminium Holding Corp.
	PIK,
	8.345% 11/15/14(c)	340,000	54,400
Metals & Mining Total			1,563,200
BASIC MATERIALS TOTAL			10,244,343
COMMUNICATIONS — 14.3%
Media — 7.0%
Cablevision Systems Corp.
	8.000% 04/15/12	460,000	409,400
Charter Communications Holdings II LLC
	10.250% 09/15/10	755,000	347,300
CMP Susquehanna Corp.
	9.875% 05/15/14	380,000	15,200
Comcast Corp.
	5.700% 05/15/18	3,535,000	3,315,151
	6.950% 08/15/37	3,830,000	4,033,189
CSC Holdings, Inc.
	7.625% 04/01/11	90,000	84,825
DirecTV Holdings LLC
	6.375% 06/15/15	560,000	516,600
EchoStar DBS Corp.
	6.625% 10/01/14	1,385,000	1,156,475
Idearc, Inc.
	8.000% 11/15/16	510,000	38,250
Lamar Media Corp.
	6.625% 08/15/15	250,000	180,625
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	230,000	50,600
Quebecor Media, Inc.
	7.750% 03/15/16	940,000	634,500
R.H. Donnelley Corp.

2

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
	8.875% 01/15/16	190,000	28,500
	8.875% 10/15/17	1,005,000	150,750
Time Warner Cable, Inc.
	6.200% 07/01/13(d)	3,915,000	3,703,179
	7.300% 07/01/38	3,260,000	3,386,710
Time Warner, Inc.
	6.875% 05/01/12	8,730,000	8,386,876
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	560,000	229,600
Viacom, Inc.
	5.750% 04/30/11	3,120,000	2,833,547
	6.875% 04/30/36	1,611,000	1,273,136
Walt Disney Co.
	4.500% 12/15/13	3,325,000	3,346,935
Media Total			34,121,348
Telecommunication Services — 7.3%
AT&T, Inc.
	4.950% 01/15/13	4,255,000	4,278,513
	5.625% 06/15/16	1,645,000	1,652,373
British Telecommunications PLC
	5.150% 01/15/13	6,575,000	6,263,338
	5.950% 01/15/18	8,400,000	7,307,723
Cincinnati Bell, Inc.
	8.375% 01/15/14	85,000	65,450
Citizens Communications Co.
	7.875% 01/15/27	450,000	261,000
Cricket Communications, Inc.
	9.375% 11/01/14	520,000	468,000
Digicel Group Ltd.
	8.875% 01/15/15(b)	855,000	555,750
Hellas Telecommunications Luxembourg II
	10.503% 01/15/15(b)(c)	245,000	49,000
Inmarsat Finance II PLC
	10.375% 11/15/12	530,000	469,712
Inmarsat Finance PLC
	7.625% 06/30/12	150,000	130,688
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	1,205,000	1,096,550
Lucent Technologies, Inc.
	6.450% 03/15/29	505,000	202,000

3

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
MetroPCS Wireless, Inc.
	9.250% 11/01/14	565,000	505,675
Nextel Communications, Inc.
	7.375% 08/01/15	585,000	245,700
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16(b)	385,000	269,500
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)	220,000	116,600
Qwest Communications International, Inc.
	7.500% 02/15/14	670,000	479,050
Qwest Corp.
	7.500% 10/01/14	1,305,000	1,083,150
	7.500% 06/15/23	190,000	133,000
Syniverse Technologies, Inc.
	7.750% 08/15/13	245,000	125,256
Telefonica Emisiones SAU
	6.221% 07/03/17	760,000	748,750
	6.421% 06/20/16	3,125,000	3,119,575
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	335,000	274,700
Verizon Communications, Inc.
	8.950% 03/01/39	3,000,000	3,875,070
Virgin Media Finance PLC
	8.750% 04/15/14	565,000	423,750
West Corp.
	11.000% 10/15/16	340,000	158,100
Wind Acquisition Financial SA
	PIK,
	11.753% 12/21/11(e)	650,057	390,034
Windstream Corp.
	8.625% 08/01/16	585,000	517,725
Telecommunication Services Total			35,265,732
COMMUNICATIONS TOTAL			69,387,080
CONSUMER CYCLICAL — 4.6%
Airlines — 0.5%
Continental Airlines, Inc.
	7.461% 04/01/15	3,490,322	2,408,322
Airlines Total			2,408,322

4

		Par ($)(a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Apparel — 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	575,000		425,500
Apparel Total				425,500
Auto Manufacturers — 0.1%
Ford Motor Co.
	7.450% 07/16/31	485,000		135,800
General Motors Corp.
	7.200% 01/15/11	390,000		81,900
	8.375% 07/15/33	1,085,000		189,875
Auto Manufacturers Total				407,575
Auto Parts & Equipment — 0.2%
ArvinMeritor, Inc.
	8.125% 09/15/15	210,000		94,500
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	250,000		117,500
Cooper-Standard Automotive, Inc.
	7.000% 12/15/12	190,000		57,000
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	88,000		73,040
	9.000% 07/01/15	220,000		177,100
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15	EUR	340,000	94,524
TRW Automotive, Inc.
	7.000% 03/15/14(b)	335,000		177,550
Auto Parts & Equipment Total				791,214
Entertainment — 0.1%
Six Flags, Inc.
	9.625% 06/01/14	259,000		38,850
WMG Acquisition Corp.
	7.375% 04/15/14	285,000		166,725
WMG Holdings Corp.
	(f)12/15/14 (9.500% 12/15/09)	385,000		142,450
Entertainment Total				348,025
Home Builders — 0.1%
KB Home
	5.875% 01/15/15	585,000		351,000
Home Builders Total				351,000

5

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	195,000	111,150
Leisure Time Total			111,150
Lodging — 0.4%
Boyd Gaming Corp.
	6.750% 04/15/14	425,000	267,750
Harrah’s Operating Co., Inc.
	10.000% 12/15/18(b)	77,000	28,105
	10.750% 02/01/16(b)	339,000	96,615
Jacobs Entertainment, Inc.
	9.750% 06/15/14	335,000	160,800
Majestic Star LLC
	9.750% 01/15/11(g)	480,000	28,800
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)	520,000	204,100
MGM Mirage
	7.500% 06/01/16	1,120,000	709,800
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	565,000	486,883
Snoqualmie Entertainment Authority
	6.875% 02/01/14(b)(c)	70,000	40,600
	9.125% 02/01/15(b)	265,000	164,300
Station Casinos, Inc.
	6.625% 03/15/18	400,000	23,000
Lodging Total			2,210,753
Retail — 3.1%
AmeriGas Partners LP
	7.125% 05/20/16	305,000	244,000
	7.250% 05/20/15	105,000	85,575
Best Buy Co., Inc.
	6.750% 07/15/13(b)	4,035,000	3,766,951
CVS Pass-Through Trust
	5.298% 01/11/27(b)	2,044,844	1,569,657
	6.036% 12/10/28(b)	2,451,001	1,490,772
Dollar General Corp.
	PIK,
	11.875% 07/15/17	510,000	436,050
Hanesbrands, Inc.
	5.698% 12/15/14(c)	160,000	112,800

6

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL— (continued)
Retail — (continued)
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	645,000	479,089
Phillips-Van Heusen Corp.
	7.250% 02/15/11	135,000	118,125
	8.125% 05/01/13	175,000	144,375
Rite Aid Corp.
	9.500% 06/15/17	500,000	173,750
Starbucks Corp.
	6.250% 08/15/17	2,225,000	2,008,868
Wal-Mart Stores, Inc.
	4.125% 02/15/11	2,520,000	2,578,343
	5.250% 09/01/35	1,975,000	1,966,432
Retail Total			15,174,787
Textiles — 0.0%
INVISTA
	9.250% 05/01/12(b)	240,000	168,000
Textiles Total			168,000
CONSUMER CYCLICAL TOTAL			22,396,326
CONSUMER NON-CYCLICAL — 5.4%
Agriculture — 0.1%
Reynolds American, Inc.
	7.625% 06/01/16	325,000	270,664
Agriculture Total			270,664
Beverages — 0.4%
Constellation Brands, Inc.
	8.125% 01/15/12	548,000	517,860
Cott Beverages, Inc.
	8.000% 12/15/11	245,000	149,450
SABMiller PLC
	6.200% 07/01/11(b)	1,500,000	1,485,743
Beverages Total			2,153,053
Biotechnology — 0.7%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	400,000	355,000
Genentech, Inc.
	4.400% 07/15/10(c)	2,900,000	2,932,744
Biotechnology Total			3,287,744

7

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — 0.5%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	220,000	44,000
ARAMARK Corp.
	8.500% 02/01/15	500,000	452,500
Ashtead Holdings PLC
	8.625% 08/01/15(b)	365,000	191,625
Corrections Corp. of America
	6.250% 03/15/13	315,000	292,950
GEO Group, Inc.
	8.250% 07/15/13	480,000	423,600
Iron Mountain, Inc.
	8.000% 06/15/20	530,000	425,325
Rental Service Corp.
	9.500% 12/01/14	290,000	159,500
Service Corp. International
	6.750% 04/01/16	325,000	247,000
United Rentals North America, Inc.
	6.500% 02/15/12	385,000	304,150
Commercial Services Total			2,540,650
Food — 1.6%
ConAgra Foods, Inc.
	7.000% 10/01/28	4,560,000	4,473,392
Dean Foods Co.
	7.000% 06/01/16	590,000	501,500
Del Monte Corp.
	6.750% 02/15/15	350,000	301,000
Kroger Co.
	8.000% 09/15/29	1,716,000	1,938,505
Pinnacle Foods Finance LLC
	9.250% 04/01/15	430,000	277,350
Reddy Ice Holdings, Inc.
	10.500% 11/01/12	280,000	123,200
Smithfield Foods, Inc.
	7.750% 07/01/17	125,000	71,250
Food Total			7,686,197

8

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Products — 0.1%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	905,000	714,950
Healthcare Products Total			714,950
Healthcare Services — 0.7%
Community Health Systems, Inc.
	8.875% 07/15/15	805,000	740,600
DaVita, Inc.
	7.250% 03/15/15	700,000	665,000
HCA, Inc.
	9.250% 11/15/16	295,000	270,662
	PIK,
	9.625% 11/15/16	1,685,000	1,314,300
U.S. Oncology Holdings, Inc.
	PIK,
	8.334% 03/15/12(c)	316,000	199,080
US Oncology, Inc.
	9.000% 08/15/12	160,000	145,600
Healthcare Services Total			3,335,242
Household Products/Wares — 0.3%
American Greetings Corp.
	7.375% 06/01/16	255,000	170,850
Clorox Co.
	5.950% 10/15/17	1,030,000	974,674
Jostens IH Corp.
	7.625% 10/01/12	275,000	225,500
Household Products/Wares Total			1,371,024
Pharmaceuticals — 1.0%
Abbott Laboratories
	5.600% 05/15/11	1,000,000	1,055,849
Elan Finance PLC
	8.875% 12/01/13	465,000	241,800
Omnicare, Inc.
	6.750% 12/15/13	270,000	229,500
Warner Chilcott Corp.
	8.750% 02/01/15	635,000	565,150

9

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — (continued)
Wyeth
	6.500% 02/01/34	2,500,000	2,772,142
Pharmaceuticals Total			4,864,441
CONSUMER NON-CYCLICAL TOTAL			26,223,965
ENERGY — 9.4%
Coal — 0.2%
Arch Western Finance LLC
	6.750% 07/01/13	400,000	348,000
Massey Energy Co.
	6.875% 12/15/13	650,000	481,000
Coal Total			829,000
Oil & Gas — 4.8%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	1,825,000	1,434,441
Chesapeake Energy Corp.
	6.375% 06/15/15	695,000	549,050
Cimarex Energy Co.
	7.125% 05/01/17	265,000	206,700
Compton Petroleum Corp.
	7.625% 12/01/13	275,000	82,500
Frontier Oil Corp.
	8.500% 09/15/16	180,000	158,850
Gazprom International SA
	7.201% 02/01/20	112,701	83,399
	7.201% 02/01/20(b)	2,254,023	1,667,977
Hess Corp.
	7.300% 08/15/31	3,445,000	3,134,454
KCS Energy, Inc.
	7.125% 04/01/12	100,000	75,000
Marathon Oil Corp.
	6.000% 07/01/12	1,220,000	1,233,348
Newfield Exploration Co.
	6.625% 04/15/16	890,000	707,550
Nexen, Inc.
	5.875% 03/10/35	2,200,000	1,656,354
OPTI Canada, Inc.
	8.250% 12/15/14	370,000	199,800
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	950,000	703,000

10

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Pioneer Natural Resources Co.
	5.875% 07/15/16	270,000	187,324
Pride International, Inc.
	7.375% 07/15/14	160,000	148,800
Qatar Petroleum
	5.579% 05/30/11(b)	583,380	544,984
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,010,000	540,350
Range Resources Corp.
	7.500% 05/15/16	515,000	446,763
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(b)	528,462	498,165
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	640,000	476,448
	5.838% 09/30/27(b)	1,200,000	726,864
Southwestern Energy Co.
	7.500% 02/01/18(b)	770,000	673,750
Talisman Energy, Inc.
	5.850% 02/01/37	1,825,000	1,269,444
	6.250% 02/01/38	1,790,000	1,299,705
Tesoro Corp.
	6.625% 11/01/15	255,000	147,900
United Refining Co.
	10.500% 08/15/12	430,000	249,400
Valero Energy Corp.
	6.625% 06/15/37(d)	3,665,000	2,695,618
	6.875% 04/15/12	1,415,000	1,422,966
Oil & Gas Total			23,220,904
Oil & Gas Services — 0.3%
Seitel, Inc.
	9.750% 02/15/14	215,000	77,400
Weatherford International Ltd.
	7.000% 03/15/38	1,780,000	1,366,173
Oil & Gas Services Total			1,443,573
Pipelines — 4.1%
Atlas Pipeline Partners LP
	8.125% 12/15/15	220,000	148,500
El Paso Corp.
	6.875% 06/15/14	350,000	282,560
	7.250% 06/01/18	445,000	353,184

11

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
Enbridge Energy Partners LP
	7.500% 04/15/38	1,925,000	1,502,174
Energy Transfer Partners LP
	6.000% 07/01/13	8,245,000	7,334,224
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	1,765,000	1,427,438
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	700,000	521,500
MarkWest Energy Partners LP
	8.500% 07/15/16	240,000	153,000
ONEOK Partners LP
	6.850% 10/15/37	1,090,000	865,069
Plains All American Pipeline LP
	6.500% 05/01/18(d)	4,750,000	3,788,116
	6.650% 01/15/37	2,635,000	1,813,064
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	3,175,000	1,419,203
Williams Companies, Inc.
	8.125% 03/15/12	285,000	262,556
Pipelines Total			19,870,588
ENERGY TOTAL			45,364,065
FINANCIALS — 29.7%
Banks — 15.2%
ANZ National International Ltd.
	6.200% 07/19/13(b)	7,105,000	6,874,514
Bank of New York Mellon Corp.
	5.125% 08/27/13	445,000	454,717
Barclays Bank PLC
	7.375% 06/15/49(b)(c)	3,900,000	1,917,922
Chinatrust Commercial Bank
	5.625% 12/29/49(b)(c)	825,000	520,558
Citigroup, Inc.
	5.000% 09/15/14	1,520,000	1,336,965
	6.500% 08/19/13	5,535,000	5,585,291
Comerica Bank
	5.200% 08/22/17	440,000	336,321
	5.750% 11/21/16	2,500,000	1,937,295
HSBC Bank USA
	3.875% 09/15/09	3,290,000	3,284,437

12

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
HSBC Capital Funding LP
	9.547% 12/31/49(b)(c)	2,700,000	2,139,204
HSBC Holdings PLC
	6.800% 06/01/38	2,035,000	2,150,466
JPMorgan Chase & Co.
	6.000% 01/15/18	7,000,000	7,388,668
JPMorgan Chase Capital XVII
	5.850% 08/01/35	1,950,000	1,511,250
JPMorgan Chase Capital XX
	6.550% 09/29/36	2,145,000	1,813,143
Keycorp
	6.500% 05/14/13	4,075,000	3,756,689
Lloyds TSB Group PLC
	6.267% 12/31/49(b)(c)	3,215,000	1,184,499
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	1,765,000	1,629,866
National City Bank of Cleveland
	6.200% 12/15/11	575,000	539,786
National City Bank of Kentucky
	6.300% 02/15/11	1,020,000	982,631
National City Corp.
	5.750% 02/01/09	1,805,000	1,795,995
	6.875% 05/15/19	1,840,000	1,475,391
Northern Trust Co.
	6.500% 08/15/18	4,825,000	5,155,035
Northern Trust Corp.
	5.500% 08/15/13	2,005,000	2,058,672
Regions Financing Trust II
	6.625% 05/15/47(c)	1,115,000	606,974
Royal Bank of Scotland Group PLC
	6.990% 10/29/49(b)(c)	3,125,000	1,461,050
SunTrust Preferred Capital I
	5.853% 12/31/49(c)	5,000,000	2,700,000
Union Planters Corp.
	4.375% 12/01/10	2,515,000	2,361,851
USB Capital IX
	6.189% 04/15/42(c)	7,040,000	3,308,800
Wachovia Capital Trust III
	5.800% 03/15/42(c)	9,635,000	5,684,650

13

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
Wachovia Corp.
	4.375% 06/01/10	1,225,000	1,166,766
	5.500% 05/01/13	795,000	786,129
Banks Total			73,905,535
Diversified Financial Services — 9.1%
American Express Centurion Bank
	4.375% 07/30/09	2,980,000	2,933,661
American Express Credit Corp.
	5.875% 05/02/13	585,000	561,585
Capital One Capital IV
	6.745% 02/17/37(c)	3,625,000	1,654,617
Capital One Financial Corp.
	5.700% 09/15/11	3,750,000	3,496,898
CDX North America High Yield
	8.875% 06/29/13(b)	1,980,000	1,782,000
Eaton Vance Corp.
	6.500% 10/02/17	2,605,000	2,308,275
Ford Motor Credit Co.
	7.800% 06/01/12	495,000	347,279
	8.000% 12/15/16	370,000	241,006
Fund American Companies, Inc.
	5.875% 05/15/13	1,557,000	1,133,167
General Electric Capital Corp.
	2.116% 12/15/09(c)	2,410,000	2,323,852
GMAC LLC
	6.875% 09/15/11	414,752	339,790
	8.000% 11/01/31	475,000	282,335
Goldman Sachs Capital II
	5.793% 12/29/49(c)	1,130,000	434,398
Goldman Sachs Group, Inc.
	6.250% 09/01/17(d)	3,365,000	3,262,825
	6.750% 10/01/37	3,090,000	2,508,672
International Lease Finance Corp.
	4.750% 07/01/09	1,505,000	1,401,193
	4.875% 09/01/10	1,025,000	803,482
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(h)(i)	8,075,000	767,125
	6.875% 05/02/18(h)(i)	600,000	57,000
Merrill Lynch & Co., Inc.
	5.700% 05/02/17	10,285,000	9,112,057

14

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
	6.050% 08/15/12	670,000	661,008
	7.750% 05/14/38	2,635,000	2,902,929
Morgan Stanley
	5.750% 10/18/16	2,685,000	2,256,133
	5.950% 12/28/17	2,150,000	1,784,459
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	420,000	92,925
PF Export Receivables Master Trust
	3.748% 06/01/13(b)	570,485	606,306
Diversified Financial Services Total			44,054,977
Insurance — 4.0%
Asurion Corp.
	7.695% 07/02/15(c)(e)	210,819	117,005
	8.325% 07/02/15(c)(e)	154,181	103,783
Crum & Forster Holdings Corp.
	7.750% 05/01/17	600,000	423,000
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	340,000	150,025
ING Groep NV
	5.775% 12/29/49(c)	2,679,000	1,147,394
Liberty Mutual Group, Inc.
	7.500% 08/15/36(b)	4,010,000	2,441,745
	10.750% 06/15/58(b)(c)	3,600,000	1,980,000
New York Life Global Funding
	4.650% 05/09/13(b)	6,940,000	6,706,171
Principal Life Income Funding Trusts
	5.300% 04/24/13	5,875,000	5,503,277
Prudential Financial, Inc.
	4.750% 06/13/15	1,075,000	820,188
USI Holdings Corp.
	9.750% 05/15/15(b)	215,000	85,731
Insurance Total			19,478,319
Real Estate — 0.4%
Prudential Property
	6.625% 04/01/09(b)	1,800,000	1,801,426
Real Estate Total			1,801,426
Real Estate Investment Trusts (REITs) — 0.7%
Health Care Property Investors, Inc.
	7.072% 06/08/15	745,000	511,129

15

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
Highwoods Properties, Inc.
	5.850% 03/15/17	830,000	513,433
Hospitality Properties Trust
	5.625% 03/15/17	2,040,000	940,724
Host Marriott LP
	6.750% 06/01/16	300,000	219,000
Liberty Property LP
	5.500% 12/15/16	2,155,000	1,282,492
Real Estate Investment Trusts (REITs) Total			3,466,778
Savings & Loans — 0.3%
Washington Mutual Bank
	5.125% 01/15/15(g)	6,350,000	635
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(b)(g)	1,075,000	107
World Savings Bank
	4.500% 06/15/09	1,505,000	1,425,118
Savings & Loans Total			1,425,860
FINANCIALS TOTAL			144,132,895
INDUSTRIALS — 4.9%
Aerospace & Defense — 0.5%
BE Aerospace, Inc.
	8.500% 07/01/18	580,000	522,000
L-3 Communications Corp.
	6.375% 10/15/15	570,000	532,950
Raytheon Co.
	5.500% 11/15/12	1,000,000	1,010,869
Sequa Corp.
	11.750% 12/01/15(b)	245,000	93,100
Systems 2001 Asset Trust
	6.664% 09/15/13(b)	484,732	491,063
Aerospace & Defense Total			2,649,982
Air Transportation — 0.1%
Air 2 US
	8.027% 10/01/19(b)	494,577	370,933
Air Transportation Total			370,933
Electrical Components & Equipment — 0.1%
Belden, Inc.
	7.000% 03/15/17	135,000	101,250

16

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electrical Components & Equipment — (continued)
General Cable Corp.
	0.875% 11/15/13	135,000	78,131
	6.258% 04/01/15(c)	170,000	79,475
	7.125% 04/01/17	225,000	148,500
Electrical Components & Equipment Total			407,356
Electronics — 0.1%
Flextronics International Ltd.
	6.250% 11/15/14	360,000	268,200
Electronics Total			268,200
Engineering & Construction — 0.0%
Esco Corp.
	8.625% 12/15/13(b)	270,000	189,000
Engineering & Construction Total			189,000
Environmental Control — 0.2%
Aleris International, Inc.
	10.000% 12/15/16	385,000	62,562
	PIK,
	9.000% 12/15/14	165,000	9,900
Allied Waste North America, Inc.
	7.875% 04/15/13	750,000	712,500
Environmental Control Total			784,962
Hand / Machine Tools — 0.0%
Baldor Electric Co.
	8.625% 02/15/17	245,000	182,525
Hand / Machine Tools Total			182,525
Machinery — 0.9%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	2,625,000	2,442,373
	5.450% 04/15/18	725,000	678,807
	6.200% 09/30/13	300,000	309,275
John Deere Capital Corp.
	4.950% 12/17/12	890,000	868,908
Machinery Total			4,299,363
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.
	8.250% 12/15/38	1,700,000	2,095,330
Terex Corp.
	8.000% 11/15/17	800,000	680,000
Machinery-Construction & Mining Total			2,775,330

17

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery-Diversified — 0.1%
Manitowoc Co., Inc.
	7.125% 11/01/13	560,000	425,600
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	160,000	137,600
Machinery-Diversified Total			563,200
Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.
	7.500% 03/01/14	315,000	207,900
Bombardier, Inc.
	6.300% 05/01/14(b)	490,000	403,025
Koppers Holdings, Inc.
	(f)11/15/14 (9.875% 11/15/09)	395,000	306,125
TriMas Corp.
	9.875% 06/15/12	255,000	127,500
Trinity Industries, Inc.
	6.500% 03/15/14	410,000	343,375
Miscellaneous Manufacturing Total			1,387,925
Packaging & Containers — 0.3%
Berry Plastics Holding Corp.
	10.250% 03/01/16	345,000	122,475
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	430,000	427,850
Jefferson Smurfit Corp.
	8.250% 10/01/12	420,000	71,400
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	175,000	161,000
	8.250% 05/15/13	350,000	344,750
Solo Cup Co.
	8.500% 02/15/14	735,000	470,400
Packaging & Containers Total			1,597,875
Transportation — 1.7%
BNSF Funding Trust I
	6.613% 12/15/55(c)	1,730,000	1,089,900
Bristow Group, Inc.
	7.500% 09/15/17	230,000	154,100

18

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	645,000	594,764
	7.950% 08/15/30	945,000	1,024,161
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	390,000	216,450
PHI, Inc.
	7.125% 04/15/13	315,000	192,150
Ship Finance International Ltd.
	8.500% 12/15/13	220,000	156,200
Stena AB
	7.500% 11/01/13	525,000	347,156
TFM SA de CV
	9.375% 05/01/12	370,000	338,550
Union Pacific Corp.
	5.700% 08/15/18	2,410,000	2,320,192
	6.650% 01/15/11	2,010,000	2,002,985
Transportation Total			8,436,608
INDUSTRIALS TOTAL			23,913,259
TECHNOLOGY — 1.8%
Computers — 0.1%
Sungard Data Systems, Inc.
	9.125% 08/15/13	625,000	540,625
Computers Total			540,625
Semiconductors — 0.1%
Amkor Technology, Inc.
	9.250% 06/01/16	340,000	197,200
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	785,000	180,550
Semiconductors Total			377,750
Software — 1.6%
Oracle Corp.
	5.000% 01/15/11	2,200,000	2,259,349
	6.500% 04/15/38(d)	4,860,000	5,350,661
Software Total			7,610,010
TECHNOLOGY TOTAL			8,528,385
UTILITIES — 8.8%
Electric — 7.8%
AES Corp.
	7.750% 03/01/14	155,000	136,400

19

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
	8.000% 10/15/17	415,000	340,300
Alabama Power Co.
	2.348% 08/25/09(c)	2,540,000	2,488,415
American Electric Power Co., Inc.
	5.250% 06/01/15	1,825,000	1,684,446
CMS Energy Corp.
	6.875% 12/15/15	250,000	213,208
Commonwealth Edison Co.
	5.900% 03/15/36	690,000	573,821
	5.950% 08/15/16	3,015,000	2,813,595
	6.150% 09/15/17	2,100,000	1,952,681
	6.950% 07/15/18	2,710,000	2,565,760
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	3,905,000	4,172,360
Dominion Resources Inc.
	8.875% 01/15/19	2,000,000	2,156,778
Edison Mission Energy
	7.000% 05/15/17	550,000	478,500
Energy Future Holdings Corp.
	10.875% 11/01/17(b)	390,000	276,900
Exelon Generation Co. LLC
	6.200% 10/01/17	1,000,000	860,012
FPL Energy American Wind LLC
	6.639% 06/20/23(b)	1,029,143	884,137
FPL Energy National Wind LLC
	5.608% 03/10/24(b)	189,121	149,950
Intergen NV
	9.000% 06/30/17(b)	1,025,000	840,500
Ipalco Enterprises, Inc.
	7.250% 04/01/16(b)	135,000	110,700
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	2,700,000	2,693,282
NRG Energy, Inc.
	7.375% 02/01/16	630,000	585,900
	7.375% 01/15/17	60,000	55,200
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	290,000	226,200

20

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Oncor Electric Delivery Co.
	5.950% 09/01/13(b)	3,460,000	3,226,896
	7.250% 01/15/33	1,800,000	1,668,150
Progress Energy, Inc.
	7.100% 03/01/11	2,360,000	2,339,065
Southern Power Co.
	6.375% 11/15/36	600,000	489,662
Tenaska Alabama II Partners LP
	6.125% 03/30/23(b)	1,012,845	799,074
Texas Competitive Electric Holdings Co.
	PIK,
	10.500% 11/01/16(b)	2,155,000	1,077,500
Windsor Financing LLC
	5.881% 07/15/17(b)	1,919,090	2,024,774
Electric Total			37,884,166
Gas — 0.7%
Atmos Energy Corp.
	6.350% 06/15/17	1,585,000	1,404,342
Nakilat, Inc.
	6.067% 12/31/33(b)	1,385,000	928,255
Southern California Gas Co.
	2.373% 12/01/09(c)	1,055,000	1,024,877
Gas Total			3,357,474
Other Industrial Development Bonds — 0.3%
Dynegy Holdings, Inc.
	7.125% 05/15/18	735,000	448,350
Mirant Americas Generation LLC
	8.500% 10/01/21	1,000,000	760,000
Other Industrial Development Bonds Total			1,208,350
UTILITIES TOTAL			42,449,990

	Total Corporate Fixed-Income Bonds & Notes (cost of $473,790,237)		392,640,308
Asset-Backed Securities — 7.4%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	1,451,928	1,335,834
Bay View Auto Trust
	4.550% 02/25/14	356,712	354,756
	5.310% 06/25/14	1,110,000	981,941
Capital Auto Receivables Asset Trust
	5.500% 04/20/10(b)	1,250,000	1,209,555

21

		Par ($)(a)	Value ($)
Asset-Backed Securities — (continued)
Capital One Auto Finance Trust
	1.245% 12/15/11(c)	1,338,379	1,192,992
Capital One Master Trust
	1.395% 11/15/11(c)	1,000,000	997,969
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37(c)	3,300,000	2,648,138
	6.080% 06/25/37(c)	4,000,000	2,873,975
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35(c)	1,200,000	258,330
	5.598% 03/25/36(c)	1,000,000	822,251
	5.666% 08/25/35(c)	1,000,000	106,004
Countrywide Asset-Backed Certificates
	0.581% 06/25/21(c)	800,158	656,317
Ford Credit Auto Owner Trust
	5.470% 09/15/12	4,000,000	2,681,364
	5.680% 06/15/12	1,500,000	1,136,206
	5.690% 11/15/12	3,000,000	2,289,141
GE Equipment Small Ticket LLC
	4.620% 12/22/14(b)	162,388	158,515
	5.120% 06/22/15(b)	601,298	557,659
Green Tree Financial Corp.
	6.870% 01/15/29	473,692	379,809
GS Auto Loan Trust
	4.980% 11/15/13	229,085	228,705
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	1,400,000	695,383
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	2,645,000	2,528,842
JPMorgan Auto Receivables Trust
	5.610% 12/15/14(b)	1,482,086	1,441,930
JPMorgan Mortgage Acquisition Corp.
	0.581% 05/25/37(c)	1,800,000	1,125,788
Pinnacle Capital Asset Trust
	5.770% 05/25/10(b)	30,713	30,604
Residential Asset Mortgage Products, Inc.
	4.120% 06/25/33(c)	291,836	176,170
Santander Drive Auto Receivables Trust
	1.745% 06/15/11(c)	1,193,033	1,175,806
Small Business Administration Participation Certificates
	5.570% 03/01/26	973,907	1,014,163

22

		Par ($)(a)	Value ($)
Asset-Backed Securities — (continued)
USAA Auto Owner Trust
	4.280% 10/15/12	4,255,000	3,994,378
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	2,500,000	1,820,816
WFS Financial Owner Trust
	4.760% 05/17/13	1,200,000	774,510

	Total Asset-Backed Securities (cost of $44,905,443)		35,647,851
Government & Agency Obligations — 4.6%
FOREIGN GOVERNMENT OBLIGATIONS — 4.6%
European Investment Bank
	5.125% 05/30/17	3,560,000	4,069,614
Federal Republic of Brazil
	6.000% 01/17/17	1,000,000	1,032,500
Kreditanstalt fuer Wiederaufbau
	4.375% 03/15/18	4,170,000	4,522,740
Province of Nova Scotia
	5.125% 01/26/17	3,000,000	3,395,796
Province of Ontario
	5.450% 04/27/16	3,000,000	3,374,202
Province of Quebec
	5.125% 11/14/16	3,475,000	3,688,007
State of Qatar
	9.750% 06/15/30(b)	1,650,000	2,029,500
United Mexican States
	5.950% 03/19/19	440,000	440,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			22,552,359

	Total Government & Agency Obligations (cost of $20,245,277)		22,552,359
Commercial Mortgage-Backed Securities — 3.2%
Bear Stearns Commercial Mortgage Securities
	5.718% 09/11/38	3,750,000	3,050,597
GMAC Commercial Mortgage Securities, Inc.
	5.485% 05/10/40	2,030,000	1,824,522
Morgan Stanley Dean Witter Capital I
	5.980% 01/15/39	1,875,000	1,776,675

23

		Par ($)(a)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Wachovia Bank Commercial Mortgage Trust
	5.740% 05/15/43	11,425,000	9,028,604

	Total Commercial Mortgage-Backed Securities (cost of $17,348,114)		15,680,398
Mortgage-Backed Securities — 1.5%
Federal National Mortgage Association
	TBA
	5.500% 12/01/99(j)	6,965,000	7,139,125
Government National Mortgage Association
	10.000% 10/15/17	3,562	3,939
	10.000% 01/15/19	294	326
	10.500% 01/15/16	2,677	2,991
	10.500% 04/15/20	1,865	2,086
	10.500% 05/15/20	6,705	7,500
	11.500% 05/15/13	3,671	4,225
	12.500% 11/15/10	1,435	1,556
	12.500% 10/15/13	1,361	1,527
	12.500% 11/15/13	2,390	2,786
	12.500% 12/15/13	6,296	7,340
	14.000% 08/15/11	1,153	1,296

	Total Mortgage-Backed Securities (cost of $7,099,006)		7,174,697
Collateralized Mortgage Obligations — 0.3%
NON - AGENCY — 0.3%
Citicorp Mortgage Securities, Inc.
	5.961% 05/25/37(c)	1,472,366	435,607
Countrywide Alternative Loan Trust
	5.500% 09/25/35	2,109,339	165,396
First Horizon Alternative Mortgage Securities
	5.977% 05/25/36(c)	971,975	38,359
Nomura Asset Acceptance Corp.
	0.571% 08/25/36(c)	242,819	212,052
Sequoia Mortgage Trust
	5.896% 07/20/37(c)	1,195,795	447,893

24

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — 0.3%
Wachovia Mortgage Loan Trust LLC
	5.416% 05/20/36(c)	495,649	141,993
	NON-AGENCY TOTAL		1,441,300

	Total Collateralized Mortgage Obligations (cost of $6,301,508)		1,441,300
Convertible Bond — 0.1%
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
Countrywide Financial Corp.
	1.253% 04/15/37(b)(c)(k)	400,000	395,652
	Diversified Financial Services Total		395,652

	Total Convertible Bond (cost of $358,212)		395,652
Municipal Bond — 0.0%
VIRGINIA — 0.0%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	420,000	229,639
	VIRGINIA TOTAL		229,639

	Total Municipal Bond (cost of $419,963)		229,639

		Shares
Preferred Stock — 0.0%
FINANCIALS — 0.0%
Preferred Blocker, Inc.	9.000% 12/31/11	205	51,250
	FINANCIALS TOTAL		51,250

	Total Preferred Stock (cost of $41,000)		51,250

		Par($)
Short-Term Obligation — 1.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by a U.S. Government Agency Obligation maturing 11/17/15, market value $6,507,244 (repurchase proceeds $6,377,004)	6,377,000	6,377,000

	Total Short-Term Obligation (cost of $6,377,000)		6,377,000

	Total Investments — 99.4% (cost of $576,885,760)(l)(m)		482,190,454

	Other Assets & Liabilities, Net — 0.6%		2,774,866

	Net Assets — 100.0%		484,965,320

25

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swaps are marked to market daily based upon quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

26

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$7,139,125	$—
	Level 2 – Other Significant Observable Inputs	471,686,488	(214,120)
	Level 3 – Significant Unobservable Inputs	3,364,841	—
	Total	$482,190,454	$(214,120)

*	Other financial instruments consist of forward foreign currency exchange contracts and credit default swap contracts which are not included in the investment portfolio.

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

	The following table reconciles asset balances for the nine month period ending December 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investment in	Other Financial
		Securities	Instruments
	Balance as of March 31, 2008	$5,317,989	$—
	Accretion of discounts/ amortization of premiums	—	—
	Realized loss	(29,534)	—
	Change in unrealized depreciation	(1,195,661)	—
	Net sales	(750,548)	—
	Transfers into Level 3	22,595	—
	Balance as of December 31, 2008	$3,364,841	$—

(a)	Principal amount is stated in United States dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities, which are not illiquid except for those in the following table, amounted to $65,280,291, which represents 13.5% of net assets.

27

	Acquisition
Security	Date	Par/Units	Cost	Value
ACE Cash Express, Inc.
10.250% 10/01/14	9/26/06	220,000	$222,025	$44,000
Countrywide Financial Corp.
1.253% 04/15/37	10/31/07	400,000	358,212	395,652
Local TV Finance LLC, PIK
9.250% 06/15/15	05/02/07	230,000	234,463	50,600
Orascom Telecom Finance SCA
7.875% 02/08/14	02/01/07	220,000	220,000	116,600
Seminole Indian Tribe of Florida
7.804% 10/01/20	09/26/07	565,000	573,813	486,883
Systems 2001 Asset Trust
6.664% 09/15/13	06/04/01	484,732	484,732	491,063
				$1,584,798

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.
(d)	A portion of this security is pledged as collateral for credit default swaps. At December 31, 2008, the total market value of securities pledged amounted to $10,205,374.
(e)	Loan participation agreement.
(f)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(g)	The issuer is in default of certain debt covenants. Income is not being accrued. At December 31, 2008, the value of these securities amounted to $29,542 which represents less than 0.1% of net assets.
(h)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At December 31, 2008, the value of these securities amounted to $824,125 which represents 0.2% of net assets.

(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(j)	Security purchased on a delayed delivery basis.
(k)	Investments in affiliates during the nine months ended December 31, 2008:

Security name: Countrywide Financial Corp., 1.253% 04/15/37

	Par as of 03/31/08:	$400,000
	Par purchased:	—
	Par sold:	—
	Par as of 12/31/08:	$400,000
	Net realized gain (loss):	$—
	Interest income earned:	$1,995
	Value at end of period:	$395,652

(l)	Cost for federal income tax purposes is $577,544,141.
(m)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$11,316,700	$(106,012,006)	$(94,695,306)

At December 31, 2008, the Fund had entered into the following forward foreign currency exchange contract:

Forward Foreign Currency		Aggregate	Settlement	Unrealized
Contracts to Buy	Value	Face Value	Date	Depreciation
EUR	$215,361	$218,256	01/15/09	$(2,895)

At December 31, 2008, the Fund had entered into the following forward foreign currency exchange contract:

Forward Foreign Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
EUR	$398,764	$361,086	01/15/09	$(37,678)

28

At December 31, 2008, the Fund has entered into the following credit default  swap contracts:

Swap	Referenced	Buy/Sale	Receive/(Pay)	Expiration	Notional	Net Unrealized Appreciation
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)
Morgan Stanley	Limited Brands Inc. 6.125% 12/01/12	Buy	(5.270)%	12/20/13	$5,500,000	$67,876
Morgan Stanley	The Home Depot Inc. 5.875 12/16/36	Buy	(3.350)%	12/20/13	3,000,000	(104,399)
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	(3.600)%	12/20/13	4,775,000	574,686
Barclays	Limited Brands Inc. 6.125% 12/01/12	Buy	(6.150)%	03/20/14	5,500,000	(128,575)
Barclays	The Home Depot Inc. 5.875% 12/16/36	Buy	(2.930)%	12/20/13	8,020,000	(131,752)
Barclays	SLM Corp. 5.125% 08/27/12	Sale	4.750%	03/20/09	2,900,000	(13,643)
JPMorgan	Capital One Financial. 6.250% 11/15/13	Sale	2.750%	12/20/13	5,135,000	(437,740)
						$(173,547)

Acronym	Name
EUR	Euro
PIK	Payment-In-Kind
TBA	To Be Announced

29

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Intermediate Bond Fund

			Par $(a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 52.5%
BASIC MATERIALS — 1.1%
Chemicals — 0.2%
Chemtura Corp.
	6.875% 06/01/16		760,000	387,600
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	205,000	105,435
	7.875% 11/15/14		1,020,000	545,700
Ineos Group Holdings PLC
	8.500% 02/15/16(b)		1,025,000	92,250
Lubrizol Corp.
	6.500% 10/01/34		2,475,000	2,008,468
MacDermid, Inc.
	9.500% 04/15/17(b)		380,000	197,600
Mosaic Co.
	7.625% 12/01/16(b)		710,000	568,000
NOVA Chemicals Corp.
	6.500% 01/15/12		585,000	242,775
Terra Capital, Inc.
	7.000% 02/01/17		690,000	507,150
Chemicals Total				4,654,978
Forest Products & Paper — 0.1%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		770,000	61,600
Domtar Corp.
	7.125% 08/15/15		905,000	588,250
Georgia-Pacific Corp.
	8.000% 01/15/24		760,000	513,000
NewPage Corp.
	10.000% 05/01/12		280,000	123,200
	12.000% 05/01/13		275,000	78,375
NewPage Holding Corp.
	PIK,
	10.265% 11/01/13(c)		357,353	132,221
Forest Products & Paper Total				1,496,646
Iron/Steel — 0.7%
Nucor Corp.
	5.000% 06/01/13		7,845,000	7,768,394
	5.850% 06/01/18		4,800,000	4,658,064
Russel Metals, Inc.
	6.375% 03/01/14		355,000	273,350

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — (continued)
Steel Dynamics, Inc.
	7.750% 04/15/16(b)	1,105,000	765,212
United States Steel Corp.
	7.000% 02/01/18	1,060,000	722,432
Iron/Steel Total			14,187,452
Metals & Mining — 0.1%
FMG Finance Ltd.
	10.625% 09/01/16(b)	1,070,000	620,600
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	2,290,000	1,877,800
Noranda Aluminium Holding Corp.
	PIK,
	8.345% 11/15/14(c)	670,000	107,200
Metals & Mining Total			2,605,600
BASIC MATERIALS TOTAL			22,944,676
COMMUNICATIONS — 6.5%
Media — 4.5%
Cablevision Systems Corp.
	8.000% 04/15/12	1,295,000	1,152,550
Charter Communications Holdings II LLC
	10.250% 09/15/10	725,000	333,500
CMP Susquehanna Corp.
	9.875% 05/15/14	475,000	19,000
Comcast Corp.
	5.700% 05/15/18	10,420,000	9,771,959
	6.300% 11/15/17	2,230,000	2,170,892
	6.950% 08/15/37	13,950,000	14,690,075
CSC Holdings, Inc.
	7.625% 04/01/11	325,000	306,312
DirecTV Holdings LLC
	6.375% 06/15/15	770,000	710,325
EchoStar DBS Corp.
	6.625% 10/01/14	1,760,000	1,469,600
Idearc, Inc.
	8.000% 11/15/16	1,080,000	81,000
Lamar Media Corp.
	6.625% 08/15/15	680,000	491,300
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	600,000	132,000

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Quebecor Media, Inc.
	7.750% 03/15/16	1,245,000	840,375
R.H. Donnelley Corp.
	8.875% 01/15/16	1,355,000	203,250
	8.875% 10/15/17	985,000	147,750
Time Warner Cable, Inc.
	6.200% 07/01/13(d)	11,040,000	10,442,681
	7.300% 07/01/38	9,200,000	9,557,586
Time Warner, Inc.
	6.875% 05/01/12	24,674,000	23,704,213
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	1,115,000	457,150
Viacom, Inc.
	5.750% 04/30/11	6,535,000	5,935,009
Media Total			82,716,527
Telecommunication Services — 2.4%
AT&T, Inc.
	4.950% 01/15/13	13,080,000	13,152,280
	5.625% 06/15/16	5,295,000	5,318,732
British Telecommunications PLC
	5.150% 01/15/13	3,360,000	3,200,733
	5.950% 01/15/18	5,100,000	4,436,832
Cincinnati Bell, Inc.
	8.375% 01/15/14	180,000	138,600
Citizens Communications Co.
	7.875% 01/15/27	990,000	574,200
Cricket Communications, Inc.
	9.375% 11/01/14	1,060,000	954,000
Digicel Group Ltd.
	8.875% 01/15/15(b)	1,140,000	741,000
Hellas Telecommunications Luxembourg II
	10.503% 01/15/15(b)(c)	250,000	50,000
Inmarsat Finance II PLC
	10.375% 11/15/12	870,000	771,037
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	1,630,000	1,483,300
Lucent Technologies, Inc.
	6.450% 03/15/29	895,000	358,000

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
MetroPCS Wireless, Inc.
	9.250% 11/01/14	1,040,000	930,800
Nextel Communications, Inc.
	7.375% 08/01/15	1,260,000	529,200
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16(b)	1,390,000	973,000
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)	280,000	148,400
Qwest Communications International, Inc.
	7.500% 02/15/14	2,380,000	1,701,700
Qwest Corp.
	7.500% 10/01/14	360,000	298,800
	7.500% 06/15/23	515,000	360,500
Syniverse Technologies, Inc.
	7.750% 08/15/13	290,000	148,263
Telefonica Emisiones SAU
	6.221% 07/03/17	2,880,000	2,837,367
	6.421% 06/20/16	4,340,000	4,332,466
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	590,000	483,800
Verizon Communications, Inc.
	6.250% 04/01/37	1,825,000	1,889,802
Virgin Media Finance PLC
	8.750% 04/15/14	1,150,000	862,500
West Corp.
	11.000% 10/15/16	910,000	423,150
Wind Acquisition Financial SA
	10.750% 12/01/15(b)	150,000	129,000
	PIK,
	11.753% 12/21/11(c)(e)	951,510	570,906
Windstream Corp.
	8.625% 08/01/16	1,245,000	1,101,825
Telecommunication Services Total			48,900,193
COMMUNICATIONS TOTAL			131,516,720
CONSUMER CYCLICAL — 3.0%
Airlines — 0.2%
Continental Airlines, Inc.
	6.940% 10/15/13	619,779	512,867

			Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Airlines — (continued)
	7.461% 04/01/15		4,845,331	3,343,278
Airlines Total				3,856,145
Apparel — 0.1%
Levi Strauss & Co.
	9.750% 01/15/15		1,590,000	1,176,600
Apparel Total				1,176,600
Auto Manufacturers — 0.0%
Ford Motor Co.
	7.450% 07/16/31		1,270,000	355,600
General Motors Corp.
	7.200% 01/15/11		815,000	171,150
	8.375% 07/15/33		1,800,000	315,000
Auto Manufacturers Total				841,750
Auto Parts & Equipment — 0.1%
ArvinMeritor, Inc.
	8.125% 09/15/15		515,000	231,750
Commercial Vehicle Group, Inc.
	8.000% 07/01/13		435,000	204,450
Cooper-Standard Automotive, Inc.
	7.000% 12/15/12		505,000	151,500
Goodyear Tire & Rubber Co.
	8.625% 12/01/11		188,000	156,040
	9.000% 07/01/15		564,000	454,020
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15	EUR	440,000	122,324
TRW Automotive, Inc.
	7.000% 03/15/14(b)		580,000	307,400
Auto Parts & Equipment Total				1,627,484
Entertainment — 0.4%
Six Flags, Inc.
	9.625% 06/01/14		287,000	43,050
Walt Disney Co.
	4.500% 12/15/13		7,620,000	7,670,269
WMG Acquisition Corp.
	7.375% 04/15/14		870,000	508,950
WMG Holdings Corp.
	(f) 12/15/14 (9.500% 12/15/09)		485,000	179,450
Entertainment Total				8,401,719
Home Builders — 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14		1,175,000	810,750

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Home Builders — (continued)
KB Home
	5.875% 01/15/15	770,000	462,000
Home Builders Total			1,272,750
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	485,000	276,450
Leisure Time Total			276,450
Lodging — 0.2%
Boyd Gaming Corp.
	6.750% 04/15/14	425,000	267,750
	7.125% 02/01/16	250,000	147,500
Harrah’s Operating Co., Inc.
	10.000% 12/15/18(b)	189,000	68,985
	10.750% 02/01/16(b)	825,000	235,125
Jacobs Entertainment, Inc.
	9.750% 06/15/14	425,000	204,000
Majestic Star LLC
	9.750% 01/15/11(g)	580,000	34,800
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)	1,485,000	582,863
MGM Mirage
	7.500% 06/01/16	1,495,000	947,456
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	570,000	491,192
Snoqualmie Entertainment Authority
	6.875% 02/01/14(b)(c)	90,000	52,200
	9.125% 02/01/15(b)	710,000	440,200
Station Casinos, Inc.
	6.625% 03/15/18	1,020,000	58,650
Lodging Total			3,530,721
Retail — 1.9%
AmeriGas Partners LP
	7.125% 05/20/16	475,000	380,000
	7.250% 05/20/15	595,000	484,925
Best Buy Co., Inc.
	6.750% 07/15/13(b)	11,390,000	10,633,351
CVS Pass-Through Trust
	5.298% 01/11/27(b)	5,547,310	4,258,210

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
	6.036% 12/10/28(b)	5,655,422	3,439,797
Dollar General Corp.
	PIK,
	11.875% 07/15/17	685,000	585,675
Hanesbrands, Inc.
	5.698% 12/15/14(c)	450,000	317,250
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	1,250,000	928,466
Phillips-Van Heusen Corp.
	8.125% 05/01/13	640,000	528,000
Rite Aid Corp.
	9.500% 06/15/17	1,190,000	413,525
Starbucks Corp.
	6.250% 08/15/17	6,275,000	5,665,459
Wal-Mart Stores, Inc.
	4.125% 02/15/11	5,245,000	5,366,432
	5.250% 09/01/35	5,880,000	5,854,493
Retail Total			38,855,583
Textiles — 0.0%
INVISTA
	9.250% 05/01/12(b)	590,000	413,000
Textiles Total			413,000
CONSUMER CYCLICAL TOTAL			60,252,202
CONSUMER NON-CYCLICAL — 3.6%
Agriculture — 0.0%
Reynolds American, Inc.
	7.625% 06/01/16	620,000	516,344
Agriculture Total			516,344
Beverages — 0.8%
Coca-Cola Enterprises, Inc.
	4.375% 09/15/09	10,000,000	10,034,060
Constellation Brands, Inc.
	8.125% 01/15/12	695,000	656,775
Cott Beverages, Inc.
	8.000% 12/15/11	520,000	317,200
SABMiller PLC
	6.200% 07/01/11(b)	4,860,000	4,813,806
Beverages Total			15,821,841

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Biotechnology — 0.3%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	390,000	346,125
Genentech, Inc.
	4.400% 07/15/10	5,200,000	5,258,713
Biotechnology Total			5,604,838
Commercial Services — 0.2%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	280,000	56,000
ARAMARK Corp.
	8.500% 02/01/15	645,000	583,725
Ashtead Holdings PLC
	8.625% 08/01/15(b)	695,000	364,875
Corrections Corp. of America
	6.250% 03/15/13	440,000	409,200
GEO Group, Inc.
	8.250% 07/15/13	805,000	710,413
Iron Mountain, Inc.
	8.000% 06/15/20	830,000	666,075
Rental Service Corp.
	9.500% 12/01/14	775,000	426,250
Service Corp. International
	6.750% 04/01/16	320,000	243,200
	7.000% 06/15/17	750,000	562,500
United Rentals North America, Inc.
	6.500% 02/15/12	380,000	300,200
Commercial Services Total			4,322,438
Food — 1.0%
ConAgra Foods, Inc.
	7.000% 10/01/28	9,420,000	9,241,086
Dean Foods Co.
	7.000% 06/01/16	755,000	641,750
Del Monte Corp.
	6.750% 02/15/15	790,000	679,400
Kraft Foods, Inc.
	6.500% 08/11/17	6,380,000	6,412,806
Kroger Co.
	8.000% 09/15/29	1,435,000	1,621,069
Pinnacle Foods Finance LLC
	9.250% 04/01/15	1,135,000	732,075

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — (continued)
Reddy Ice Holdings, Inc.
	10.500% 11/01/12	340,000	149,600
Smithfield Foods, Inc.
	7.750% 07/01/17	330,000	188,100
Food Total			19,665,886
Healthcare Products — 0.1%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	2,155,000	1,702,450
Healthcare Products Total			1,702,450
Healthcare Services — 0.3%
Community Health Systems, Inc.
	8.875% 07/15/15	1,185,000	1,090,200
DaVita, Inc.
	7.250% 03/15/15	1,000,000	950,000
HCA, Inc.
	9.250% 11/15/16	430,000	394,525
	PIK,
	9.625% 11/15/16	3,890,000	3,034,200
U.S. Oncology Holdings, Inc.
	PIK,
	8.334% 03/15/12(c)	402,000	253,260
U.S. Oncology, Inc.
	9.000% 08/15/12	360,000	327,600
Healthcare Services Total			6,049,785
Household Products/Wares — 0.4%
American Greetings Corp.
	7.375% 06/01/16	460,000	308,200
Clorox Co.
	5.950% 10/15/17	2,220,000	2,100,752
Fortune Brands, Inc.
	5.125% 01/15/11	5,705,000	5,479,687
Jostens IH Corp.
	7.625% 10/01/12	475,000	389,500
Household Products/Wares Total			8,278,139
Pharmaceuticals — 0.5%
Abbott Laboratories
	5.600% 05/15/11	1,000,000	1,055,849
Elan Finance PLC
	8.875% 12/01/13	1,060,000	551,200

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — (continued)
Omnicare, Inc.
	6.750% 12/15/13	725,000	616,250
Warner Chilcott Corp.
	8.750% 02/01/15	935,000	832,150
Wyeth
	5.500% 02/01/14	1,640,000	1,665,892
	5.500% 02/15/16	5,985,000	6,094,430
Pharmaceuticals Total			10,815,771
CONSUMER NON-CYCLICAL TOTAL			72,777,492
ENERGY — 5.3%
Coal — 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	700,000	609,000
Massey Energy Co.
	6.875% 12/15/13	1,360,000	1,006,400
Coal Total			1,615,400
Oil & Gas — 2.3%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	2,835,000	2,228,296
Chesapeake Energy Corp.
	6.375% 06/15/15	1,550,000	1,224,500
Cimarex Energy Co.
	7.125% 05/01/17	495,000	386,100
Compton Petroleum Corp.
	7.625% 12/01/13	700,000	210,000
Frontier Oil Corp.
	8.500% 09/15/16	440,000	388,300
Gazprom International SA
	7.201% 02/01/20(b)	4,830,049	3,574,237
	7.201% 02/01/20	261,628	193,605
Hess Corp.
	7.300% 08/15/31	4,180,000	3,803,198
KCS Energy, Inc.
	7.125% 04/01/12	245,000	183,750
Newfield Exploration Co.
	6.625% 04/15/16	1,170,000	930,150
Nexen, Inc.
	5.875% 03/10/35	8,210,000	6,181,210

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
OPTI Canada, Inc.
	8.250% 12/15/14	990,000	534,600
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	1,205,000	891,700
Pioneer Natural Resources Co.
	5.875% 07/15/16	645,000	447,495
Pride International, Inc.
	7.375% 07/15/14	360,000	334,800
Qatar Petroleum
	5.579% 05/30/11(b)	1,363,998	1,274,224
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,495,000	799,825
Range Resources Corp.
	7.500% 05/15/16	705,000	611,587
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(b)	1,782,000	1,679,838
Ras Laffan Liquefied Natural Gas Co., Ltd. II
	5.298% 09/30/20(b)	3,400,000	2,422,398
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	2,230,000	1,660,123
Southwestern Energy Co.
	7.500% 02/01/18(b)	1,255,000	1,098,125
Talisman Energy, Inc.
	5.850% 02/01/37	4,150,000	2,886,682
Tesoro Corp.
	6.625% 11/01/15	940,000	545,200
United Refining Co.
	10.500% 08/15/12	435,000	252,300
Valero Energy Corp.
	6.625% 06/15/37(d)	8,045,000	5,917,122
	6.875% 04/15/12	5,425,000	5,455,543
Oil & Gas Total			46,114,908
Oil & Gas Services — 0.7%
Seitel, Inc.
	9.750% 02/15/14	320,000	115,200
Weatherford International Ltd.
	5.150% 03/15/13	8,640,000	7,608,133
	7.000% 03/15/38	8,415,000	6,458,622
Oil & Gas Services Total			14,181,955

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 2.2%
Atlas Pipeline Partners LP
	8.125% 12/15/15	790,000	533,250
El Paso Corp.
	6.875% 06/15/14	750,000	605,486
	7.250% 06/01/18	1,135,000	900,818
Enbridge Energy Partners LP
	7.500% 04/15/38	4,875,000	3,804,206
Energy Transfer Partners LP
	6.000% 07/01/13	13,665,000	12,155,510
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	3,945,000	3,190,507
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	895,000	666,775
MarkWest Energy Partners LP
	8.500% 07/15/16	655,000	417,563
ONEOK Partners LP
	6.850% 10/15/37	2,205,000	1,749,978
Plains All American Pipeline LP
	6.500% 05/01/18	15,665,000	12,492,806
	6.650% 01/15/37	2,840,000	1,954,119
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	11,970,000	5,350,506
Williams Companies, Inc.
	8.125% 03/15/12	245,000	225,706
Pipelines Total			44,047,230
ENERGY TOTAL			105,959,493
FINANCIALS — 22.0%
Banks — 15.8%
American Express Centurion Bank
	4.375% 07/30/09	2,990,000	2,943,505
American Express Credit Corp.
	5.875% 05/02/13	1,335,000	1,281,565
ANZ National International Ltd.
	6.200% 07/19/13(b)	12,960,000	12,539,578
Bank of New York Mellon Corp.
	4.500% 04/01/13(d)	570,000	566,765
	5.125% 08/27/13	5,015,000	5,124,508
Barclays Bank PLC
	7.375% 06/15/49(b)(c)	7,500,000	3,688,313

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
Capital One Capital IV
	6.745% 02/17/37(c)	5,150,000	2,350,697
Capital One Financial Corp.
	5.700% 09/15/11	12,840,000	11,973,377
Chinatrust Commercial Bank
	5.625% 12/29/49(b)(c)	2,350,000	1,482,801
Citigroup, Inc.
	5.000% 09/15/14	3,490,000	3,069,741
	6.125% 05/15/18	3,880,000	3,923,153
	6.500% 08/19/13	17,315,000	17,472,324
Comerica Bank
	5.200% 08/22/17	965,000	737,613
Deutsche Bank AG
	4.875% 05/20/13	24,095,000	23,656,230
Goldman Sachs Capital II
	5.793% 12/29/49(c)	2,325,000	893,783
Goldman Sachs Group, Inc.
	6.250% 09/01/17(d)	8,585,000	8,324,325
	6.750% 10/01/37	10,705,000	8,691,047
HSBC Bank USA
	3.875% 09/15/09	12,810,000	12,788,338
HSBC Capital Funding LP
	9.547% 12/31/49(b)(c)	10,500,000	8,319,129
HSBC Holdings PLC
	6.800% 06/01/38	5,640,000	5,960,014
JPMorgan Chase & Co.
	6.000% 01/15/18	8,495,000	8,966,677
JPMorgan Chase Capital XVII
	5.850% 08/01/35	7,550,000	5,851,250
JPMorgan Chase Capital XX
	6.550% 09/29/36	27,890,000	23,575,082
Keycorp
	6.500% 05/14/13	18,790,000	17,322,257
Lloyds TSB Group PLC
	6.267% 12/31/49(b)(c)	5,905,000	2,175,573
Merrill Lynch & Co., Inc.
	5.450% 02/05/13	15,000,000	14,418,690
	5.700% 05/02/17	9,940,000	8,806,403
	6.050% 08/15/12	1,500,000	1,479,869
	6.150% 04/25/13	5,090,000	5,043,625
	7.750% 05/14/38	5,160,000	5,684,674

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	4,070,000	3,758,389
Morgan Stanley
	5.750% 10/18/16	3,690,000	3,100,607
	5.950% 12/28/17	6,300,000	5,228,880
	6.625% 04/01/18	4,920,000	4,316,267
National City Bank of Cleveland
	6.200% 12/15/11	1,590,000	1,492,625
National City Bank of Kentucky
	6.300% 02/15/11	2,830,000	2,726,320
National City Corp.
	4.900% 01/15/15	625,000	520,796
	5.750% 02/01/09	4,300,000	4,278,547
	6.875% 05/15/19	2,535,000	2,032,672
Northern Trust Co.
	6.500% 08/15/18	14,950,000	15,972,595
Northern Trust Corp.
	5.500% 08/15/13	5,525,000	5,672,899
Regions Financing Trust II
	6.625% 05/15/47(c)	2,480,000	1,350,040
Royal Bank of Scotland Group PLC
	6.990% 10/29/49(b)(c)	8,750,000	4,090,940
SunTrust Preferred Capital I
	5.853% 12/31/49(c)	2,000,000	1,080,000
Union Planters Corp.
	4.375% 12/01/10	5,970,000	5,606,463
USB Capital IX
	6.189% 04/15/42(c)	19,905,000	9,355,350
Wachovia Capital Trust III
	5.800% 03/15/42(c)	22,875,000	13,496,250
Wachovia Corp.
	5.500% 05/01/13	2,765,000	2,734,145
	5.750% 02/01/18	1,175,000	1,177,338
Banks Total			317,102,029
Diversified Financial Services — 2.0%
CDX North America High Yield
	8.875% 06/29/13(b)	4,950,000	4,455,000
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(b)	12,075,000	11,373,141

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Eaton Vance Corp.
	6.500% 10/02/17	8,845,000	7,837,501
Ford Motor Credit Co.
	5.700% 01/15/10	2,000,000	1,699,660
	7.800% 06/01/12	1,010,000	708,590
	8.000% 12/15/16	390,000	254,033
Fund American Companies, Inc.
	5.875% 05/15/13	4,535,000	3,300,523
GMAC LLC
	6.875% 09/15/11(b)(h)	1,120,781	918,211
	8.000% 11/01/31(b)	1,053,000	625,893
International Lease Finance Corp.
	4.750% 07/01/09	1,485,000	1,382,572
	4.875% 09/01/10	5,465,000	4,283,932
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(i)(j)	23,065,000	2,191,175
	6.875% 05/02/18(i)(j)	1,685,000	160,075
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	810,000	179,213
PF Export Receivables Master Trust
	3.748% 06/01/13(b)	1,786,200	1,898,355
Diversified Financial Services Total			41,267,874
Insurance — 3.5%
Asurion Corp.
	7.695% 07/02/15(c)(e)	467,845	259,654
	8.325% 07/02/15(c)(e)	342,155	230,313
Berkshire Hathaway Finance Corp.
	4.850% 01/15/15	5,000,000	5,008,435
Crum & Forster Holdings Corp.
	7.750% 05/01/17	555,000	391,275
Hartford Life Global Funding Trusts
	2.166% 09/15/09(c)	5,825,000	5,425,632
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	250,000	110,312
ING Groep NV
	5.775% 12/29/49(c)	5,515,000	2,362,030
Liberty Mutual Group, Inc.
	7.500% 08/15/36(b)	6,805,000	4,143,660
	10.750% 06/15/58(b)(c)	10,105,000	5,557,750

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — (continued)
Metropolitan Life Global Funding I
	5.125% 04/10/13(b)	8,255,000	7,691,670
New York Life Global Funding
	4.650% 05/09/13(b)	21,305,000	20,587,171
Principal Life Income Funding Trusts
	5.300% 04/24/13	17,865,000	16,734,646
Prudential Financial, Inc.
	4.750% 06/13/15	3,210,000	2,449,121
USI Holdings Corp.
	9.750% 05/15/15(b)	280,000	111,650
Insurance Total			71,063,319
Real Estate Investment Trusts (REITs) — 0.6%
Health Care Property Investors, Inc.
	5.625% 05/01/17	3,765,000	1,826,571
	7.072% 06/08/15	2,530,000	1,735,780
Highwoods Properties, Inc.
	5.850% 03/15/17	2,005,000	1,240,281
Hospitality Properties Trust
	5.625% 03/15/17	6,740,000	3,108,077
Host Marriott LP
	6.750% 06/01/16	580,000	423,400
Liberty Property LP
	5.500% 12/15/16	5,075,000	3,020,254
Real Estate Investment Trusts (REITs) Total			11,354,363
Savings & Loans — 0.1%
Washington Mutual Bank
	5.125% 01/15/15(g)	20,444,000	2,044
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(b)(c)(i)(g)	2,725,000	273
World Savings Bank
	4.500% 06/15/09	1,485,000	1,406,179
Savings & Loans Total			1,408,496
FINANCIALS TOTAL			442,196,081
INDUSTRIALS — 3.8%
Aerospace & Defense — 0.3%
BE Aerospace, Inc.
	8.500% 07/01/18	845,000	760,500

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
L-3 Communications Corp.
	6.375% 10/15/15	825,000	771,375
Raytheon Co.
	5.500% 11/15/12	800,000	808,695
	7.200% 08/15/27	1,730,000	1,994,995
Sequa Corp.
	11.750% 12/01/15(b)	920,000	349,600
Systems 2001 Asset Trust
	6.664% 09/15/13(b)	1,517,706	1,537,527
Aerospace & Defense Total			6,222,692
Air Transportation — 0.1%
Air 2 US
	8.027% 10/01/19(b)	2,322,052	1,741,539
Air Transportation Total			1,741,539
Electrical Components & Equipment — 0.0%
Belden, Inc.
	7.000% 03/15/17	325,000	243,750
General Cable Corp.
	6.258% 04/01/15(c)	220,000	102,850
	7.125% 04/01/17	715,000	471,900
Electrical Components & Equipment Total			818,500
Electronics — 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	855,000	636,975
Electronics Total			636,975
Engineering & Construction — 0.0%
Esco Corp.
	8.625% 12/15/13(b)	235,000	164,500
Engineering & Construction Total			164,500
Environmental Control — 0.1%
Aleris International, Inc.
	10.000% 12/15/16	535,000	86,937
	PIK,
	9.000% 12/15/14	315,000	18,900
Allied Waste North America, Inc.
	7.125% 05/15/16	990,000	900,900
	7.875% 04/15/13	430,000	408,500
Environmental Control Total			1,415,237

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Hand / Machine Tools — 0.0%
Baldor Electric Co.
	8.625% 02/15/17	315,000	234,675
Hand / Machine Tools Total			234,675
Machinery — 1.3%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	8,735,000	8,127,288
	5.450% 04/15/18	7,525,000	7,045,545
	6.200% 09/30/13	835,000	860,816
Caterpillar, Inc.
	8.250% 12/15/38	4,625,000	5,700,530
John Deere Capital Corp.
	4.950% 12/17/12	3,285,000	3,207,149
Machinery Total			24,941,328
Machinery-Construction & Mining — 0.0%
Terex Corp.
	8.000% 11/15/17	1,130,000	960,500
Machinery-Construction & Mining Total			960,500
Machinery-Diversified — 0.1%
Manitowoc Co., Inc.
	7.125% 11/01/13	785,000	596,600
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	350,000	301,000
Machinery-Diversified Total			897,600
Miscellaneous Manufacturing — 0.1%
American Railcar Industries, Inc.
	7.500% 03/01/14	370,000	244,200
Bombardier, Inc.
	6.300% 05/01/14(b)	745,000	612,762
Koppers Holdings, Inc.
	(f) 11/15/14
	(9.875% 11/15/09)	775,000	600,625
TriMas Corp.
	9.875% 06/15/12	650,000	325,000
Trinity Industries, Inc.
	6.500% 03/15/14	575,000	481,563
Miscellaneous Manufacturing Total			2,264,150
Packaging & Containers — 0.2%
Berry Plastics Holding Corp.
	10.250% 03/01/16	655,000	232,525

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	1,125,000	1,119,375
Jefferson Smurfit Corp.
	8.250% 10/01/12	1,035,000	175,950
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	825,000	759,000
	8.250% 05/15/13	200,000	197,000
Solo Cup Co.
	8.500% 02/15/14	1,045,000	668,800
Packaging & Containers Total			3,152,650
Transportation — 1.6%
BNSF Funding Trust I
	6.613% 12/15/55(c)	4,401,000	2,772,630
Bristow Group, Inc.
	7.500% 09/15/17	545,000	365,150
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	1,440,000	1,327,846
	7.125% 12/15/10	3,900,000	3,997,515
	7.950% 08/15/30	2,375,000	2,573,949
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	730,000	405,150
Norfolk Southern Corp.
	6.200% 04/15/09	10,000,000	10,012,770
PHI, Inc.
	7.125% 04/15/13	420,000	256,200
Ship Finance International Ltd.
	8.500% 12/15/13	620,000	440,200
Stena AB
	7.500% 11/01/13	615,000	406,669
TFM SA de CV
	9.375% 05/01/12	825,000	754,875
Union Pacific Corp.
	5.700% 08/15/18	4,875,000	4,693,333

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
	6.650% 01/15/11	4,595,000	4,578,963
Transportation Total			32,585,250
TOTAL INDUSTRIALS			76,035,596
TECHNOLOGY — 2.2%
Computers — 0.0%
Sungard Data Systems, Inc.
	9.125% 08/15/13	895,000	774,175
Computers Total			774,175
Semiconductors — 0.0%
Amkor Technology, Inc.
	9.250% 06/01/16	600,000	348,000
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	2,235,000	514,050
Semiconductors Total			862,050
Software — 2.2%
Oracle Corp.
	4.950% 04/15/13	6,000,000	6,185,892
	5.000% 01/15/11	7,210,000	7,404,504
	6.500% 04/15/38	27,425,000	30,193,801
Software Total			43,784,197
TECHNOLOGY TOTAL			45,420,422
UTILITIES — 5.0%
Electric — 4.4%
AES Corp.
	7.750% 03/01/14	800,000	704,000
	8.000% 10/15/17	480,000	393,600
American Electric Power Co., Inc.
	5.250% 06/01/15	7,973,000	7,358,951
CMS Energy Corp.
	6.875% 12/15/15	480,000	409,359
Commonwealth Edison Co.
	5.900% 03/15/36	4,565,000	3,796,364
	5.950% 08/15/16	9,895,000	9,234,004
	6.150% 09/15/17	600,000	557,909
	6.950% 07/15/18	6,020,000	5,699,586
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38(d)	18,695,000	19,974,972

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Edison Mission Energy
	7.000% 05/15/17	885,000	769,950
Energy Future Holdings Corp.
	10.875% 11/01/17(b)	870,000	617,700
Exelon Generation Co. LLC
	6.200% 10/01/17	2,120,000	1,823,225
FPL Energy American Wind LLC
	6.639% 06/20/23(b)	3,176,534	2,728,960
FPL Energy National Wind LLC
	5.608% 03/10/24(b)	646,568	512,651
Intergen NV
	9.000% 06/30/17(b)	1,830,000	1,500,600
Ipalco Enterprises, Inc.
	7.250% 04/01/16(b)	185,000	151,700
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	5,500,000	5,486,316
NRG Energy, Inc.
	7.375% 02/01/16	915,000	850,950
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	525,000	409,500
Oglethorpe Power Corp.
	6.974% 06/30/11	844,000	851,090
Oncor Electric Delivery Co.
	5.950% 09/01/13(b)	6,535,000	6,094,731
Pepco Holdings, Inc.
	2.828% 06/01/10(c)	5,000,000	4,952,800
Progress Energy, Inc.
	7.100% 03/01/11	5,196,000	5,149,906
Southern California Edison Co.
	5.000% 01/15/16	4,500,000	4,553,073
Southern Power Co.
	6.375% 11/15/36	1,385,000	1,130,304
Tenaska Alabama II Partners LP
	6.125% 03/30/23(b)	2,989,003	2,358,144
Texas Competitive Electric Holdings Co.
	PIK,
	10.500% 11/01/16(b)	2,790,000	1,395,000
Electric Total			89,465,345
Gas — 0.5%
Atmos Energy Corp.
	6.350% 06/15/17	4,065,000	3,601,671

		Par $(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Nakilat, Inc.
	6.067% 12/31/33(b)	3,300,000	2,211,726
Southern California Gas Co.
	2.373% 12/01/09(c)	3,390,000	3,293,209
Gas Total			9,106,606
Other Industrial Development Bonds — 0.1%
Dynegy Holdings, Inc.
	7.125% 05/15/18	1,290,000	786,900
Mirant Americas Generation LLC
	8.500% 10/01/21	1,370,000	1,041,200
Total Other Industrial Development Bonds			1,828,100
UTILITIES TOTAL			100,400,051
	Total Corporate Fixed-Income Bonds & Notes (cost of $1,244,192,547)		1,057,502,733
Mortgage-Backed Securities — 25.2%
Federal Home Loan Mortgage Corp.
	5.000% 08/01/35	36,865,981	37,725,838
	6.000% 11/01/37	13,457,022	13,877,371
	12.000% 07/01/20	81,750	88,147
Federal National Mortgage Association
	5.000% 02/01/36	71,799,521	73,406,851
	5.000% 05/01/36	28,079,223	28,707,814
	5.000% 03/01/37	14,864,904	15,194,516
	5.000% 04/01/38	86,597,005	88,517,194
	5.500% 02/01/37	3,778,627	3,877,764
	5.500% 05/01/38	43,901,603	45,053,421
	5.500% 06/01/38	25,184,669	25,842,906
	6.000% 04/01/09	33,981	34,579
	6.000% 01/01/14	225,525	235,108
	6.000% 01/01/24	115,535	119,774
	6.000% 03/01/24	131,695	136,628
	6.000% 02/01/37	39,553,278	40,772,462
	6.000% 03/01/38	26,657,761	27,471,125
	6.500% 10/01/28	629,339	658,643
	6.500% 12/01/31	696,656	729,094

		Par $(a)	Value ($)
Mortgage-Backed Securities — (continued)
	6.500% 08/01/36	15,738,853	16,365,948
	TBA:
	4.500% 01/01/39(h)	30,000,000	30,403,140
	5.000% 01/01/39(h)	27,250,000	27,820,560
	5.500% 01/01/39(h)	29,500,000	30,237,500
Government National Mortgage Association
	4.625% 07/20/25(c)	60,795	59,701
	9.000% 06/15/16	2,199	2,351
	9.000% 08/15/16	1,613	1,724
	9.000% 10/15/16	3,678	3,932
	Total Mortgage-Backed Securities (cost of $489,707,686)		507,344,091
Asset-Backed Securities — 11.2%
Bay View Auto Trust
	5.310% 06/25/14	3,500,000	3,096,209
Capital Auto Receivables Asset Trust
	5.310% 06/15/12	9,000,000	6,494,351
	5.500% 04/20/10(b)	4,400,000	4,257,632
Capital One Auto Finance Trust
	1.245% 12/15/11(c)	20,967,936	18,690,212
Capital One Master Trust
	1.395% 11/15/11(c)	44,000,000	43,910,640
Carmax Auto Owner Trust
	4.730% 09/17/12	2,900,000	2,267,466
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37(c)	11,000,000	8,827,126
	6.080% 06/25/37(c)	11,000,000	7,903,431
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35(c)	3,775,000	812,663
	5.598% 03/25/36(c)	2,850,000	2,343,416
	5.666% 08/25/35(c)	2,330,000	246,988
Countrywide Asset-Backed Certificates
	0.581% 06/25/21(c)	1,714,624	1,406,394
	5.813% 05/25/37(c)	8,218,226	2,365,733
Discover Card Master Trust
	5.100% 10/15/13	12,000,000	11,277,797
Ford Credit Auto Owner Trust
	1.525% 06/15/10(c)	3,500,033	3,444,600
	5.160% 04/15/13	5,000,000	4,434,199
	5.680% 06/15/12	5,422,000	4,107,007
	5.690% 11/15/12	6,000,000	4,578,283
Franklin Auto Trust
	5.360% 05/20/16	4,720,000	4,286,598

		Par $(a)	Value ($)
Asset-Backed Securities — (continued)
GE Capital Credit Card Master Note Trust
	4.130% 06/15/13	12,400,000	11,547,362
GE Equipment Small Ticket LLC
	4.620% 12/22/14(b)	989,431	965,833
	5.120% 06/22/15(b)	2,405,191	2,230,634
Green Tree Financial Corp.
	6.870% 01/15/29	1,330,595	1,066,879
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	4,600,000	2,284,831
HFC Home Equity Loan Asset Backed Certificates
	1.308% 11/20/36(c)	8,412,405	7,512,586
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	10,375,000	9,919,373
JPMorgan Auto Receivables Trust
	5.610% 12/15/14(b)	3,532,305	3,436,601
JPMorgan Mortgage Acquisition Corp.
	0.581% 05/25/37(c)	10,200,000	6,379,467
Origen Manufactured Housing
	3.790% 12/15/17	268,181	262,141
Pinnacle Capital Asset Trust
	5.770% 05/25/10(b)	106,470	106,093
Renaissance Home Equity Loan Trust
	0.541% 01/25/37(c)	2,884,847	2,602,967
	5.355% 11/25/35(c)	4,750,000	1,905,444
Santander Drive Auto Receivables Trust
	1.745% 06/15/11(c)	1,789,550	1,763,709
Small Business Administration Participation Certificates
	4.570% 06/01/25	3,333,808	3,314,233
	5.390% 12/01/25	866,227	889,204
	5.570% 03/01/26	3,361,015	3,499,941
	5.780% 08/01/27	5,677,394	5,844,737
USAA Auto Owner Trust
	4.280% 10/15/12	18,025,000	16,920,956
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	8,000,000	5,826,612

		Par $(a)	Value ($)
Asset-Backed Securities — (continued)
WFS Financial Owner Trust
	4.760% 05/17/13	4,000,000	2,581,698

	Total Asset-Backed Securities (cost of $269,645,730)		225,612,046
Commercial Mortgage-Backed Securities — 5.8%
Bear Stearns Commercial Mortgage Securities
	5.422% 09/11/42	9,118,230	8,342,087
	4.750% 02/13/46(c)	12,000,000	9,853,919
	5.718% 09/11/38(c)	1,290,000	1,049,405
Diversified REIT Trust
	6.780% 03/18/11(b)(c)	5,000,000	5,040,000
First Union National Bank Commercial Mortgage
	5.585% 02/12/34	1,195,801	1,179,696
	6.141% 02/12/34	8,000,000	7,672,750
GE Capital Commercial Mortgage Corp.
	5.189% 07/10/39(c)	14,000,000	11,939,085
GMAC Commercial Mortgage Securities, Inc.
	5.485% 05/10/40(c)	8,970,000	8,062,051
GS Mortgage Securities Corp. II
	6.526% 08/15/18(b)	9,115,000	8,840,406
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.814% 06/12/43(c)	10,000,000	7,693,823
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	4,829,565	4,756,677
	4.853% 09/15/31	5,270,000	4,744,064
Morgan Stanley Capital I
	5.208% 11/14/42(c)	5,555,000	4,508,451
Morgan Stanley Dean Witter Capital I
	5.980% 01/15/39	8,915,000	8,447,498
Structured Asset Securities Corp.
	I.O.,
	2.135% 02/25/28(c)	3,216,152	101
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	11,930,000	9,848,293
	5.466% 01/15/45(c)	10,000,000	5,104,329
	5.740% 05/15/43(c)	5,190,000	4,132,149
	5.903% 02/15/51(c)	13,000,000	6,032,235

	Total Commercial Mortgage-Backed Securities (cost of $140,024,496)		117,247,019

		Par $(a)	Value ($)
Government & Agency Obligations — 4.9%
FOREIGN GOVERNMENT OBLIGATION — 0.1%
United Mexican States
	5.950% 03/19/19	1,030,000	1,030,000
FOREIGN GOVERNMENT OBLIGATION TOTAL			1,030,000
U.S. GOVERNMENT OBLIGATIONS — 4.8%
U.S. Treasury Bonds
	4.375% 02/15/38(k)	16,380,000	21,938,963
U.S. Treasury Inflation Indexed Bonds
	2.000% 07/15/14	14,366,625	13,586,560
U.S. Treasury Notes
	1.125% 12/15/11(k)	1,505,000	1,511,702
	2.000% 11/30/13	28,295,000	29,028,916
	3.750% 11/15/18(k)	22,945,000	25,974,428
	4.625% 08/31/11(k)	4,985,000	5,479,218
U.S. GOVERNMENT OBLIGATIONS TOTAL			97,519,787

	Total Government & Agency Obligations (cost of $88,771,189)		98,549,787
Collateralized Mortgage Obligations — 3.0%
AGENCY — 1.1%
Federal Home Loan Mortgage Corp.
	4.000% 03/15/19	7,075,000	6,794,431
	5.000% 03/15/28	15,000,000	15,298,699
Federal National Mortgage Association
	9.250% 03/25/18	81,977	89,723
AGENCY TOTAL			22,182,853
NON — AGENCY — 1.9%
American Home Mortgage Investment Trust
	0.581% 06/25/36(c)	3,010,120	2,637,346
American Mortgage Trust
	8.445% 09/27/22	9,787	5,932
Countrywide Alternative Loan Trust
	5.500% 09/25/35	6,409,856	502,605
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(b)(c)	709,266	707,493
JPMorgan Mortgage Trust
	4.977% 10/25/35(c)	5,423,000	3,704,172
	5.400% 11/25/35(c)	7,979,589	6,019,469
	5.734% 05/25/36(c)	9,326,211	5,162,865

		Par $(a)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON — AGENCY — (continued)
Nomura Asset Acceptance Corp.
	0.571% 08/25/36(c)	4,613,556	4,029,000
	5.515% 01/25/36(c)	8,060,000	4,097,631
	6.138% 03/25/47	9,500,000	5,101,778
Wells Fargo Mortgage Backed Securities Trust
	6.307% 10/25/37(c)	8,790,917	6,508,678
NON-AGENCY TOTAL			38,476,969

	Total Collateralized Mortgage Obligations (cost of $85,245,688)		60,659,822
Municipal Bonds — 0.7%
CALIFORNIA — 0.3%
CA Los Angeles Community College District
	Series 2008 F-1,
	5.000% 08/01/33	6,200,000	5,824,280
CALIFORNIA TOTAL			5,824,280
NEW YORK — 0.4%
NY Triborough Bridge & Tunnel Authority
	Series 2008 C,
	5.000% 11/15/38	7,500,000	6,942,225
NEW YORK TOTAL			6,942,225
VIRGINIA — 0.0%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	545,000	297,984
VIRGINIA TOTAL			297,984

	Total Municipal Bonds (cost of $14,111,822)		13,064,489

		Shares
Preferred Stock — 0.0%
FINANCIALS — 0.0%
Banking — 0.0%
	Preferred Blocker, Inc. 9.000% (b)(h)	500	125,067
Banking Total			125,067
FINANCIALS TOTAL			125,067

	Total Preferred Stock (cost of $100,054)		125,067

		Par $(a)	Value ($)
Convertible Bond — 0.0%
INDUSTRIALS — 0.0%
Electrical Components & Equipment — 0.0%
General Cable Corp.
	0.875% 11/15/13	200,000	115,750
Electrical Components & Equipment Total			115,750
TOTAL INDUSTRIALS			115,750

	Total Convertible Bond (cost of $105,437)		115,750

		Shares
Common Stock — 0.0%
INDUSTRIALS — 0.0%
Airlines — 0.0%
	UAL Corp.	1,493	16,453
Airlines Total			16,453
TOTAL INDUSTRIALS			16,453

	Total Common Stock (cost of $53,240)		16,453
Securities Lending Collateral — 2.3%
	State Street Navigator Securities Lending Prime Portfolio (l) (7 day yield of 2.204%)	46,499,434	46,499,434

	Total Securities Lending Collateral (cost of $46,499,434)		46,499,434

		Par $(a)
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by a U.S. Government Agency Obligation maturing 09/27/13, market value $8,903,125 (repurchase proceeds $8,728,005)	8,728,000	8,728,000

	Total Short-Term Obligation (cost of $8,728,000)		8,728,000

	Total Investments — 106.1% (cost of $2,387,185,323)(m)(n)		2,135,464,691

	Obligation to Return Collateral for Securities Loaned — (2.3)%		(46,499,434)

	Other Assets & Liabilities, Net — (3.8)%		(75,666,886)

	Net Assets — 100.0%		2,013,298,371

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$232,496,875	$—
	Level 2 – Other Significant
	Observable Inputs	1,896,223,148	296,792
	Level 3 – Significant
	Unobservable Inputs	6,744,668	—
	Total	$2,135,464,691	$296,792

*

Other financial instruments consist of forward foreign currency exchange contracts and credit default swap contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the nine month period ending December 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of March 31, 2008	$12,967,628	$—
	Accretion of discounts/ Amortization of premiums	—	—
	Realized gain	9,188	—
	Change in unrealized depreciation	(1,896,979)	—
	Net sales	(3,921,321)	—
	Transfers out of Level 3	(413,848)	—
	Balance as of December 31, 2008	$6,744,668	$—

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities, which are not illiquid except for those in the following table, amounted to $181,782,328, which represents 9.0% of net assets.

		Acquisition
	Security	Date	Par/Unit	Cost	Value
	ACE Cash Express,
	Inc. 10.250%
	10/01/14	02/11/06	$280,000	$284,200	$56,000

	Local TV Finance
	LLC, PIK, 9.250%
	06/15/15	05/07/07	600,000	542,019	132,000

	Orascom Telecom
	Finance SCA
	7.875% 2/08/14	02/01/07	280,000	280,000	148,400

	Ras Laffan Liquefied
	Natural Gas Co., Ltd. II,
	5.298% 09/30/20	01/07/08	3,400,000	3,247,748	2,422,398

	Seminole Indian
	Tribe of Florida
	7.804% 10/01/20	09/26/07	570,000	578,930	491,192

	Systems 2001 Asset
	Trust, 6.664%
	09/15/13	10/17/02	1,517,706	1,517,706	1,537,527
					$4,787,517

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.

(d)	A portion of this security is pledged as collateral for credit default swaps. At December 31, 2008, the market value pledged amounted to $31,669,000.

(e)	Loan participation agreement.

(f)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(g)	The issuer is in default of certain debt covenants. Income is not being accrued. At December 31, 2008, the value of these securities amounted to $37,117, which represents less than 0.1% of net assets.

(h)	Security purchased on a delayed delivery basis.

(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(j)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2008, the value of these securities amounted to $2,351,523, which represents 0.12% of net assets.

(k)	All or a portion of this security was on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 is $45,030,495.

(l)	Investment made with cash collateral received from securities lending activity.

(m)	Cost for federal income tax purposes is $2,388,635,821.

(n)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$45,399,567	$(298,570,697)	$(253,171,130)

At December 31, 2008, the Fund has entered into the following credit default  swap contracts:

Swap	Referenced	Buy/Sale	Receive/(Pay)	Expiration	Notional	Net Unrealized Appreciation
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)
Barclay’s	Limited Brands, Inc. 6.125% 12/01/12	Buy	(6.150)%	03/20/14	$17,500,000	$(409,104)
JPMorgan	Capital One Financial 6.250% 11/15/13	Buy	(4.800)%	12/20/13	12,515,000	(1,066,858)
RBS	CDX North American Investment Grade Index	Buy	(1.500)%	12/20/13	100,000,000	722,091
JPMorgan	Macy’s Inc. 7.450% 07/15/17	Buy	(3.600)%	12/20/13	12,840,000	1,545,333
Barclay’s	Home Depot, Inc. 5.875% 12/16/36	Buy	(2.930)%	12/20/13	21,545,000	(353,939)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	(5.270)%	12/20/13	17,500,000	215,970
Morgan Stanley	Home Depot, Inc. 5.875% 12/16/36	Buy	(3.350)%	12/20/13	8,000,000	(278,396)
Barclay’s	SLM Corp. 5.125% 08/27/12	Sale	4.750%	03/20/09	5,900,000	(27,757)
						$347,340

Forward foreign currency exchange contracts outstanding on December 31, 2008 are:

Forward Foreign Currency		Aggregate	Settlement	Unrealized
Contract to Buy	Value	Face Value	Date	Depreciation
EUR	$263,990	$267,539	01/15/09	$(3,549)

Forward Foreign Currency		Aggregate	Settlement	Unrealized
Contract to Sell	Value	Face Value	Date	Depreciation
EUR	$497,413	$450,414	01/15/09	$(46,999)

Acronym	Name
EUR	Euro
I.O.	Interest Only
PIK	Payment-In-Kind
TBA	To Be Announced

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia International Growth Fund

		Shares	Value ($)*
Common Stocks — 96.4%
CONSUMER DISCRETIONARY — 6.7%
Automobiles — 1.1%
	Dongfeng Motor Group Co., Ltd., Class H	4,123,200	1,344,504
	Volkswagen AG	2,942	1,030,605
Automobiles Total			2,375,109
Diversified Consumer Services — 1.0%
	Benesse Corp.	49,500	2,163,424
Diversified Consumer Services Total			2,163,424
Hotels, Restaurants & Leisure — 0.7%
	OPAP SA	53,311	1,533,671
Hotels, Restaurants & Leisure Total			1,533,671
Household Durables — 0.8%
	Panasonic Corp.	68,000	852,065
	Sony Corp., ADR	39,049	854,001
Household Durables Total			1,706,066
Media — 1.0%
	Reed Elsevier PLC	113,534	827,529
	Vivendi	45,931	1,495,406
Media Total			2,322,935
Specialty Retail — 1.2%
	Fast Retailing Co., Ltd.	5,700	830,720
	Game Group PLC	431,569	791,985
	Hennes & Mauritz AB, Class B	27,862	1,088,737
Specialty Retail Total			2,711,442
Textiles, Apparel & Luxury Goods — 0.9%
	Polo Ralph Lauren Corp.	46,309	2,102,892
Textiles, Apparel & Luxury Goods Total			2,102,892
CONSUMER DISCRETIONARY TOTAL			14,915,539
CONSUMER STAPLES — 16.8%
Beverages — 1.7%
	Diageo PLC	69,820	971,233
	Fomento Economico Mexicano SAB de CV, ADR	71,425	2,152,035
	SABMiller PLC	41,823	704,187
Beverages Total			3,827,455
Food & Staples Retailing — 5.3%
	Carrefour SA	38,561	1,480,861
	Seven & I Holdings Co., Ltd.	88,100	3,018,282
	Tesco PLC	217,078	1,130,957
	Wal-Mart Stores, Inc.	17,289	969,221

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — (continued)
	Wm. Morrison Supermarkets PLC	751,193	3,046,667
	Woolworths Ltd.	123,420	2,302,760
Food & Staples Retailing Total			11,948,748
Food Products — 6.7%
	Groupe Danone	41,568	2,508,835
	Nestle SA, Registered Shares	178,018	7,016,148
	Nippon Meat Packers, Inc.	128,000	1,934,389
	Unilever NV	86,135	2,087,061
	Yamazaki Baking Co., Ltd.	85,000	1,307,931
Food Products Total			14,854,364
Household Products — 1.0%
	Reckitt Benckiser Group PLC	31,558	1,175,675
	Unicharm Corp.	13,300	1,005,301
Household Products Total			2,180,976
Personal Products — 0.6%
	Shiseido Co., Ltd.	67,000	1,371,555
Personal Products Total			1,371,555
Tobacco — 1.5%
	British American Tobacco PLC	96,419	2,505,290
	Japan Tobacco, Inc.	233	771,557
Tobacco Total			3,276,847
CONSUMER STAPLES TOTAL			37,459,945
ENERGY — 9.3%
Oil, Gas & Consumable Fuels — 9.3%
	BG Group PLC	379,361	5,266,959
	BP PLC	433,354	3,320,483
	Centennial Coal Co., Ltd.	626,241	1,465,221
	Royal Dutch Shell PLC, Class A	95,551	2,497,734
	Royal Dutch Shell PLC, Class B	97,977	2,465,839
	Total SA	90,266	4,921,092
	Woodside Petroleum Ltd.	26,615	686,860
Oil, Gas & Consumable Fuels Total			20,624,188
ENERGY TOTAL			20,624,188
FINANCIALS — 11.0%
Capital Markets — 0.2%
	UBS AG, Registered Shares (a)	34,661	502,716
Capital Markets Total			502,716
Commercial Banks — 6.7%
	Banco Bilbao Vizcaya Argentaria SA	143,728	1,763,620

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Banco Bradesco SA, ADR	101,453	1,001,341
	Kasikornbank PLC, Foreign Registered Shares	1,385,100	1,831,590
	Mizuho Financial Group, Inc.	256	761,925
	National Bank of Greece SA	25,453	471,395
	Standard Chartered PLC	101,589	1,298,644
	Sumitomo Mitsui Financial Group, Inc.	712	3,084,214
	Sumitomo Trust & Banking Co., Ltd.	328,000	1,941,223
	Westpac Banking Corp.	223,219	2,658,231
Commercial Banks Total			14,812,183
Insurance — 3.1%
	Assicurazioni Generali SpA	59,386	1,627,982
	Brit Insurance Holdings PLC	639,366	2,032,756
	Platinum Underwriters Holdings Ltd.	61,156	2,206,508
	Tokio Marine Holdings, Inc.	36,900	1,081,252
Insurance Total			6,948,498
Real Estate Management & Development — 1.0%
	Hongkong Land Holdings Ltd.	858,000	2,149,605
Real Estate Management & Development Total			2,149,605
FINANCIALS TOTAL			24,413,002
HEALTH CARE — 13.4%
Biotechnology — 1.1%
	Amgen, Inc. (a)	29,583	1,708,418
	CSL Ltd.	32,083	757,593
Biotechnology Total			2,466,011
Pharmaceuticals — 12.3%
	Astellas Pharma, Inc.	35,100	1,428,268
	Bayer AG	42,358	2,488,310
	Daiichi Sankyo Co., Ltd.	27,000	641,780
	GlaxoSmithKline PLC	276,318	5,129,678
	Novartis AG, Registered Shares	105,315	5,276,754
	Novo-Nordisk A/S, Class B	23,894	1,215,951
	Roche Holding AG, Genusschein Shares	48,249	7,427,147
	Sanofi-Aventis SA, ADR	72,572	2,333,915
	Taisho Pharmaceutical Co., Ltd.	67,000	1,423,440
Pharmaceuticals Total			27,365,243
HEALTH CARE TOTAL			29,831,254
INDUSTRIALS — 12.3%
Aerospace & Defense — 1.5%
	BAE Systems PLC	418,601	2,281,482

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
	Rolls-Royce Group PLC (a)	222,701	1,090,988
Aerospace & Defense Total			3,372,470
Building Products — 0.4%
	Asahi Glass Co., Ltd.	147,000	834,909
Building Products Total			834,909
Commercial Services & Supplies — 1.3%
	Secom Co., Ltd.	33,000	1,699,785
	Toppan Printing Co., Ltd.	144,000	1,108,959
Commercial Services & Supplies Total			2,808,744
Electrical Equipment — 3.4%
	ABB Ltd., Registered Shares (a)	192,725	2,905,177
	Alstom	25,996	1,535,137
	Gamesa Corp., Tecnologica SA	69,979	1,269,314
	Vestas Wind Systems A/S (a)	30,470	1,810,951
Electrical Equipment Total			7,520,579
Industrial Conglomerates — 2.9%
	Hutchison Whampoa Ltd.	161,000	812,132
	Koninklijke Philips Electronics NV	58,521	1,138,174
	Siemens AG, Registered Shares	60,897	4,561,213
Industrial Conglomerates Total			6,511,519
Machinery — 0.8%
	Glory Ltd.	49,300	964,245
	Mitsubishi Heavy Industries, Ltd.	191,000	852,196
Machinery Total			1,816,441
Marine — 0.2%
	A.P. Moller - Maersk A/S, Class B	101	541,156
Marine Total			541,156
Road & Rail — 1.4%
	Canadian National Railway Co.	26,500	961,256
	Central Japan Railway Co.	93	803,787
	East Japan Railway Co.	176	1,374,529
Road & Rail Total			3,139,572

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Transportation Infrastructure — 0.4%
	Zhejiang Expressway Co., Ltd., Class H	1,444,000	854,961
Transportation Infrastructure Total			854,961
INDUSTRIALS TOTAL			27,400,351
INFORMATION TECHNOLOGY — 6.9%
Communications Equipment — 1.1%
	Nokia Oyj	161,735	2,507,366
Communications Equipment Total			2,507,366
Computers & Peripherals — 0.6%
	Wincor Nixdorf AG	26,182	1,248,306
Computers & Peripherals Total			1,248,306
Internet Software & Services — 0.4%
	NetEase.com, Inc., ADR (a)	43,187	954,433
Internet Software & Services Total			954,433
Office Electronics — 1.4%
	Canon, Inc.	98,400	3,088,927
Office Electronics Total			3,088,927
Semiconductors & Semiconductor Equipment — 0.5%
	Samsung Electronics Co., Ltd.	2,919	1,059,941
Semiconductors & Semiconductor Equipment Total			1,059,941
Software — 2.9%
	Dassault Systemes SA	26,660	1,204,710
	Nintendo Co., Ltd.	9,500	3,649,852
	SAP AG	46,173	1,654,800
Software Total			6,509,362
INFORMATION TECHNOLOGY TOTAL			15,368,335
MATERIALS — 7.1%
Chemicals — 3.1%
	Linde AG	29,553	2,500,878
	Shin-Etsu Chemical Co., Ltd.	48,300	2,215,321
	Syngenta AG, Registered Shares	11,527	2,233,133
Chemicals Total			6,949,332
Metals & Mining — 4.0%
	Anglo American PLC	32,968	753,040
	BHP Billition PLC	235,039	4,427,401
	Rio Tinto Ltd.	59,237	1,586,661

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Yamato Kogyo Co., Ltd.	80,100	2,160,962
Metals & Mining Total			8,928,064
MATERIALS TOTAL			15,877,396
TELECOMMUNICATION SERVICES — 5.2%
Diversified Telecommunication Services — 3.4%
	Nippon Telegraph & Telephone Corp.	435	2,337,907
	Telefonica SA	227,011	5,088,557
Diversified Telecommunication Services Total			7,426,464
Wireless Telecommunication Services — 1.8%
	America Movil SAB de CV, Series L, ADR	45,317	1,404,374
	NTT DoCoMo, Inc.	1,326	2,613,933
Wireless Telecommunication Services Total			4,018,307
TELECOMMUNICATION SERVICES TOTAL			11,444,771
UTILITIES — 7.7%
Electric Utilities — 3.5%
	Cia Energetica de Minas Gerais, ADR	84,537	1,161,539
	Electricite de France	11,367	660,660
	Fortum Oyj	25,533	548,433
	Iberdrola SA	185,757	1,724,790
	Kansai Electric Power Co., Inc.	28,600	828,748
	Tohoku Electric Power Co., Inc.	25,000	676,660
	Tokyo Electric Power Co., Inc.	65,300	2,180,316
Electric Utilities Total			7,781,146
Gas Utilities — 0.2%
	Tokyo Gas Co., Ltd.	90,000	456,073
Gas Utilities Total			456,073
Multi-Utilities — 4.0%
	Centrica PLC	678,461	2,607,114
	GDF Suez	31,713	1,570,650
	National Grid PLC	131,981	1,304,324
	RWE AG	23,685	2,129,202
	United Utilities Group PLC	139,736	1,264,601
Multi-Utilities Total			8,875,891
UTILITIES TOTAL			17,113,110

	Total Common Stocks (cost of $254,383,889)		214,447,891

6

	Shares	Value ($)
Investment Companies – 3.2%
iShares MSCI EAFE Index Fund	142,263	6,383,341
WisdomTree India Earnings Fund	70,585	801,139

Total Investment Companies (cost of $7,532,692)		7,184,480

Total Investments – 99.6% (cost of $261,916,581)(b)(c)		221,632,371

Other Assets & Liabilities, Net — 0.4%		922,080

Net Assets — 100.0%		222,554,451

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

7

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$27,144,019	$—
	Level 2 – Other Significant Observable Inputs	186,929,778	1,300,731
	Level 3 – Significant Unobservable Inputs	7,558,574	—
	Total	$221,632,371	$1,300,731

	*Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

	The following table reconciles asset balances for the nine month period ending December 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of March 31, 2008	$—	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized loss	(3,097,310)	—
	Change in unrealized appreciation	53,391	—
	Net purchases	10,602,493	—
	Transfers in and/or out of Level 3	—	—
	Balance as of December 31, 2008	$7,558,574	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $261,916,581.

(c)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$10,853,804	$(51,138,014)	$(40,284,210)

8

Forward foreign currency exchange contracts outstanding on December 31, 2008 are:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$3,993,868	$3,682,308	02/10/09	$311,560
AUD	459,736	427,189	02/10/09	32,547
AUD	763,217	734,242	02/10/09	28,975
AUD	225,701	224,835	02/10/09	866
CAD	333,608	336,380	02/10/09	(2,772)
CAD	840,498	855,730	02/10/09	(15,232)
CHF	6,455,327	5,738,632	02/10/09	716,695
CHF	2,201,278	1,956,883	02/10/09	244,395
CHF	968,111	854,488	02/10/09	113,623
CHF	1,192,750	1,168,293	02/10/09	24,457
DKK	105,781	106,089	02/10/09	(308)
EUR	8,834,030	7,967,834	02/10/09	866,196
EUR	233,168	213,170	02/10/09	19,998
EUR	1,311,572	1,345,311	02/10/09	(33,739)
GBP	1,256,807	1,344,234	02/10/09	(87,427)
GBP	310,252	317,036	02/10/09	(6,784)
GBP	2,694,593	2,802,969	02/10/09	(108,376)
GBP	746,902	776,942	02/10/09	(30,040)
ILS	572,891	561,044	02/10/09	11,847
ILS	2,036,977	1,978,553	02/10/09	58,424
JPY	2,387,163	2,266,878	02/10/09	120,285
JPY	529,744	524,662	02/10/09	5,082
JPY	452,568	456,086	02/10/09	(3,518)
JPY	2,011,550	2,006,574	02/10/09	4,976
NOK	335,876	336,390	02/10/09	(514)
SEK	3,098,135	3,035,285	02/10/09	62,850
SGD	2,635,270	2,517,219	02/10/09	118,051
THB	328,187	320,278	02/10/09	7,909
				$2,460,026

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,551,434	$1,454,231	02/10/09	$(97,203)
BRL	435,338	425,245	02/10/09	(10,093)
CAD	2,396,794	2,400,006	02/10/09	3,212
CHF	6,455,327	5,770,168	02/10/09	(685,159)
DKK	723,147	670,006	02/10/09	(53,141)
EUR	1,203,315	1,117,737	02/10/09	(85,578)
EUR	552,387	526,900	02/10/09	(25,487)
EUR	2,006,914	2,016,881	02/10/09	9,967
GBP	2,313,960	2,386,632	02/10/09	72,672
GBP	428,032	447,393	02/10/09	19,361
GBP	1,648,930	1,691,004	02/10/09	42,074
ILS	2,609,868	2,513,878	02/10/09	(95,990)
INR	774,254	777,189	02/10/09	2,935
JPY	2,387,163	2,268,852	02/10/09	(118,311)
JPY	982,311	960,939	02/10/09	(21,372)
KRW	1,380,014	1,254,926	02/10/09	(125,088)
MXN	1,073,482	1,115,882	02/10/09	42,400
MXN	526,719	536,414	02/10/09	9,695
MXN	1,014,846	1,053,461	02/10/09	38,615
SEK	2,039,517	2,013,535	02/10/09	(25,982)
SGD	466,597	447,097	02/10/09	(19,500)
THB	2,426,499	2,389,177	02/10/09	(37,322)
				$(1,159,295)

9

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht

10

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Mid Cap Core Fund

		Shares	Value ($)*
Common Stocks — 98.5%
CONSUMER DISCRETIONARY — 15.3%
Distributors — 0.9%
	Genuine Parts Co.	19,286	730,168
Distributors Total			730,168
Diversified Consumer Services — 1.9%
	Apollo Group, Inc., Class A (a)	13,955	1,069,232
	Brink’s Home Security Holdings, Inc. (a)	22,893	501,815
Diversified Consumer Services Total			1,571,047
Hotels, Restaurants & Leisure — 2.1%
	Burger King Holdings, Inc.	37,342	891,727
	Starwood Hotels & Resorts Worldwide, Inc.	20,249	362,457
	WMS Industries, Inc. (a)	16,361	440,111
Hotels, Restaurants & Leisure Total			1,694,295
Household Durables — 0.9%
	NVR, Inc. (a)	551	251,394
	Stanley Works	14,811	505,055
Household Durables Total			756,449
Leisure Equipment & Products — 0.8%
	Hasbro, Inc.	22,869	667,089
Leisure Equipment & Products Total			667,089
Media — 2.0%
	DIRECTV Group, Inc. (a)	22,893	524,478
	DreamWorks Animation SKG, Inc., Class A (a)	23,696	598,561
	Pearson PLC	54,894	523,689
Media Total			1,646,728
Multiline Retail — 2.0%
	Dollar Tree, Inc. (a)	10,108	422,514
	Kohl’s Corp. (a)	33,777	1,222,728
Multiline Retail Total			1,645,242
Specialty Retail — 3.1%
	Autozone, Inc. (a)	5,527	770,851
	Gap, Inc.	52,179	698,677
	Staples, Inc.	20,244	362,772
	TJX Companies, Inc.	33,000	678,810
Specialty Retail Total			2,511,110
Textiles, Apparel & Luxury Goods — 1.6%
	Polo Ralph Lauren Corp.	15,599	708,350

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
	V.F. Corp.	11,439	626,514
Textiles, Apparel & Luxury Goods Total			1,334,864
CONSUMER DISCRETIONARY TOTAL			12,556,992
CONSUMER STAPLES — 6.8%
Beverages — 1.5%
	Hansen Natural Corp. (a)	22,126	741,885
	Molson Coors Brewing Co., Class B	9,750	476,970
Beverages Total			1,218,855
Food & Staples Retailing — 1.4%
	BJ’s Wholesale Club, Inc. (a)	17,083	585,264
	Safeway, Inc.	24,643	585,764
Food & Staples Retailing Total			1,171,028
Food Products — 1.6%
	Campbell Soup Co.	19,141	574,421
	H.J. Heinz Co.	7,310	274,856
	J M Smucker Co.	11,288	489,448
Food Products Total			1,338,725
Household Products — 0.6%
	Clorox Co.	8,737	485,428
Household Products Total			485,428
Personal Products — 1.7%
	Avon Products, Inc.	58,615	1,408,518
Personal Products Total			1,408,518
CONSUMER STAPLES TOTAL			5,622,554
ENERGY — 6.8%
Energy Equipment & Services — 1.9%
	Nabors Industries Ltd. (a)	32,652	390,845
	Noble Corp.	29,803	658,348
	Smith International, Inc.	21,878	500,787
Energy Equipment & Services Total			1,549,980
Oil, Gas & Consumable Fuels — 4.9%
	CONSOL Energy, Inc.	7,333	209,577
	Devon Energy Corp.	11,971	786,614
	Newfield Exploration Co. (a)	20,822	411,234
	Noble Energy, Inc.	13,655	672,099
	Occidental Petroleum Corp.	17,022	1,021,150
	Southwestern Energy Co. (a)	22,910	663,703

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Ultra Petroleum Corp. (a)	9,115	314,559
Oil, Gas & Consumable Fuels Total			4,078,936
ENERGY TOTAL			5,628,916
FINANCIALS — 18.7%
Capital Markets — 5.0%
	Ameriprise Financial, Inc.	22,216	518,966
	Federated Investors, Inc., Class B	32,807	556,407
	Janus Capital Group, Inc.	31,514	253,057
	Northern Trust Corp.	12,350	643,929
	State Street Corp.	16,133	634,511
	T. Rowe Price Group, Inc.	29,857	1,058,132
	TD Ameritrade Holding Corp. (a)	30,592	435,936
Capital Markets Total			4,100,938
Commercial Banks — 3.9%
	BB&T Corp.	25,546	701,493
	Cullen/Frost Bankers, Inc.	11,795	597,771
	First Horizon National Corp.	39,152	413,837
	Marshall & Ilsley Corp.	38,099	519,670
	PNC Financial Services Group, Inc.	12,224	598,976
	SunTrust Banks, Inc.	14,317	422,924
Commercial Banks Total			3,254,671
Consumer Finance — 0.2%
	Cash America International, Inc.	7,282	199,162
Consumer Finance Total			199,162
Diversified Financial Services — 0.7%
	IntercontinentalExchange, Inc. (a)	7,305	602,224
Diversified Financial Services Total			602,224
Insurance — 6.8%
	ACE Ltd.	16,731	885,404
	Aon Corp.	31,329	1,431,109
	Assurant, Inc.	22,250	667,500
	Axis Capital Holdings Ltd.	32,554	947,972
	Hartford Financial Services Group, Inc.	10,049	165,005
	Platinum Underwriters Holdings Ltd.	14,247	514,032
	RenaissanceRe Holdings Ltd.	8,139	419,647
	Unum Group	28,575	531,495
Insurance Total			5,562,164
Real Estate Investment Trusts (REITs) — 2.1%
	Alexandria Real Estate Equities, Inc.	7,617	459,610
	Boston Properties, Inc.	7,146	393,030

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
	Federal Realty Investment Trust	4,408	273,649
	Public Storage	7,203	572,638
Real Estate Investment Trusts (REITs) Total			1,698,927
FINANCIALS TOTAL			15,418,086
HEALTH CARE — 9.2%
Biotechnology — 1.9%
	Alexion Pharmaceuticals, Inc. (a)	11,380	411,842
	Cephalon, Inc. (a)	10,767	829,490
	Genzyme Corp. (a)	5,228	346,982
Biotechnology Total			1,588,314
Health Care Equipment & Supplies — 1.4%
	Gen-Probe, Inc. (a)	7,290	312,304
	Zimmer Holdings, Inc. (a)	20,119	813,210
Health Care Equipment & Supplies Total			1,125,514
Health Care Providers & Services — 3.3%
	Express Scripts, Inc. (a)	13,082	719,248
	Humana, Inc. (a)	10,993	409,819
	Laboratory Corp. of America Holdings (a)	12,745	820,906
	McKesson Corp.	9,609	372,157
	Omnicare, Inc.	12,862	357,049
Health Care Providers & Services Total			2,679,179
Health Care Technology — 0.6%
	IMS Health, Inc.	31,532	478,025
Health Care Technology Total			478,025
Life Sciences Tools & Services — 1.1%
	Covance, Inc. (a)	7,854	361,520
	Waters Corp. (a)	14,633	536,299
Life Sciences Tools & Services Total			897,819
Pharmaceuticals — 0.9%
	Perrigo Co.	24,310	785,456
Pharmaceuticals Total			785,456
HEALTH CARE TOTAL			7,554,307
INDUSTRIALS — 13.0%
Aerospace & Defense — 3.5%
	Alliant Techsystems, Inc. (a)	7,280	624,333
	Goodrich Corp.	19,037	704,750
	L-3 Communications Holdings, Inc.	11,649	859,463

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
	Precision Castparts Corp.	11,399	678,012
Aerospace & Defense Total			2,866,558
Commercial Services & Supplies — 3.1%
	Avery Dennison Corp.	15,321	501,456
	Brink’s Co.	11,372	305,679
	Republic Services, Inc.	16,820	416,968
	Stericycle, Inc. (a)	9,318	485,282
	Waste Management, Inc.	24,622	815,973
Commercial Services & Supplies Total			2,525,358
Machinery — 2.4%
	Flowserve Corp.	11,379	586,019
	Graco, Inc.	13,190	312,999
	Joy Global, Inc.	19,236	440,312
	Parker Hannifin Corp.	16,095	684,681
Machinery Total			2,024,011
Professional Services — 1.5%
	Dun & Bradstreet Corp.	16,083	1,241,608
Professional Services Total			1,241,608
Road & Rail — 1.5%
	CSX Corp.	15,365	498,901
	Landstar System, Inc.	18,379	706,305
Road & Rail Total			1,205,206
Trading Companies & Distributors — 1.0%
	W.W. Grainger, Inc.	10,349	815,915
Trading Companies & Distributors Total			815,915
INDUSTRIALS TOTAL			10,678,656
INFORMATION TECHNOLOGY — 12.0%
Communications Equipment — 0.8%
	Brocade Communications Systems, Inc. (a)	132,121	369,939
	F5 Networks, Inc. (a)	12,661	289,430
Communications Equipment Total			659,369
Computers & Peripherals — 1.0%
	NetApp, Inc. (a)	36,153	505,057
	Teradata Corp. (a)	21,648	321,040
Computers & Peripherals Total			826,097
Electronic Equipment, Instruments & Components — 1.4%
	Agilent Technologies, Inc. (a)	24,056	375,995
	Dolby Laboratories, Inc., Class A (a)	24,065	788,370
Electronic Equipment, Instruments & Components Total			1,164,365

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 2.4%
	Affiliated Computer Services, Inc., Class A (a)	18,133	833,211
	Computer Sciences Corp. (a)	24,469	859,841
	Western Union Co.	16,599	238,030
IT Services Total			1,931,082
Semiconductors & Semiconductor Equipment — 3.6%
	Altera Corp.	29,521	493,296
	Analog Devices, Inc.	46,638	887,055
	Linear Technology Corp.	44,852	992,126
	Microchip Technology, Inc.	29,230	570,862
Semiconductors & Semiconductor Equipment Total			2,943,339
Software — 2.8%
	Activision Blizzard, Inc. (a)	84,431	729,484
	BMC Software, Inc. (a)	29,104	783,188
	Citrix Systems, Inc. (a)	21,147	498,435
	VMware, Inc., Class A (a)	13,135	311,168
Software Total			2,322,275
INFORMATION TECHNOLOGY TOTAL			9,846,527
MATERIALS — 4.9%
Chemicals — 1.9%
	Air Products & Chemicals, Inc.	13,373	672,261
	Eastman Chemical Co.	15,409	488,619
	Sigma-Aldrich Corp.	10,058	424,850
Chemicals Total			1,585,730
Containers & Packaging — 2.0%
	Crown Holdings, Inc. (a)	38,875	746,400
	Packaging Corp. of America	33,039	444,705
	Pactiv Corp. (a)	18,080	449,830
Containers & Packaging Total			1,640,935
Metals & Mining — 1.0%
	Nucor Corp.	18,142	838,161
Metals & Mining Total			838,161
MATERIALS TOTAL			4,064,826
TELECOMMUNICATION SERVICES — 2.2%
Diversified Telecommunication Services — 1.2%
	CenturyTel, Inc.	20,301	554,826
	Frontier Communications Corp.	46,580	407,109
Diversified Telecommunication Services Total			961,935

6

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 1.0%
	Rogers Communications, Inc., Class B	27,600	830,208
Wireless Telecommunication Services Total			830,208
TELECOMMUNICATION SERVICES TOTAL			1,792,143
UTILITIES — 9.6%
Electric Utilities — 4.5%
	American Electric Power Co., Inc.	31,656	1,053,512
	Entergy Corp.	14,135	1,175,042
	FPL Group, Inc.	12,571	632,698
	PPL Corp.	28,191	865,182
Electric Utilities Total			3,726,434
Gas Utilities — 1.9%
	Energen Corp.	8,754	256,755
	Questar Corp.	14,642	478,647
	UGI Corp.	32,290	788,522
Gas Utilities Total			1,523,924
Independent Power Producers & Energy Traders — 0.8%
	NRG Energy, Inc. (a)	30,032	700,647
Independent Power Producers & Energy Traders Total			700,647
Multi-Utilities — 2.4%
	OGE Energy Corp.	26,753	689,692
	PG&E Corp.	32,890	1,273,172
Multi-Utilities Total			1,962,864
UTILITIES TOTAL			7,913,869

	Total Common Stocks (cost of $81,239,871)		81,076,876
Investment Company — 3.1%
	iShares Russell Midcap Index Fund	42,690	2,549,447

	Total Investment Company (cost of $2,433,330)		2,549,447

	Total Investments — 101.6% (cost of $83,673,201)(b)(c)		83,626,323

	Other Assets & Liabilities, Net — (1.6)%		(1,344,591)

	Net Assets — 100.0%		82,281,732

7

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157 various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$83,626,323	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$83,626,323	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $83,673,201.

(c)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$5,534,524	$(5,581,402)	$(46,878)

8

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Pacific/Asia Fund

		Shares	Value ($)*
Common Stocks — 103.0%
CONSUMER DISCRETIONARY — 11.1%
Automobiles — 4.3%
	Dongfeng Motor Group Co., Ltd., Class H	1,156,000	376,951
	Fuji Heavy Industries Ltd.	63,000	171,040
	Honda Motor Co., Ltd.	4,600	99,762
	Toyota Motor Corp.	21,700	710,302
Automobiles Total			1,358,055
Diversified Consumer Services — 1.3%
	Benesse Corp.	9,700	423,944
Diversified Consumer Services Total			423,944
Media — 3.1%
	BEC World PCL, Foreign Registered Shares	293,800	167,258
	Daiichikosho Co., Ltd.	40,600	420,733
	Jupiter Telecommunications Co., Ltd.	394	410,615
Media Total			998,606
Specialty Retail — 0.8%
	Fast Retailing Co., Ltd.	1,800	262,332
Specialty Retail Total			262,332
Textiles, Apparel & Luxury Goods — 1.6%
	LG Fashion Corp.	13,790	238,498
	Youngone Corp.	55,990	285,754
Textiles, Apparel & Luxury Goods Total			524,252
CONSUMER DISCRETIONARY TOTAL			3,567,189
CONSUMER STAPLES — 6.9%
Food & Staples Retailing — 3.7%
	FamilyMart Co., Ltd.	7,200	312,780
	Seven & I Holdings Co., Ltd.	15,200	520,748
	Woolworths Ltd.	18,206	339,686
Food & Staples Retailing Total			1,173,214
Food Products — 0.7%
	Toyo Suisan Kaisha Ltd.	7,900	227,068
Food Products Total			227,068
Household Products — 1.0%
	Unicharm Corp.	4,100	309,905
Household Products Total			309,905
Personal Products — 0.8%
	Mandom Corp.	9,000	255,963
Personal Products Total			255,963

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 0.7%
	KT&G Corp. (a)	3,766	235,483
Tobacco Total			235,483
CONSUMER STAPLES TOTAL			2,201,633
ENERGY — 5.2%
Oil, Gas & Consumable Fuels — 5.2%
	Australian Worldwide Exploration Ltd.	131,583	238,386
	Centennial Coal Co., Ltd.	119,058	278,561
	CNOOC Ltd.	313,000	297,441
	Inpex Holdings, Inc.	44	347,624
	Oil & Natural Gas Corp., Ltd.	17,883	246,403
	Yanzhou Coal Mining Co., Ltd., Class H	362,000	269,361
Oil, Gas & Consumable Fuels Total			1,677,776
ENERGY TOTAL			1,677,776
FINANCIALS — 26.0%
Capital Markets — 2.3%
	Tokai Tokyo Securities Co., Ltd.	147,000	406,221
	Woori Investment & Securities Co., Ltd.	31,070	320,451
Capital Markets Total			726,672
Commercial Banks — 13.7%
	Bangkok Bank PCL, Foreign Registered Shares	109,200	222,089
	Bank of China Ltd., Class H	409,000	112,782
	China Merchants Bank Co., Ltd., Class H	80,500	150,920
	Commonwealth Bank of Australia	25,348	513,931
	DBS Group Holdings Ltd.	58,000	344,070
	Industrial & Commercial Bank of China, Class H	845,100	449,144
	Mitsubishi UFJ Financial Group, Inc.	73,700	457,303
	Mizuho Financial Group, Inc.	97	288,698
	Siam Commercial Bank PCL, Foreign Registered Shares	209,100	290,083
	Sumitomo Mitsui Financial Group, Inc.	155	671,423
	Sumitomo Trust & Banking Co., Ltd.	72,400	428,489
	Westpac Banking Corp.	24,406	290,642
	Yamaguchi Financial Group, Inc.	14,000	157,325
Commercial Banks Total			4,376,899

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 0.6%
	ORIX Corp.	3,080	175,003
Consumer Finance Total			175,003
Insurance — 3.8%
	Dongbu Insurance Co., Ltd.	13,430	158,789
	Hyundai Marine & Fire Insurance Co., Ltd.	24,870	287,826
	QBE Insurance Group Ltd.	14,279	259,558
	Tokio Marine Holdings, Inc.	17,800	521,580
Insurance Total			1,227,753
Real Estate Investment Trusts (REITs) — 1.3%
	CapitaCommercial Trust	311,000	194,931
	Kiwi Income Property Trust	353,951	209,400
Real Estate Investment Trusts (REITs) Total			404,331
Real Estate Management & Development — 3.5%
	CapitaLand Ltd.	72,000	158,183
	Hongkong Land Holdings Ltd.	124,000	310,665
	Leopalace21 Corp.	20,700	209,890
	Mitsui Fudosan Co., Ltd.	9,000	149,561
	Swire Pacific Ltd., Class A	42,700	296,074
Real Estate Management & Development Total			1,124,373
Thrifts & Mortgage Finance — 0.8%
	LIC Housing Finance	56,282	270,434
Thrifts & Mortgage Finance Total			270,434
FINANCIALS TOTAL			8,305,465
HEALTH CARE — 4.8%
Health Care Providers & Services — 0.9%
	As One Corp.	14,100	273,043
Health Care Providers & Services Total			273,043
HEALTH CARE TOTAL			1,536,988
Pharmaceuticals— 3.9%
	Astellas Pharma, Inc.	9,100	370,292
	Daiichi Sankyo Co., Ltd.	12,500	297,120
	Takeda Pharmaceutical Co., Ltd.	11,500	596,533
Pharmaceuticals Total			1,263,945
INDUSTRIALS — 14.4%
Commercial Services & Supplies — 1.0%
	Aeon Delight Co., Ltd.	11,400	330,944
Commercial Services & Supplies Total			330,944

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 3.1%
	NEC Networks & System Integration Corp.	23,600	287,843
	Taikisha Ltd.	19,800	284,907
	Toyo Engineering Corp.	131,000	407,957
Construction & Engineering Total			980,707
Electrical Equipment — 3.7%
	Bharat Heavy Electricals Ltd.	9,907	279,661
	Harbin Power Equipment Co., Ltd., Class H	318,000	266,237
	Mitsubishi Electric Corp.	48,000	300,370
	Sumitomo Electric Industries Ltd.	41,800	321,390
Electrical Equipment Total			1,167,658
Industrial Conglomerates — 1.0%
	Keppel Corp. Ltd.	109,000	330,364
Industrial Conglomerates Total			330,364
Machinery — 1.3%
	Glory Ltd.	7,000	136,911
	Nabtesco Corp.	43,000	287,796
Machinery Total			424,707
Marine — 0.7%
	U-Ming Marine Transport Corp.	174,000	210,010
Marine Total			210,010
Road & Rail — 0.8%
	Central Japan Railway Co.	31	267,929
Road & Rail Total			267,929
Trading Companies & Distributors — 1.3%
	ITOCHU Corp.	34,700	174,095
	Mitsubishi Corp.	17,900	251,288
Trading Companies & Distributors Total			425,383
Transportation Infrastructure — 1.5%
	Sichuan Expressway Co., Ltd., Class H (a)	442,000	84,309
	Zhejiang Expressway Co., Ltd., Class H	660,000	390,772
Transportation Infrastructure Total			475,081
INDUSTRIALS TOTAL			4,612,783
INFORMATION TECHNOLOGY — 11.6%
Electronic Equipment, Instruments & Components — 3.4%
	AU Optronics Corp.	305,000	233,632
	FUJIFILM Holdings Corp.	12,800	281,702

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — (continued)
	HON HAI Precision Industry Co., Ltd.	70,300	138,593
	Kyocera Corp.	3,100	223,634
	Nidec Corp.	5,300	206,105
Electronic Equipment, Instruments & Components Total			1,083,666
Internet Software & Services — 0.6%
	NetEase.com, Inc., ADR (a)	9,112	201,375
Internet Software & Services Total			201,375
Office Electronics — 1.7%
	Canon, Inc.	17,600	552,491
Office Electronics Total			552,491
Semiconductors & Semiconductor Equipment — 3.6%
	Macronix International	1,026,860	274,302
	Samsung Electronics Co., Ltd.	1,686	612,217
	United Microelectronics Corp., ADR	140,050	274,498
Semiconductors & Semiconductor Equipment Total			1,161,017
Software — 2.3%
	Nintendo Co., Ltd.	1,900	729,970
Software Total			729,970
INFORMATION TECHNOLOGY TOTAL			3,728,519
MATERIALS — 9.5%
Chemicals — 3.4%
	Capro Corp. (a)	75,550	262,144
	Incitec Pivot Ltd. (b)	86,663	153,300
	Kansai Paint Co., Ltd.	49,000	250,426
	Nifco, Inc.	12,200	124,266
	Shin-Etsu Chemical Co., Ltd.	6,000	275,195
Chemicals Total			1,065,331
Containers & Packaging — 1.3%
	Toyo Seikan Kaisha Ltd.	24,300	418,644
Containers & Packaging Total			418,644
Metals & Mining — 4.8%
	BHP Billiton Ltd.	28,014	590,012
	BlueScope Steel Ltd.	67,029	164,625
	Freeport-McMoRan Copper & Gold, Inc.	8,799	215,047
	JFE Holdings, Inc.	8,300	219,534

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Yamato Kogyo Co., Ltd.	13,100	353,416
Metals & Mining Total			1,542,634
MATERIALS TOTAL			3,026,609
TELECOMMUNICATION SERVICES — 6.9%
Diversified Telecommunication Services — 3.2%
	Chunghwa Telecom Co., Ltd., ADR	19,175	299,130
	Nippon Telegraph & Telephone Corp.	132	709,434
Diversified Telecommunication Services Total			1,008,564
Wireless Telecommunication Services — 3.7%
	China Mobile Ltd., ADR	9,555	485,872
	NTT DoCoMo, Inc.	225	443,541
	Philippine Long Distance Telephone Co., ADR	5,731	269,070
Wireless Telecommunication Services Total			1,198,483
TELECOMMUNICATION SERVICES TOTAL			2,207,047
UTILITIES — 6.6%
Electric Utilities — 1.3%
	CESC Ltd.	39,107	192,652
	Chubu Electric Power Co., Inc.	7,600	230,984
Electric Utilities Total			423,636
Gas Utilities — 1.4%
	Korea Gas Corp.	4,285	198,743
	Tokyo Gas Co., Ltd.	47,000	238,171
Gas Utilities Total			436,914
Independent Power Producers & Energy Traders — 1.1%
	Datang International Power Generation Co., Ltd., Class H	208,000	111,172
	Tanjong PLC	59,400	228,770
Independent Power Producers & Energy Traders Total			339,942
Water Utilities — 2.8%
	Epure International Ltd.	1,969,000	337,964
	Guangdong Investment Ltd.	736,000	297,232
	Thai Tap Water Supply PCL, Foreign Registered Shares	2,176,153	261,539
Water Utilities Total			896,735
UTILITIES TOTAL			2,097,227

	Total Common Stocks (cost of $43,504,696)		32,961,236

6

	Units	Value ($)
Rights — 0.2%
FINANCIALS — 0.2%
Commercial Banks — 0.2%

DBS Group Holdings Ltd. Expires 01/23/09 (a)	30,500	63,509
Commercial Banks Total		63,509
FINANCIALS TOTAL		63,509

Total Rights (cost of $126,492)		63,509

Total Investments — 103.2% (cost of $43,631,188)(c)(d)		33,024,745

Other Assets & Liabilities, Net — (3.2)%		(1,026,060)

Net Assets — 100.0%		31,998,685

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Forward  foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

7

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$2,055,659	$—
	Level 2 – Other Significant Observable Inputs	29,236,023	28,850
	Level 3 – Significant Unobservable Inputs	1,733,063	—
	Total	$33,024,745	$28,850

	*Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

	The following table reconciles asset balances for the nine month period ending December 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of March 31, 2008	$—	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized loss	(1,349,953)	—
	Change in unrealized appreciation	583,519	—
	Net sales	(218,841)	—
	Transfers in to Level 3	2,718,338	—
	Balance as of December, 31 2008	$1,733,063	$—

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $153,300, which represents 0.5% of net assets.

(c)	Cost for federal income tax purposes is $43,631,188.

(d)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$2,256,321	$(12,862,764)	$(10,606,443)

8

Forward foreign currency exchange contracts outstanding on December 31, 2008 are:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$906,971	$836,219	02/10/09	$70,752
AUD	74,308	67,754	02/10/09	6,554
AUD	180,561	169,770	02/10/09	10,791
AUD	179,866	175,692	02/10/09	4,174
IDR	109,559	110,773	02/10/09	(1,214)
INR	72,790	68,391	02/10/09	4,399
JPY	374,229	355,365	02/10/09	18,864
JPY	71,150	67,622	02/10/09	3,528
JPY	68,269	66,427	02/10/09	1,842
JPY	136,537	132,853	02/10/09	3,684
JPY	280,382	274,732	02/10/09	5,650
KRW	433,007	393,758	02/10/09	39,249
KRW	111,395	107,085	02/10/09	4,310
MYR	165,393	158,748	02/10/09	6,645
MYR	145,188	137,609	02/10/09	7,579
SGD	109,543	103,594	02/10/09	5,949
SGD	70,717	66,975	02/10/09	3,742
THB	139,662	138,191	02/10/09	1,471
THB	69,273	67,861	02/10/09	1,412
THB	68,786	67,177	02/10/09	1,609
THB	107,659	109,360	02/10/09	(1,701)
TWD	639,096	631,630	02/10/09	7,466
				$206,755

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$72,224	$67,699	02/10/09	$(4,525)
JPY	374,229	354,578	02/10/09	(19,651)
JPY	139,418	132,097	02/10/09	(7,321)
JPY	142,940	145,080	02/10/09	2,140
KRW	80,949	68,708	02/10/09	(12,241)
KRW	274,948	236,333	02/10/09	(38,615)
KRW	231,331	211,952	02/10/09	(19,379)
KRW	77,110	70,650	02/10/09	(6,460)
MYR	71,295	66,931	02/10/09	(4,364)
NZD	165,646	157,291	02/10/09	(8,355)
PHP	207,025	190,665	02/10/09	(16,360)
PHP	35,286	33,384	02/10/09	(1,902)
SGD	495,716	473,510	02/10/09	(22,206)
THB	1,119,674	1,102,452	02/10/09	(17,222)
TWD	140,105	137,686	02/10/09	(2,419)
TWD	71,380	72,355	02/10/09	975
				$(177,905)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit

9

NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

10

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Select Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 98.5%
CONSUMER DISCRETIONARY- 12.7%
Hotels, Restaurants & Leisure — 4.1%
	Carnival Corp.	1,323,991	32,199,461
Hotels, Restaurants & Leisure Total			32,199,461
Internet & Catalog Retail — 4.6%
	Amazon.com, Inc. (a)	704,315	36,117,273
Internet & Catalog Retail Total			36,117,273
Textiles, Apparel & Luxury Goods — 4.0%
	Coach, Inc. (a)	1,505,057	31,260,034
Textiles, Apparel & Luxury Goods Total			31,260,034
CONSUMER DISCRETIONARY TOTAL			99,576,768
CONSUMER STAPLES — 3.2%
Food & Staples Retailing — 3.2%
	Costco Wholesale Corp.	479,659	25,182,098
Food & Staples Retailing Total			25,182,098
CONSUMER STAPLES TOTAL			25,182,098
ENERGY — 3.3%
Energy Equipment & Services — 3.3%
	FMC Technologies, Inc. (a)	1,088,459	25,937,978
Energy Equipment & Services Total			25,937,978
ENERGY TOTAL			25,937,978
FINANCIALS — 8.0%
Capital Markets — 4.6%
	T Rowe Price Group, Inc.	1,026,582	36,382,066
Capital Markets Total			36,382,066
Diversified Financial Services — 3.4%
	CME Group, Inc.	128,243	26,688,651
Diversified Financial Services Total			26,688,651
FINANCIALS TOTAL			63,070,717
HEALTH CARE — 33.2%
Biotechnology — 8.6%
	Celgene Corp. (a)	525,941	29,074,018
	Gilead Sciences, Inc. (a)	741,072	37,898,422
Biotechnology Total			66,972,440
Health Care Equipment & Supplies — 7.8%
	Alcon, Inc.	297,320	26,517,971
	Intuitive Surgical, Inc. (a)	274,654	34,878,311
Health Care Equipment & Supplies Total			61,396,282

1

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 4.8%
	Medco Health Solutions, Inc. (a)	893,191	37,433,635
Health Care Providers & Services Total			37,433,635
Life Sciences Tools & Services — 8.4%
	Covance, Inc. (a)	719,307	33,109,701
	Illumina, Inc. (a)	1,267,570	33,020,199
Life Sciences Tools & Services Total			66,129,900
Pharmaceuticals — 3.6%
	Allergan, Inc.	700,022	28,224,887
Pharmaceuticals Total			28,224,887
HEALTH CARE TOTAL			260,157,144
INDUSTRIALS — 9.0%
Air Freight & Logistics — 4.3%
	Expeditors International Washington, Inc.	1,008,772	33,561,844
Air Freight & Logistics Total			33,561,844
Electrical Equipment — 4.7%
	First Solar, Inc. (a)	270,356	37,298,314
Electrical Equipment Total			37,298,314
INDUSTRIALS TOTAL			70,860,158
INFORMATION TECHNOLOGY — 24.9%
Communications Equipment — 8.4%
	QUALCOMM, Inc.	995,954	35,685,032
	Research In Motion Ltd. (a)	743,030	30,152,157
Communications Equipment Total			65,837,189
Computers & Peripherals — 4.1%
	Apple, Inc. (a)	379,580	32,397,153
Computers & Peripherals Total			32,397,153
Internet Software & Services — 4.3%
	Google, Inc., Class A (a)	108,575	33,403,099
Internet Software & Services Total			33,403,099
IT Services — 8.1%
	Infosys Technologies Ltd., ADR	1,097,718	26,970,931

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — (continued)
	MasterCard, Inc., Class A	256,554	36,669,263
IT Services Total			63,640,194
INFORMATION TECHNOLOGY TOTAL			195,277,635
TELECOMMUNICATION SERVICES — 4.2%
Wireless Telecommunication Services — 4.2%
	America Movil SAB de CV, Series L, ADR	1,066,631	33,054,895
Wireless Telecommunication Services Total			33,054,895
TELECOMMUNICATION SERVICES TOTAL			33,054,895

	Total Common Stocks (cost of $993,243,333)		773,117,393

		Par ($)
Short-Term Obligation — 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by a U.S. Government Agency Obligation maturing 04/15/15, market value $4,512,875 (repurchase proceeds $4,419,002)	4,419,000	4,419,000

	Total Short-Term Obligation (cost of $4,419,000)		4,419,000

	Total Investments — 99.1% (cost of $997,662,333)(b)(c)		777,536,393

	Other Assets & Liabilities, Net — 0.9%		6,980,186

	Net Assets — 100.0%		784,516,579

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$773,117,393	$—
	Level 2 – Other Significant Observable Inputs	4,419,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$777,536,393	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $997,662,333.

(c)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$44,010,771	$(264,136,711)	$(220,125,940)

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Select Opportunities Fund

		Shares	Value ($)*
Common Stocks — 98.7%
CONSUMER DISCRETIONARY — 4.2%
Auto Components — 2.1%
	BorgWarner, Inc.	196,000	4,266,920
Auto Components Total			4,266,920
Media — 2.1%
	John Wiley & Sons, Inc., Class A	120,000	4,269,600
Media Total			4,269,600
CONSUMER DISCRETIONARY TOTAL			8,536,520
CONSUMER STAPLES — 4.8%
Food & Staples Retailing — 1.5%
	Olam International Ltd.	3,750,000	3,021,645
Food & Staples Retailing Total			3,021,645
Food Products — 3.3%
	Archer-Daniels-Midland Co.	100,000	2,883,000
	Wilmar International Ltd.	2,025,776	3,965,566
Food Products Total			6,848,566
CONSUMER STAPLES TOTAL			9,870,211
ENERGY — 12.9%
Oil, Gas & Consumable Fuels — 12.9%
	Apache Corp.	121,000	9,018,130
	Cimarex Energy Co.	180,000	4,820,400
	Exxon Mobil Corp.	100,000	7,983,000
	Petroleo Brasileiro SA, ADR	184,000	4,506,160
Oil, Gas & Consumable Fuels Total			26,327,690
ENERGY TOTAL			26,327,690
FINANCIALS — 22.0%
Capital Markets — 3.1%
	American Capital Ltd.	270,674	876,984
	Goldman Sachs Group, Inc.	65,000	5,485,350
Capital Markets Total			6,362,334
Diversified Financial Services — 13.4%
	Hong Kong Exchanges & Clearing Ltd.	400,000	3,834,926
	Leucadia National Corp.(a)	375,000	7,425,000
	NASDAQ OMX Group, Inc. (a)	185,000	4,571,350
	NYSE Euronext	190,000	5,202,200
	RHJ International (a)	431,000	2,109,398
	Singapore Exchange Ltd.	1,164,385	4,171,973
Diversified Financial Services Total			27,314,847

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 3.9%
	Berkshire Hathaway Inc., Class A (a)	82	7,921,200
Insurance Total			7,921,200
Real Estate Management & Development — 1.6%
	St. Joe Co. (a)	132,000	3,210,240
Real Estate Management & Development Total			3,210,240
FINANCIALS TOTAL			44,808,621
HEALTH CARE — 8.6%
Biotechnology — 0.7%
	Senomyx, Inc. (a)	502,694	1,402,516
Biotechnology Total			1,402,516
Health Care Equipment & Supplies — 1.0%
	Becton Dickinson & Co.	30,000	2,051,700
Health Care Equipment & Supplies Total			2,051,700
Pharmaceuticals — 6.9%
	Johnson & Johnson	119,500	7,149,685
	Novo Nordisk A/S, ADR	136,000	6,989,040
Pharmaceuticals Total			14,138,725
HEALTH CARE TOTAL			17,592,941
INDUSTRIALS — 23.4%
Aerospace & Defense — 6.6%
	Bombardier, Inc., Class B	2,000,000	7,260,000
	Rolls-Royce Group PLC, ADR	250,000	6,175,000
Aerospace & Defense Total			13,435,000
Air Freight & Logistics — 1.9%
	Expeditors International Washington, Inc.	117,541	3,910,589
Air Freight & Logistics Total			3,910,589
Building Products — 2.9%
	Simpson Manufacturing Co., Inc.	210,000	5,829,600
Building Products Total			5,829,600
Construction & Engineering — 6.1%
	Granite Construction, Inc.	84,478	3,711,118
	Quanta Services, Inc. (a)	440,000	8,712,000
Construction & Engineering Total			12,423,118
Electrical Equipment — 1.9%
	American Superconductor Corp. (a)	241,500	3,938,865
Electrical Equipment Total			3,938,865

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — 1.3%
	Jardine Strategic Holdings Ltd.	258,000	2,693,611
Industrial Conglomerates Total			2,693,611
Trading Companies & Distributors — 2.7%
	Noble Group Ltd.	7,530,000	5,393,273
Trading Companies & Distributors Total			5,393,273
INDUSTRIALS TOTAL			47,624,056
INFORMATION TECHNOLOGY — 4.4%
Computers & Peripherals — 2.0%
	Apple, Inc. (a)	47,400	4,045,590
Computers & Peripherals Total			4,045,590
Electronic Equipment, Instruments & Components — 2.4%
	National Instruments Corp.	204,087	4,971,559
Electronic Equipment, Instruments & Components Total			4,971,559
INFORMATION TECHNOLOGY TOTAL			9,017,149
MATERIALS — 16.1%
Chemicals — 6.6%
	Huabao International Holdings Ltd.	4,980,286	3,274,764
	Monsanto Co.	145,100	10,207,785
Chemicals Total			13,482,549
Construction Materials — 4.0%
	Vulcan Materials Co.	117,000	8,140,860
Construction Materials Total			8,140,860
Metals & Mining — 5.5%
	Alcoa, Inc.	302,000	3,400,520
	Nucor Corp.	170,000	7,854,000
Metals & Mining Total			11,254,520
MATERIALS TOTAL			32,877,929
UTILITIES — 2.3%
Independent Power Producers & Energy Traders — 2.3%
	AES Corp. (a)	580,000	4,779,200
Independent Power Producers & Energy Traders Total			4,779,200
UTILITIES TOTAL			4,779,200

	Total Common Stocks (cost of $258,593,352)		201,434,317

3

Total Investments— 98.7% (cost of $258,593,352)(b)(c)	$201,434,317

Other Assets & Liabilities, Net — 1.3%	2,575,532

Net Assets — 100.0%	$204,009,849

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$175,662,773	$—
	Level 2 – Other Significant Observable Inputs	25,771,544	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$201,434,317	$—

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $258,593,352.

5

(c)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$17,898,339	$(75,057,374)	$(57,159,035)

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Select Small Cap Fund

		Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 13.6%
Auto Components — 1.6%
	Drew Industries, Inc. (a)	540,000	6,480,000
Auto Components Total			6,480,000
Automobiles — 1.9%
	Thor Industries, Inc.	560,000	7,380,800
Automobiles Total			7,380,800
Household Durables — 5.0%
	Meritage Corp. (a)	620,000	7,545,400
	Ryland Group, Inc.	680,000	12,015,600
Household Durables Total			19,561,000
Specialty Retail — 3.3%
	Cabela’s, Inc. (a)	800,000	4,664,000
	Hibbett Sports, Inc. (a)	540,000	8,483,400
Specialty Retail Total			13,147,400
Textiles, Apparel & Luxury Goods — 1.8%
	Columbia Sportswear Co.	200,000	7,074,000
Textiles, Apparel & Luxury Goods Total			7,074,000
CONSUMER DISCRETIONARY TOTAL			53,643,200
ENERGY — 2.4%
Energy Equipment & Services — 2.4%
	Helix Energy Solutions Group, Inc. (a)	780,000	5,647,200
	Tetra Technologies, Inc. (a)	800,000	3,888,000
Energy Equipment & Services Total			9,535,200
ENERGY TOTAL			9,535,200
FINANCIALS — 14.7%
Capital Markets — 9.7%
	Cowen Group, Inc. (a)	620,000	3,868,800
	GFI Group, Inc.	1,600,000	5,664,000
	Greenhill & Co., Inc.	210,000	14,651,700
	KBW, Inc. (a)	600,000	13,800,000
Capital Markets Total			37,984,500
Commercial Banks — 3.3%
	Wilmington Trust Corp.	580,000	12,899,200
Commercial Banks Total			12,899,200

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 1.7%
	St. Joe Co. (a)	280,000	6,809,600
Real Estate Management & Development Total			6,809,600
FINANCIALS TOTAL			57,693,300
HEALTH CARE — 1.6%
Health Care Providers & Services — 1.6%
	Molina Healthcare, Inc. (a)	360,000	6,339,600
Health Care Providers & Services Total			6,339,600
HEALTH CARE TOTAL			6,339,600
INDUSTRIALS — 28.0%
Aerospace & Defense — 4.8%
	Innovative Solutions & Support, Inc. (b)	1,000,000	3,950,000
	Triumph Group, Inc.	350,000	14,861,000
Aerospace & Defense Total			18,811,000
Building Products — 5.1%
	Quanex Building Products Corp.	460,000	4,310,200
	Simpson Manufacturing Co., Inc.	560,000	15,545,600
Building Products Total			19,855,800
Construction & Engineering — 3.2%
	Shaw Group, Inc. (a)	620,000	12,691,400
Construction & Engineering Total			12,691,400
Electrical Equipment — 3.5%
	Regal-Beloit Corp.	360,000	13,676,400
Electrical Equipment Total			13,676,400
Machinery — 2.8%
	Kaydon Corp.	320,000	10,992,000
Machinery Total			10,992,000
Professional Services — 8.6%
	FTI Consulting, Inc. (a)	280,000	12,510,400
	MPS Group, Inc. (a)	1,380,000	10,391,400
	Navigant Consulting, Inc. (a)	700,000	11,109,000
Professional Services Total			34,010,800
INDUSTRIALS TOTAL			110,037,400
INFORMATION TECHNOLOGY — 36.2%
Communications Equipment — 6.6%
	CommScope, Inc. (a)	740,000	11,499,600
	F5 Networks, Inc. (a)	640,000	14,630,400
Communications Equipment Total			26,130,000

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 7.3%
	FLIR Systems, Inc. (a)	480,000	14,726,400
	Rogers Corp. (a)	500,000	13,885,000
Electronic Equipment, Instruments & Components Total			28,611,400
IT Services — 10.4%
	CACI International, Inc., Class A (a)	200,000	9,018,000
	Forrester Research, Inc. (a)	660,000	18,618,600
	Hewitt Associates, Inc., Class A (a)	460,000	13,054,800
IT Services Total			40,691,400
Semiconductors & Semiconductor Equipment — 8.7%
	Cabot Microelectronics Corp. (a)	380,000	9,906,600
	Power Integrations, Inc.	700,000	13,916,000
	Varian Semiconductor Equipment Associates, Inc. (a)	580,000	10,509,600
Semiconductors & Semiconductor Equipment Total			34,332,200
Software — 3.2%
	Manhattan Associates, Inc. (a)	800,000	12,648,000
Software Total			12,648,000
INFORMATION TECHNOLOGY TOTAL			142,413,000
UTILITIES — 2.9%
Water Utilities — 2.9%
	Aqua America, Inc.	560,000	11,530,400
Water Utilities Total			11,530,400
UTILITIES TOTAL			11,530,400

	Total Common Stocks (cost of $511,981,894)		391,192,100

	Total Investments — 99.4% (cost of $511,981,894)(c)(d)		391,192,100

	Other Assets & Liabilities, Net — 0.6%		2,339,455

	Net Assets — 100.0%		393,531,555

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$391,192,100	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$391,192,100	$—

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in this affiliated company during the nine month period ended December 31, 2008, are as follows:

	Security name: Innovative Solutions & Support, Inc.

	Shares as of 03/31/08:		1,000,000
	Shares purchased:		40,000
	Shares sold:		(40,000)
	Shares as of 12/31/08:		1,000,000
	Net realized loss:		$(286,999)
	Dividend income earned:		$1,000,000
	Value at end of period:		$3,950,000

(c)	Cost for federal income tax purposes is $511,981,894.

(d)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$34,325,161	$(155,114,955)	$(120,789,794)

4

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Short-Intermediate Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 40.6%
BASIC MATERIALS — 0.7%
Chemicals — 0.4%
EI Du Pont de Nemours & Co.
	6.000% 07/15/18	1,460,000	1,533,416
Chemicals Total			1,533,416
Iron/Steel — 0.3%
Nucor Corp.
	5.850% 06/01/18	1,290,000	1,251,855
Iron/Steel Total			1,251,855
BASIC MATERIALS TOTAL			2,785,271
COMMUNICATIONS — 4.0%
Media — 1.8%
Comcast Cable Holdings LLC
	9.800% 02/01/12	3,595,000	3,789,867
Historic TW, Inc.
	9.150% 02/01/23	1,330,000	1,418,447
Time Warner Cable, Inc.
	6.200% 07/01/13	1,735,000	1,641,128
Media Total			6,849,442
Telecommunication Services — 2.2%
America Movil S.A. de C.V.
	5.500% 03/01/14	2,150,000	1,982,085
AT&T, Inc.
	5.500% 02/01/18	1,750,000	1,768,594
Cincinnati Bell, Inc.
	8.375% 01/15/14	500,000	385,000
Cisco Systems, Inc.
	5.500% 02/22/16	1,580,000	1,673,498
Sprint Capital Corp.
	8.375% 03/15/12	1,530,000	1,224,000
Telefonica Emisiones SAU
	6.421% 06/20/16	1,125,000	1,123,047
Telecommunication Services Total			8,156,224
COMMUNICATIONS TOTAL			15,005,666
CONSUMER CYCLICAL — 3.2%
Retail — 3.2%
CVS Lease Pass Through Trust
	6.125% 08/15/16	3,000,000	2,906,499
McDonald’s Corp.
	5.800% 10/15/17	3,105,000	3,320,388

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Target Corp.
	5.875% 07/15/16	4,290,000	4,095,680
Wal-Mart Stores, Inc.
	5.000% 04/05/12	1,530,000	1,617,282
Retail Total			11,939,849
CONSUMER CYCLICAL TOTAL			11,939,849
CONSUMER NON-CYCLICAL — 4.5%
Beverages — 2.0%
Bottling Group LLC
	5.500% 04/01/16	1,180,000	1,180,768
Diageo Capital PLC
	4.375% 05/03/10	4,000,000	3,962,104
PepsiCo, Inc.
	4.650% 02/15/13	2,320,000	2,385,378
Beverages Total			7,528,250
Commercial Services — 0.1%
Iron Mountain, Inc.
	8.625% 04/01/13	500,000	470,000
Commercial Services Total			470,000
Cosmetics/Personal Care — 0.3%
Procter & Gamble Co.
	4.600% 01/15/14	830,000	869,759
Cosmetics/Personal Care Total			869,759
Food — 1.6%
General Mills, Inc.
	5.650% 09/10/12	2,875,000	2,934,613
HJ Heinz Co.
	5.350% 07/15/13	2,045,000	2,028,796
SYSCO Corp.
	4.200% 02/12/13	1,175,000	1,170,584
Food Total			6,133,993

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — 0.5%
UnitedHealth Group, Inc.
	6.000% 06/15/17	2,130,000	1,917,905
Healthcare Services Total			1,917,905
CONSUMER NON-CYCLICAL TOTAL			16,919,907
ENERGY — 2.3%
Oil & Gas Services — 0.5%
Baker Hughes, Inc.
	7.500% 11/15/18	1,725,000	1,912,435
Oil & Gas Services Total			1,912,435
Oil, Gas & Consumable Fuels — 1.8%
Apache Corp.
	5.250% 04/15/13	1,675,000	1,697,234
BP Capital Markets PLC
	2.081% 03/17/10(a)	3,900,000	3,839,535
ConocoPhillips
	4.400% 05/15/13	1,290,000	1,282,363
Oil, Gas & Consumable Fuels Total			6,819,132
ENERGY TOTAL			8,731,567
FINANCIALS — 18.0%
Banks — 11.2%
Bank of New York Mellon Corp.
	5.125% 08/27/13	1,295,000	1,323,278
Citigroup, Inc.
	5.250% 02/27/12	5,480,000	5,310,339
	6.125% 05/15/18	825,000	834,176
Credit Suisse/New York NY
	5.000% 05/15/13	1,225,000	1,178,978
	6.000% 02/15/18	1,520,000	1,395,854
Deutsche Bank AG
	4.875% 05/20/13	2,730,000	2,680,287
Goldman Sachs Group, Inc.
	3.250% 06/15/12	2,505,000	2,613,519
JPMorgan Chase & Co.
	2.125% 06/22/12	3,140,000	3,153,078
	5.150% 10/01/15	4,030,000	3,805,356
	6.000% 01/15/18	1,395,000	1,472,456
Keycorp
	6.500% 05/14/13	1,045,000	963,372
National City Corp.
	4.900% 01/15/15	670,000	558,294

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
RBS Capital Trust III
	5.512% 09/29/49(a)(b)	3,525,000	1,409,147
Regions Bank
	3.250% 12/09/11	3,785,000	3,937,766
Republic New York Corp.
	9.500% 04/15/14	2,700,000	2,983,478
Sovereign Bank
	2.750% 01/17/12	1,945,000	1,995,300
UBS Preferred Funding Trust I
	8.622% 10/29/49(a)(b)	2,325,000	1,404,639
Wachovia Corp.
	5.500% 05/01/13	2,940,000	2,907,192
	5.750% 02/01/18	1,760,000	1,763,502
Zions Bancorp.
	5.500% 11/16/15	975,000	689,529
Banks Total			42,379,540

Diversified Financial Services — 5.9%
American Express Credit Corp.
	5.875% 05/02/13	940,000	902,376
Capital One Financial Corp.
	6.750% 09/15/17	1,630,000	1,578,776
Ford Motor Credit Co.
	8.625% 11/01/10	1,400,000	1,059,839
General Electric Capital Corp.
	5.250% 10/19/12	2,500,000	2,518,027
General Electric Capital Corp., MTN
	6.000% 06/15/12	2,770,000	2,842,153
Goldman Sachs Group, Inc.
	6.150% 04/01/18	3,755,000	3,608,409
IBM International Group Capital LLC
	5.050% 10/22/12	2,560,000	2,671,188
John Deere Capital Corp., MTN
	5.650% 07/25/11	3,080,000	3,077,530
Lehman Brothers Holdings, Inc.
	4.250% 01/27/10(c)(d)	2,960,000	281,200
	5.625% 01/24/13(c)(d)	1,750,000	166,250
Merrill Lynch & Co., Inc.
	6.875% 04/25/18	1,075,000	1,124,478

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Morgan Stanley
	5.550% 04/27/17	1,760,000	1,453,382
	5.950% 12/28/17	1,080,000	896,379
Diversified Financial Services Total			22,179,987
Insurance — 0.9%
New York Life Global Funding
	4.650% 05/09/13(e)	2,000,000	1,932,614
Prudential Financial, Inc.
	5.150% 01/15/13	1,570,000	1,275,235
Insurance Total			3,207,849
FINANCIALS TOTAL			67,767,376
INDUSTRIALS — 2.3%
Machinery — 0.7%
Caterpillar Financial Services Corp.
	4.850% 12/07/12	1,060,000	1,005,716
	5.850% 09/01/17	1,785,000	1,747,330
Machinery Total			2,753,046
Transportation — 1.6%
Federal Express Corp.
	5.500% 08/15/09	2,380,000	2,382,549
Norfolk Southern Corp.
	5.750% 04/01/18	1,105,000	1,075,218
Union Pacific Corp.
	7.875% 01/15/19	2,120,000	2,421,947
Transportation Total			5,879,714
INDUSTRIALS TOTAL			8,632,760
TECHNOLOGY — 1.6%
Computers — 0.3%
Hewlett-Packard Co.
	4.500% 03/01/13	1,130,000	1,147,045
Computers Total			1,147,045
Office/Business Equipment — 0.2%
Xerox Corp.
	6.400% 03/15/16	1,000,000	780,000
Office/Business Equipment Total			780,000

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 1.1%
Oracle Corp.
	5.250% 01/15/16	4,025,000	4,097,897
Software Total			4,097,897
TECHNOLOGY TOTAL			6,024,942
UTILITIES — 4.0%
Electric — 4.0%
Duke Energy Carolinas LLC
	5.250% 01/15/18	2,120,000	2,165,811
Georgia Power Co.
	5.700% 06/01/17	3,140,000	3,139,802
Nisource Finance Corp.
	5.250% 09/15/17	2,645,000	1,603,336
Pacific Gas & Electric Co.
	5.625% 11/30/17	1,910,000	1,956,205
Southern Co.
	5.300% 01/15/12	2,050,000	2,070,070
Virginia Electric Power
	5.100% 11/30/12	3,140,000	3,069,733
	5.400% 01/15/16	1,110,000	1,087,784
Electric Total			15,092,741
UTILITIES TOTAL			15,092,741

	Total Corporate Fixed-Income Bonds & Notes (cost of $163,879,912)		152,900,079

Government & Agency Obligations — 14.4%
U.S. GOVERNMENT AGENCIES — 7.2%
Federal Home Loan Mortgage Corp.
	4.000% 01/29/13	7,760,000	7,925,133
Federal National Mortgage Association
	3.625% 01/29/13	10,345,000	10,490,089
	4.000% 03/19/13	8,495,000	8,543,778
U.S. GOVERNMENT AGENCIES TOTAL			26,959,000
U.S. GOVERNMENT OBLIGATIONS — 7.2%
Israel Government AID Bond
	(f) 05/15/18	8,355,000	6,286,787
U.S. Treasury Inflation Indexed Bonds
	1.625% 01/15/18(g)	4,126,139	3,916,287
U.S. Treasury Notes
	2.750% 10/31/13(g)	9,625,000	10,232,578

6

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	4.500% 05/15/17(g)	5,805,000	6,811,808
U.S. GOVERNMENT OBLIGATIONS TOTAL			27,247,460

	Total Government & Agency Obligations (cost of $52,818,471)		54,206,460

Commercial Mortgage-Backed Securities — 15.2%
Bank of America Commercial Mortgage, Inc.
	4.760% 11/10/39	4,350,000	3,685,951
Commercial Mortgage Asset Trust
	7.230% 01/17/32(a)	2,000,000	1,792,106
	7.800% 11/17/32(a)	3,556,000	3,496,846
Credit Suisse First Boston Mortgage Securities Corp.
	5.881% 12/15/35(a)(e)	3,325,000	1,697,547
First Union National Bank Commercial Mortgage, Inc.
	6.141% 02/12/34	5,135,000	4,924,946
JP Morgan Chase Commercial Mortgage Securities Corp.
	4.738% 07/15/42	4,500,000	3,527,780
LB-UBS Commercial Mortgage Trust
	6.653% 11/15/27	3,970,000	3,897,325
Morgan Stanley Dean Witter Capital I
	4.740% 11/13/36	3,085,000	2,791,791
	5.168% 01/14/42	3,104,000	2,606,927
Nomura Asset Securities Corp.
	7.558% 03/15/30(a)	4,025,000	3,967,800
Salomon Brothers Mortgage Securities VII
	4.865% 03/18/36	3,320,000	3,010,952
Wachovia Bank Commercial Mortgage Trust
	4.608% 12/15/35	6,045,870	5,620,893
	5.001% 07/15/41	1,719,000	1,657,599
	5.087% 07/15/42(a)	4,267,000	3,665,203
	5.110% 07/15/42(a)	6,150,000	5,198,881
	5.230% 07/15/41(a)	4,775,000	4,350,596
	6.287% 04/15/34	1,435,000	1,369,270

	Total Commercial Mortgage-Backed Securities (cost of $65,995,467)		57,262,413

7

		Par ($)	Value ($)
Collateralized Mortgage Obligations — 10.1%
AGENCY — 8.9%
Federal Home Loan Mortgage Corp.
	4.375% 04/15/15	2,098,848	2,121,038
Federal National Mortgage Association
	5.000% 09/25/33	7,402,530	7,586,148
	5.500% 03/25/33	3,995,000	4,081,155
Government National Mortgage Association
	4.478% 08/16/32	2,925,000	2,961,144
	4.667% 09/16/25	2,800,000	2,844,137
	5.183% 05/16/28(a)	10,355,000	10,681,745
	5.250% 07/16/29(a)	3,299,566	3,378,497
AGENCY TOTAL			33,653,864
NON - AGENCY — 1.2%
Washington Mutual
	4.678% 05/25/35(a)	3,322,000	2,840,858
Wells Fargo Mortgage Backed Securities Trust
	4.542% 02/25/35(a)	2,565,351	1,615,505
NON-AGENCY TOTAL			4,456,363

	Total Collateralized Mortgage Obligations (cost of $38,593,154)		38,110,227

Mortgage-Backed Securities — 10.0%
Federal Home Loan Mortgage Corp.
	5.896% 07/01/36(a)	2,421,643	2,493,210
	6.000% 08/01/21	243,435	252,448
	6.000% 10/01/21	888,412	921,303
Federal National Mortgage Association
	4.517% 05/01/33(a)	1,528,835	1,531,343
	4.790% 11/01/12	2,630,000	2,684,712
	4.866% 01/01/35(a)	3,500,913	3,535,577
	5.000% 10/01/35	8,279,181	8,464,522
	5.000% 11/01/36	6,107,557	6,244,283
	5.000% 03/01/38	158,931	162,439
	5.500% 04/01/31	2,734	2,816
	5.500% 05/01/38	3,414,418	3,504,000
	5.792% 07/01/36(a)	3,102,768	3,186,077
	6.000% 08/01/37	1,140,734	1,175,653
	7.500% 10/01/16	371,957	388,711

8

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Government National Mortgage Association
	4.500% 09/15/33	1,808,409	1,849,763
	4.500% 10/15/33	1,059,539	1,083,768
	6.000% 11/15/23	225,884	235,656
	8.000% 05/15/23	1,312	1,395
	8.500% 01/15/17	10,723	11,465
	8.500% 04/15/17	6,895	7,372

	Total Mortgage-Backed Securities (cost of $36,586,156)		37,736,513

Asset-Backed Securities — 5.3%
Capital Auto Receivables Asset Trust
	4.460% 07/15/14	3,655,000	3,159,353
	5.500% 04/20/10(e)	2,200,000	2,128,816
Capital One Multi-Asset Execution Trust
	4.700% 06/15/15	2,665,000	2,403,040
Chase Issuance Trust
	1.645% 01/15/12(a)	4,940,000	4,686,400
Discover Card Master Trust
	5.100% 10/15/13	2,155,000	2,025,304
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	1,270,000	1,214,227
USAA Auto Owner Trust
	4.280% 10/15/12	2,110,000	1,980,761
	4.900% 02/15/12	400,000	395,176
	5.070% 06/15/13	2,385,000	2,251,935

	Total Asset-Backed Securities (cost of $21,614,206)		20,245,012

		Shares
Securities Lending Collateral — 4.1%
	State Street Navigator Securities Lending Prime Portfolio (h) (7 day yield of 2.204%)	15,468,923	15,468,923

	Total Securities Lending Collateral (cost of $15,468,923)		15,468,923

		Par ($)
Short-Term Obligation — 3.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by a U.S. Government Agency Obligation maturing 11/17/15, market value $13,894,913 (repurchase proceeds $13,620,008)	13,620,000	13,620,000

	Total Short-Term Obligation (cost of $13,620,000)		13,620,000

9

Value($)
Total Investments — 103.3% (cost of $408,576,289)(i)(j)	389,549,627

Obligation to Return Collateral for Securities Loaned — (4.1)%	(15,468,923)

Other Assets & Liabilities, Net — 0.8%	3,042,871

Net Assets — 100.0%	377,123,575

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$36,429,596	$—
	Level 2 – Other Significant Observable Inputs	353,120,031	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$389,549,627	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.

(b)	Perpetual Maturity. Maturity date presented represents the next call date.

(c)	The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At December 31, 2008, the value of these securities represent 0.1% of net assets.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities, which are not illiquid, amounted to $5,758,977, which represents 1.5% of net assets.

(f)	Zero coupon bond.

(g)	All or a portion of this security was on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 is $15,011,198.

(h)	Investment made with cash collateral received from securities lending activity.

(i)	Cost for federal income tax purposes is $408,576,289.

(j)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$5,741,324	$(24,767,986)	$(19,026,662)

Acronym	Name

MTN	Medium-Term Note

11

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia U.S. Treasury Index Fund

		Par ($)	Value ($)*
Government & Agency Obligations — 98.0%
U.S. Treasury Bonds — 18.9%
	4.375% 02/15/38(a)	7,500,000	10,045,313
	4.500% 02/15/36(a)	4,710,000	6,257,678
	5.000% 05/15/37(a)	1,870,000	2,709,454
	5.250% 02/15/29	2,730,000	3,620,237
	5.375% 02/15/31(a)	2,795,000	3,840,503
	5.500% 08/15/28(a)	11,435,000	15,455,112
	6.000% 02/15/26(a)	535,000	746,659
	6.125% 11/15/27	5,410,000	7,757,431
	6.875% 08/15/25	2,005,000	3,048,540
	7.250% 08/15/22(a)	3,210,000	4,667,038
	7.500% 11/15/16	7,115,000	9,714,195
	7.875% 02/15/21(a)	7,915,000	11,763,669
	8.125% 08/15/21(a)	735,000	1,117,889
	8.750% 05/15/17(a)	1,020,000	1,500,993
U.S. TREASURY BONDS TOTAL			82,244,711
U.S. Treasury Notes — 79.1%
	1.250% 11/30/10(a)	12,520,000	8,611,505
	1.500% 10/31/10(a)	3,875,000	3,932,823
	1.750% 11/15/11(a)	8,365,000	8,555,806
	2.000% 02/28/10(a)	7,670,000	7,808,121
	2.000% 09/30/10(a)	12,175,000	12,481,274
	2.000% 11/30/13(a)	15,015,000	15,404,459
	2.125% 04/30/10(a)	4,240,000	4,341,361
	2.375% 08/31/10(a)	5,520,000	5,687,543
	2.500% 03/31/13(a)	6,390,000	6,770,902
	2.750% 07/31/10(a)	2,315,000	2,398,197
	2.750% 10/31/13(a)	16,235,000	17,259,834
	2.875% 06/30/10(a)	12,085,000	12,515,057
	2.875% 01/31/13(a)	7,100,000	7,621,964
	3.125% 04/30/13(a)	960,000	1,039,125
	3.125% 09/30/13(a)	14,305,000	15,434,866
	3.375% 11/30/12(a)	3,735,000	4,070,859
	3.500% 02/15/18	5,670,000	6,275,981
	3.625% 12/31/12(a)	6,590,000	7,261,356
	3.750% 11/15/18(a)	5,830,000	6,599,735
	3.875% 02/15/13(a)	8,990,000	10,015,417
	3.875% 05/15/18(a)	8,480,000	9,669,846
	4.000% 04/15/10(a)	5,430,000	5,692,801
	4.000% 02/15/15(a)	5,520,000	6,289,350
	4.000% 08/15/18(a)	17,560,000	20,277,691

1

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Treasury Notes — (continued)
	4.125% 05/15/15(a)	2,230,000	2,557,531
	4.250% 09/30/12(a)	1,115,000	1,244,967
	4.250% 08/15/14(a)	5,855,000	6,729,591
	4.250% 11/15/17(a)	8,150,000	9,494,114
	4.375% 12/15/10(a)	6,525,000	7,007,746
	4.500% 05/15/10	7,805,000	8,241,901
	4.500% 09/30/11(a)	12,030,000	13,200,110
	4.500% 04/30/12(a)	10,185,000	11,279,888
	4.500% 02/15/16(a)	8,890,000	10,465,201
	4.500% 05/15/17(a)	4,900,000	5,749,846
	4.625% 10/31/11(a)	15,500,000	17,110,543
	4.750% 05/15/14(a)	2,775,000	3,265,612
	4.750% 08/15/17	5,850,000	6,994,406
	4.875% 04/30/11(a)	4,110,000	4,505,908
	5.125% 06/30/11	3,850,000	4,261,168
	5.750% 08/15/10(a)	11,915,000	12,938,010
	6.500% 02/15/10	13,000,000	13,866,333
U.S. TREASURY NOTES TOTAL			344,928,748

	Total Government & Agency Obligations (cost of $390,971,750)		427,173,459

		Shares
Securities Lending Collateral — 28.7%
	State Street Navigator Securities Lending Prime Portfolio (b) (7 day yield of 2.204%)	124,959,486	124,959,486

	Total Securities Lending Collateral (cost of $124,959,486)		124,959,486

		Par ($)
Short-Term Obligation — 0.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08 due 01/02/09, at 0.010%, collateralized by a U.S. Treasury Obligation maturing 11/15/24, market value $3,247,262 (repurchase proceeds $3,177,002)	3,177,000	3,177,000

	Total Short-Term Obligation (cost of $3,177,000)		3,177,000

2

Value ($)
Total Investments — 127.4% (cost of $519,108,236)(c)(d)	555,309,945

Obligation to Return Collateral for Securities Loaned — (28.7)%	(124,959,486)

Other Assets & Liabilities, Net — 1.3%	5,627,993

Net Assets — 100.0%	435,978,452

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 — Quoted Prices	$552,132,945	$—
Level 2 — Other Significant Observable Inputs	3,177,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$555,309,945	$—

(a)	All or a portion of this security was on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 is $ 121,605,217.

(b)	Investment made with cash collateral received from securities lending activity.

(c)	Cost for federal income tax purposes is $520,850,076.

3

(d)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$34,510,296	$(50,427)	$34,459,869

4

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Value and Restructuring Fund

		Shares	Value ($)*
Common Stocks — 100.5%
CONSUMER DISCRETIONARY — 5.5%
Household Durables — 3.6%
	Black & Decker Corp. (a)	3,100,000	129,611,000
	Centex Corp.	2,950,000	31,388,000
	Newell Rubbermaid, Inc.	3,750,000	36,675,000
Household Durables Total			197,674,000
Media — 0.5%
	CBS Corp., Class B	3,500,000	28,665,000
Media Total			28,665,000
Specialty Retail — 1.4%
	TJX Companies, Inc.	3,600,000	74,052,000
Specialty Retail Total			74,052,000
CONSUMER DISCRETIONARY TOTAL			300,391,000
CONSUMER STAPLES — 7.0%
Food Products — 1.0%
	Dean Foods Co. (b)	3,000,000	53,910,000
Food Products Total			53,910,000
Personal Products — 1.7%
	Avon Products, Inc.	3,800,000	91,314,000
Personal Products Total			91,314,000
Tobacco — 4.3%
	Lorillard, Inc.	4,200,000	236,670,000
Tobacco Total			236,670,000
CONSUMER STAPLES TOTAL			381,894,000
ENERGY — 23.2%
Energy Equipment & Services — 0.4%
	Hercules Offshore, Inc. (b)	4,000,000	19,000,000
Energy Equipment & Services Total			19,000,000
Oil, Gas & Consumable Fuels — 22.8%
	Alpha Natural Resources, Inc. (a)(b)	4,000,000	64,760,000
	Anadarko Petroleum Corp.	2,500,000	96,375,000
	ConocoPhillips	3,200,000	165,760,000
	CONSOL Energy, Inc.	4,850,000	138,613,000
	Devon Energy Corp.	2,600,000	170,846,000
	El Paso Corp.	6,600,000	51,678,000
	Foundation Coal Holdings, Inc.	1,900,000	26,638,000
	General Maritime Corp.	1,000,000	10,800,000
	Murphy Oil Corp.	1,350,000	59,872,500
	Noble Energy, Inc.	2,200,000	108,284,000
	PetroHawk Energy Corp. (b)	4,500,000	70,335,000
	Petroleo Brasileiro SA, ADR	8,100,000	198,369,000

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Petroplus Holdings AG (b)	1,500,000	30,140,868
	Rosetta Resources, Inc. (b)	250,000	1,770,000
	Rosetta Resources, Inc. (b)(c)(d)	2,750,000	19,470,000
	W&T Offshore, Inc.	2,500,000	35,800,000
Oil, Gas & Consumable Fuels Total			1,249,511,368
ENERGY TOTAL			1,268,511,368
FINANCIALS — 17.1%
Capital Markets — 4.8%
	Apollo Investment Corp. (e)	3,500,000	32,585,000
	Goldman Sachs Group, Inc.	1,000,000	84,390,000
	Invesco Ltd.	6,000,000	86,640,000
	Morgan Stanley	3,800,000	60,952,000
Capital Markets Total			264,567,000
Commercial Banks — 1.8%
	PNC Financial Services Group, Inc.	1,950,000	95,550,000
Commercial Banks Total			95,550,000
Diversified Financial Services — 2.2%
	CIT Group, Inc.	5,758,800	26,144,952
	JPMorgan Chase & Co.	3,000,000	94,590,000
Diversified Financial Services Total			120,734,952
Insurance — 7.4%
	ACE Ltd.	3,750,000	198,450,000
	Castlepoint Holdings Ltd. (a)	2,973,260	40,317,405
	Genworth Financial, Inc., Class A	3,500,000	9,905,000
	Loews Corp.	2,150,000	60,737,500
	MetLife, Inc.	2,800,000	97,608,000
Insurance Total			407,017,905
Real Estate Investment Trusts (REITs) — 0.9%
	DiamondRock Hospitality Co.	5,300,000	26,871,000
	Host Hotels & Resorts, Inc.	2,900,000	21,953,000
	Vintage Wine Trust, Inc. (c)(d)	2,140,500	791,985
Real Estate Investment Trusts (REITs) Total			49,615,985

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.0%
	JHSF Participacoes SA	1,246,600	893,828
Real Estate Management & Development Total			893,828
FINANCIALS TOTAL			938,379,670
HEALTH CARE — 5.6%
Health Care Equipment & Supplies — 2.0%
	Baxter International, Inc.	2,031,818	108,885,127
Health Care Equipment & Supplies Total			108,885,127
Health Care Providers & Services — 1.6%
	AmerisourceBergen Corp.	2,500,000	89,150,000
Health Care Providers & Services Total			89,150,000
Pharmaceuticals — 2.0%
	Bristol-Myers Squibb Co.	4,650,000	108,112,500
Pharmaceuticals Total			108,112,500
HEALTH CARE TOTAL			306,147,627
INDUSTRIALS — 17.5%
Aerospace & Defense — 3.3%
	AerCap Holdings NV (a)(b)	6,100,000	18,361,000
	Empresa Brasileira de Aeronautica SA, ADR	3,192,891	51,756,763
	United Technologies Corp.	2,100,000	112,560,000
Aerospace & Defense Total			182,677,763
Airlines — 1.7%
	Copa Holdings SA, Class A	2,600,000	78,832,000
	Gol Linhas Aereas Inteligentes SA, ADR	2,835,600	11,994,588
Airlines Total			90,826,588
Construction & Engineering — 1.3%
	Aecom Technology Corp. (b)	2,250,000	69,142,500
Construction & Engineering Total			69,142,500
Electrical Equipment — 0.6%
	Rockwell Automation, Inc.	950,000	30,628,000
Electrical Equipment Total			30,628,000
Industrial Conglomerates — 1.3%
	Tyco International Ltd.	3,300,000	71,280,000
Industrial Conglomerates Total			71,280,000
Machinery — 3.5%
	AGCO Corp. (b)	3,650,000	86,103,500
	Eaton Corp.	2,100,000	104,391,000
Machinery Total			190,494,500

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Marine — 0.1%
	Omega Navigation Enterprises, Inc., Class A	633,758	4,037,039
Marine Total			4,037,039
Road & Rail — 4.8%
	Ryder System, Inc.	2,100,000	81,438,000
	Union Pacific Corp.	3,850,000	184,030,000
Road & Rail Total			265,468,000
Trading Companies & Distributors — 0.9%
	RSC Holdings, Inc. (b)	4,700,000	40,044,000
	United Rentals, Inc. (b)	1,350,000	12,312,000
Trading Companies & Distributors Total			52,356,000
INDUSTRIALS TOTAL			956,910,390
INFORMATION TECHNOLOGY — 8.9%
Communications Equipment — 6.3%
	CommScope, Inc. (b)	2,850,000	44,289,000
	Harris Corp.	5,550,000	211,177,500
	Nokia Oyj, ADR	5,500,000	85,800,000
Communications Equipment Total			341,266,500
Computers & Peripherals — 2.6%
	International Business Machines Corp.	1,700,000	143,072,000
Computers & Peripherals Total			143,072,000
INFORMATION TECHNOLOGY TOTAL			484,338,500
MATERIALS — 9.6%
Chemicals — 3.5%
	Celanese Corp., Series A	5,250,000	65,257,500
	Lanxess AG	2,200,000	42,798,399
	PPG Industries, Inc.	2,000,000	84,860,000
Chemicals Total			192,915,899
Containers & Packaging — 0.0%
	Smurfit-Stone Container Corp. (b)	6,500,000	1,657,500
Containers & Packaging Total			1,657,500
Metals & Mining — 6.1%
	Cia Vale do Rio Doce, ADR	4,000,000	48,440,000
	Freeport-McMoRan Copper & Gold, Inc.	2,000,000	48,880,000
	Grupo Mexico SAB de CV, Series B	53,842,285	34,602,761
	Schnitzer Steel Industries, Inc., Class A	2,100,000	79,065,000
	Southern Copper Corp.	5,700,000	91,542,000

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Sterlite Industries India Ltd., ADR	5,500,000	30,360,000
Metals & Mining Total			332,889,761
MATERIALS TOTAL			527,463,160
TELECOMMUNICATION SERVICES — 3.9%
Diversified Telecommunication Services — 0.8%
	DataPath, Inc. (b)(c)	1,842,000	18,420
	Windstream Corp.	4,400,000	40,480,000
Diversified Telecommunication Services Total			40,498,420
Wireless Telecommunication Services — 3.1%
	America Movil SAB de CV, Series L, ADR	5,500,000	170,445,000
Wireless Telecommunication Services Total			170,445,000
TELECOMMUNICATION SERVICES TOTAL			210,943,420
UTILITIES — 2.2%
Electric Utilities — 2.2%
	Enel SpA	6,100,000	39,010,122
	Entergy Corp.	1,000,000	83,130,000
Electric Utilities Total			122,140,122
UTILITIES TOTAL			122,140,122

	Total Common Stocks (cost of $6,920,762,737)		5,497,119,257

Convertible Preferred Stock — 0.1%
MATERIALS — 0.1%
Chemicals — 0.1%
	Celanese Corp., 4.250%	500,000	8,425,000
Chemicals Total			8,425,000
MATERIALS TOTAL			8,425,000

	Total Convertible Preferred Stock (cost of $11,789,117)		8,425,000

	Total Investments — 100.6% (cost of $6,932,551,854)(f)(g)		5,505,544,257

	Other Assets & Liabilities, Net — (0.6)%		(33,813,661)

	Net Assets — 100.0%		5,471,730,596

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 — Quoted Prices	$5,373,314,463	$—
Level 2 — Other Significant Observable Inputs	131,437,809	—
Level 3 — Significant Unobservable Inputs	791,985	—
Total	$5,505,544,257	$—

6

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending December 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of March 31, 2008	$—	$—
Accretion of discounts/Amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	535,125	—
Net sales	(14,191,515)	—
Transfers in to Level 3	14,448,375	—
Balance as of December 31, 2008	$791,985	$—

(a)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the nine months ended December 31, 2008, are as follows:

Security name: AerCap Holdings NV
Shares as of 03/31/08:	5,000,000
Shares purchased:	1,100,000
Shares sold:	—
Shares as of 12/31/08:	6,100,000
Net realized gain/loss:	$—
Dividend income earned:	$—
Value at end of period:	$18,361,000

Security name: Alpha Natural Resources, Inc.
Shares as of 03/31/08:	3,700,000
Shares purchased:	300,000
Shares sold:	—
Shares as of 12/31/08:	4,000,000
Net realized gain/loss:	$—
Dividend income earned:	$—
Value at end of period:	$64,760,000

Security name: Black & Decker Corp.
Shares as of 03/31/08:	2,900,000
Shares purchased:	350,000
Shares sold:	(150,000)
Shares as of 12/31/08:	3,100,000
Net realized gain/loss:	$2,144,231
Dividend income earned:	$3,906,000
Value at end of period:	$129,611,000

7

Security name: Castlepoint Holdings Ltd.
Shares as of 03/31/08:	3,323,260
Shares purchased:	—
Shares sold:	(350,000)
Shares as of 12/31/08:	2,973,260
Net realized gain/loss:	$753,846
Dividend income earned:	$493,489
Value at end of period:	$40,317,405

8

(b)	Non-income producing security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities, which are not illiquid except for those in the following table, amounted to $20,280,405, which represents 0.4% of net assets.

Acquisition
	Security	Date	Shares	Cost	Value
	DataPath, Inc.	06/23/06	1,842,000	$20,262,000	$18,420
	Vintage Wine Trust, Inc.	03/16/2005 - 01/04/2007	2,140,500	5,477,730	791,985
$810,405

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $20,261,985, which represents 0.4% of net assets.

(e)	Closed-end Management Investment Company.

(f)	Cost for federal income tax purposes is $6,932,551,854.

(g)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized			Net Unrealized
	Appreciation	Depreciation			Depreciation
	$1,025,858,133		$(2,452,865,730)		$(1,427,007,597)

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia World Equity Fund

		Shares	Value ($)*
Common Stocks — 93.3%
CONSUMER DISCRETIONARY — 6.3%
Hotels, Restaurants & Leisure — 1.7%
	McDonald’s Corp.	12,261	762,512
Hotels, Restaurants & Leisure Total			762,512
Media — 1.2%
	Comcast Corp., Class A	31,050	524,124
Media Total			524,124
Specialty Retail — 3.4%
	Home Depot, Inc.	8,780	202,116
	Industria de Diseno Textil, S.A.	15,331	677,650
	Staples, Inc.	32,850	588,672
Specialty Retail Total			1,468,438
CONSUMER DISCRETIONARY TOTAL			2,755,074
CONSUMER STAPLES — 13.9%
Beverages — 1.5%
	Coca-Cola Co.	14,432	653,336
Beverages Total			653,336
Food & Staples Retailing — 5.6%
	BJ’s Wholesale Club, Inc. (a)	20,389	698,527
	Seven & I Holdings Co., Ltd.	28,400	972,976
	Wal-Mart Stores, Inc.	13,305	745,879
Food & Staples Retailing Total			2,417,382
Food Products — 5.5%
	Cadbury PLC	60,177	526,794
	J M Smucker Co.	1,006	43,620
	Nestle SA, Registered Shares	12,262	483,277
	Toyo Suisan Kaisha Ltd.	28,000	804,799
	Unilever PLC	24,311	552,480
Food Products Total			2,410,970
Household Products — 0.7%
	Kimberly-Clark Corp.	5,820	306,947
Household Products Total			306,947
Personal Products — 0.6%
	Avon Products, Inc.	10,371	249,215
Personal Products Total			249,215
CONSUMER STAPLES TOTAL			6,037,850
ENERGY — 9.5%
Energy Equipment & Services — 1.7%
	Subsea 7, Inc. (a)	63,550	378,295

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Energy Equipment & Services — (continued)
	Transocean Ltd. (a)	7,183	339,397
Energy Equipment & Services Total			717,692
Oil, Gas & Consumable Fuels — 7.8%
	BP PLC	59,198	453,592
	Chevron Corp.	6,573	486,205
	Devon Energy Corp.	7,722	507,412
	Peabody Energy Corp.	9,150	208,162
	Petroleo Brasileiro SA, ADR	12,790	313,227
	Total SA	9,063	494,094
	Valero Energy Corp.	19,803	428,537
	XTO Energy, Inc.	14,751	520,268
Oil, Gas & Consumable Fuels Total			3,411,497
ENERGY TOTAL			4,129,189
FINANCIALS — 14.1%
Capital Markets — 1.1%
	T Rowe Price Group, Inc.	13,257	469,828
Capital Markets Total			469,828
Commercial Banks — 9.3%
	Banco Bradesco SA, ADR	33,785	333,458
	Banco Santander SA	76,983	742,972
	BNP Paribas	7,954	335,869
	DBS Group Holdings Ltd.	41,000	243,222
	HSBC Holdings PLC	47,808	457,581
	National Bank of Canada	12,400	314,395
	PNC Financial Services Group, Inc.	9,996	489,804
	U.S. Bancorp	8,419	210,559
	United Overseas Bank Ltd.	52,000	469,407
	Wells Fargo & Co.	14,756	435,007
Commercial Banks Total			4,032,274
Diversified Financial Services — 1.2%
	JPMorgan Chase & Co.	17,177	541,591
Diversified Financial Services Total			541,591
Insurance — 2.5%
	ACE Ltd.	11,789	623,874

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Axis Capital Holdings Ltd.	15,944	464,289
Insurance Total			1,088,163
FINANCIALS TOTAL			6,131,856
HEALTH CARE — 13.7%
Biotechnology — 4.6%
	Amgen, Inc. (a)	17,648	1,019,172
	Celgene Corp. (a)	10,922	603,768
	Gilead Sciences, Inc. (a)	7,273	371,941
Biotechnology Total			1,994,881
Health Care Equipment & Supplies — 0.6%
	Baxter International, Inc.	4,757	254,928
Health Care Equipment & Supplies Total			254,928
Health Care Providers & Services — 0.5%
	Express Scripts, Inc. (a)	4,241	233,170
Health Care Providers & Services Total			233,170
Life Sciences Tools & Services — 1.0%
	Thermo Fisher Scientific, Inc. (a)	13,210	450,065
Life Sciences Tools & Services Total			450,065
Pharmaceuticals — 7.0%
	Johnson & Johnson	12,162	727,653
	Novo-Nordisk A/S, Class B	12,375	629,756
	Roche Holding AG, Genusschein Shares	5,019	772,593
	Sanofi-Aventis SA	7,467	474,258
	Takeda Pharmaceutical Co., Ltd.	8,300	430,541
Pharmaceuticals Total			3,034,801
HEALTH CARE TOTAL			5,967,845
INDUSTRIALS — 9.6%
Aerospace & Defense — 2.3%
	General Dynamics Corp.	7,755	446,611
	United Technologies Corp.	10,563	566,177
Aerospace & Defense Total			1,012,788
Construction & Engineering — 1.9%
	Foster Wheeler Ltd. (a)	13,510	315,864

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — (continued)
	Quanta Services, Inc. (a)	24,758	490,208
Construction & Engineering Total			806,072
Electrical Equipment — 4.0%
	First Solar, Inc. (a)	3,887	536,251
	Gamesa Corp., Tecnologica SA	18,723	339,607
	SunPower Corp., Class A (a)	10,983	406,371
	Vestas Wind Systems A/S (a)	7,300	433,867
Electrical Equipment Total			1,716,096
Industrial Conglomerates — 1.4%
	General Electric Co.	38,270	619,974
Industrial Conglomerates Total			619,974
INDUSTRIALS TOTAL			4,154,930
INFORMATION TECHNOLOGY — 14.0%
Communications Equipment — 2.5%
	Alvarion Ltd. (a)	124,574	395,724
	Brocade Communications Systems, Inc. (a)	79,498	222,594
	Cisco Systems, Inc. (a)	28,307	461,404
Communications Equipment Total			1,079,722
Computers & Peripherals — 3.4%
	Apple, Inc. (a)	3,206	273,632
	Hewlett-Packard Co.	18,448	669,478
	International Business Machines Corp.	6,203	522,044
Computers & Peripherals Total			1,465,154
IT Services — 2.1%
	Accenture Ltd., Class A	18,410	603,664
	CGI Group, Inc., Class A (a)	40,200	312,612
IT Services Total			916,276
Office Electronics — 1.1%
	Canon, Inc.	16,000	502,265
Office Electronics Total			502,265
Semiconductors & Semiconductor Equipment — 1.3%
	ASML Holding N.V., N.Y. Registered Shares	30,880	558,002
Semiconductors & Semiconductor Equipment Total			558,002
Software — 3.6%
	Adobe Systems, Inc. (a)	11,315	240,896
	BMC Software, Inc. (a)	13,826	372,058
	Misys PLC	271,759	390,427

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Oracle Corp. (a)	32,349	573,548
Software Total			1,576,929
INFORMATION TECHNOLOGY TOTAL			6,098,348
MATERIALS — 7.5%
Chemicals — 5.9%
	BASF SE	5,681	224,482
	Calgon Carbon Corp. (a)	39,442	605,829
	Linde AG	5,765	487,854
	Monsanto Co.	11,453	805,719
	Praxair, Inc.	7,780	461,821
Chemicals Total			2,585,705
Metals & Mining — 1.6%
	BHP Biliton PLC	20,561	387,305
	Cia Vale do Rio Doce	25,600	307,054
Metals & Mining Total			694,359
MATERIALS TOTAL			3,280,064
TELECOMMUNICATION SERVICES — 1.8%
Diversified Telecommunication Services — 1.8%
	Telefonica O2 Czech Republic AS	18,368	405,800
	Telekomunikacja Polska SA	55,339	358,579
Diversified Telecommunication Services Total			764,379
TELECOMMUNICATION SERVICES TOTAL			764,379
UTILITIES — 2.9%
Electric Utilities — 1.9%
	E.ON AG	11,328	458,072
	FirstEnergy Corp.	7,614	369,888
Electric Utilities Total			827,960
Water Utilities — 1.0%
	Hyflux Ltd.	352,000	440,986
Water Utilities Total			440,986
UTILITIES TOTAL			1,268,946

	Total Common Stocks (cost of $52,226,074)		40,588,481

5

		Units	Value ($)
Rights — 0.1%
FINANCIALS — 0.1%
Commercial Banks — 0.1%
	DBS Group Holdings Ltd. Expires 01/23/09 (a)	20,500	42,686
Commercial Banks Total			42,686
FINANCIALS TOTAL			42,686

	Total Rights (cost of $90,971)		42,686

		Shares
Investment Companies — 2.5%
	Columbia Greater China Fund, Class Z (a)(b)	15,368	521,427
	WisdomTree India Earnings Fund	50,474	572,880

	Total Investment Companies (cost of $1,656,846)		1,094,307

		Par ($)
Short-Term Obligation — 3.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by a U.S. Treasury Obligation maturing 02/15/27, market value $1,621,852 (repurchase proceeds $1,589,001)	1,589,000	1,589,000

	Total Short-Term Obligation (cost of $1,589,000)		1,589,000

	Total Investments — 99.6% (cost of $55,562,891)(c)(d)		43,314,474

	Other Assets & Liabilities, Net — 0.4%		184,122

	Net Assets — 100.0%		43,498,596

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price.  Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

7

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$26,957,662	$—
Level 2 — Other Significant Observable Inputs	16,314,126	234,388
Level 3 — Significant Unobservable Inputs	42,686	—
Total	$43,314,474	$234,388

*Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending December 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of March 31, 2008	$—	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized depreciation	(48,285)	—
	Net purchases	90,971	—
	Transfers in and/or out of Level 3	—	—
	Balance as of December 31, 2008	$42,686	$—

(a)	Non-income producing security.

(b)	Investments in an affiliate during the nine months ended December 31, 2008: Security name: Columbia Greater China Fund, Class Z

	Shares as of 03/31/08:		—
	Shares purchased:		15,368
	Shares sold:		—
	Shares as of 12/31/08:		15,368
	Net realized gain(loss):		$—
	Dividend income earned:		$—
	Value at end of period:		$521,427

(c)	Cost for federal income tax purposes is $55,562,891.

(d)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$2,032,550	$(14,280,967)	$(12,248,417)

8

Forward foreign currency exchange contracts outstanding on December 31, 2008 are:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,174,340	$1,082,730	02/10/09	$91,610
CAD	859,121	860,272	02/10/09	(1,151)
CHF	333,669	298,254	02/10/09	35,415
EUR	1,908,373	1,721,253	02/10/09	187,120
EUR	87,439	81,220	02/10/09	6,219
GBP	1,449,277	1,494,793	02/10/09	(45,516)
JPY	2,437,370	2,314,555	02/10/09	122,815
JPY	87,277	85,520	02/10/09	1,757
SEK	263,865	258,512	02/10/09	5,353
SGD	85,277	81,713	02/10/09	3,564
				$407,186

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$86,808	$79,151	02/10/09	$(7,657)
BRL	215,133	215,678	02/10/09	545
CZK	407,583	387,900	02/10/09	(19,683)
DKK	954,822	859,298	02/10/09	(95,524)
EUR	123,524	126,603	02/10/09	3,079
GBP	459,632	491,605	02/10/09	31,973
ILS	443,614	427,298	02/10/09	(16,316)
ILS	88,300	85,521	02/10/09	(2,779)
JPY	171,562	162,556	02/10/09	(9,006)
JPY	168,195	170,717	02/10/09	2,522
NOK	349,123	344,847	02/10/09	(4,276)
PLN	394,123	386,618	02/10/09	(7,505)
SGD	1,075,323	1,027,152	02/10/09	(48,171)
				$(172,798)

For the nine months ended December 31, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received

Options outstanding at March 31, 2008	—	$—
Options written	311	53,564
Options terminated in closing purchase transactions	(82)	(18,688)
Options exercised	(40)	(11,880)
Options expired	(189)	(22,996)
Options outstanding at December 31, 2008	—	$—

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

9

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 20, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 20, 2009